MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.4%
CORPORATE DEBT — 36.1%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 3.750% 10/01/21	$560,000	$574,677
Aerospace & Defense — 0.4%
Harris Corp. 2.700% 4/27/20	2,100,000	2,102,155
Agriculture — 1.4%
BAT Capital Corp. 3.222% 8/15/24	1,100,000	1,107,224
Bunge Ltd. Finance Corp. 3.500% 11/24/20	2,640,000	2,664,607
Imperial Brands Finance PLC 2.950% 7/21/20 (a)	1,269,000	1,272,429
3.500% 2/11/23 (a)	979,000	997,175
Reynolds American, Inc. 4.000% 6/12/22	1,500,000	1,557,351
		7,598,786
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	69,828	71,281
Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC 3.408% FRN 4/05/21 (b)	660,000	651,337
3.753% FRN 2/15/23 (b)	1,130,000	1,096,694
General Motors Financial Co., Inc. 3.250% 1/05/23	2,715,000	2,724,855
Nissan Motor Acceptance Corp. 1.900% 9/14/21 (a)	485,000	476,126
		4,949,012
Auto Parts & Equipment — 0.0%
Lear Corp. 5.250% 1/15/25	100,000	103,606
Banks — 6.6%
Banco Santander SA 3.500% 4/11/22	2,000,000	2,051,694
Bank of America Corp. 3 mo. USD LIBOR + .930% 2.816% VRN 7/21/23	5,830,000	5,888,276
Barclays PLC 3.905% FRN 5/16/24 (b)	945,000	931,075
Citigroup, Inc. 3.142% VRN 1/24/23 (b)	2,875,000	2,924,145
Discover Bank 3.350% 2/06/23	1,832,000	1,874,840
4.200% 8/08/23	1,000,000	1,061,204

	Principal Amount	Value
First Horizon National Corp. 3.500% 12/15/20	$1,620,000	$1,639,420
The Goldman Sachs Group, Inc. 3.200% 2/23/23	6,280,000	6,426,913
JP Morgan Chase & Co. 4.500% 1/24/22	2,780,000	2,929,379
Macquarie Bank Ltd. 2.850% 1/15/21 (a)	380,000	382,277
Mitsubishi UFJ Financial Group, Inc. 2.665% 7/25/22	2,650,000	2,657,344
Morgan Stanley 3.750% 2/25/23	3,075,000	3,212,200
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	1,220,000	1,214,961
2.846% 1/11/22	260,000	262,866
SVB Financial Group 5.375% 9/15/20	225,000	232,568
Synchrony Bank 3.000% 6/15/22	1,250,000	1,259,304
		34,948,466
Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc. 3.500% 1/12/24	2,820,000	2,945,445
Keurig Dr Pepper, Inc. 4.057% 5/25/23 (a)	1,450,000	1,522,322
Molson Coors Brewing Co. 2.100% 7/15/21	660,000	655,602
3.500% 5/01/22	720,000	739,172
		5,862,541
Biotechnology — 0.1%
Celgene Corp. 4.000% 8/15/23	474,000	500,914
Building Materials — 1.0%
Holcim US Finance Sarl & Cie SCS 6.000% 12/30/19 (a)	2,029,000	2,056,917
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + .650% 3.173% FRN 5/22/20	980,000	980,034
Masco Corp. 3.500% 4/01/21	490,000	497,283
7.125% 3/15/20	225,000	231,464
Standard Industries, Inc. 5.500% 2/15/23 (a)	1,472,000	1,512,480
		5,278,178
Chemicals — 2.0%
CF Industries, Inc. 7.125% 5/01/20	94,000	97,055
DuPont de Nemours, Inc. 4.205% 11/15/23	1,265,000	1,354,098

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Huntsman International LLC 5.125% 11/15/22	$2,740,000	$2,896,944
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	2,227,000	2,256,540
RPM International, Inc. 3.450% 11/15/22	43,000	43,785
6.125% 10/15/19	1,722,000	1,738,576
The Sherwin-Williams Co. 2.750% 6/01/22	1,239,000	1,251,714
Syngenta Finance NV 3.698% 4/24/20 (a)	1,165,000	1,173,156
		10,811,868
Computers — 0.9%
Dell International LLC/EMC Corp. 4.000% 7/15/24 (a)	482,000	494,609
4.420% 6/15/21 (a)	895,000	922,244
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	1,480,000	1,491,466
Leidos Holdings, Inc. 4.450% 12/01/20	1,861,000	1,894,386
		4,802,705
Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.950% 2/01/22	2,600,000	2,675,006
4.500% 5/15/21	250,000	257,801
Aircastle Ltd. 5.000% 4/01/23	2,790,000	2,951,794
Ameriprise Financial, Inc. 3.000% 3/22/22	405,000	412,433
3.700% 10/15/24	285,000	302,190
4.000% 10/15/23	255,000	271,277
Antares Holdings LP 6.000% 8/15/23 (a)	1,172,000	1,191,250
Brookfield Finance, Inc. 4.000% 4/01/24	1,310,000	1,376,847
		9,438,598
Electric — 0.8%
Ameren Corp. 2.700% 11/15/20	815,000	817,654
EDP Finance BV 4.125% 1/15/20 (a)	795,000	796,749
Enel Finance International NV 2.875% 5/25/22 (a)	755,000	760,980
Entergy Texas, Inc. 2.550% 6/01/21	605,000	604,326
Puget Energy, Inc. 6.000% 9/01/21	740,000	790,968
6.500% 12/15/20	334,000	352,450
		4,123,127

	Principal Amount	Value
Electronics — 0.2%
FLIR Systems, Inc. 3.125% 6/15/21	$650,000	$656,356
Tech Data Corp. 3.700% 2/15/22	580,000	589,961
		1,246,317
Foods — 0.3%
McCormick & Co., Inc. 2.700% 8/15/22	1,570,000	1,584,395
Health Care – Products — 0.2%
Becton Dickinson and Co. 3.194% FRN 12/29/20 (b)	1,227,000	1,227,181
Health Care – Services — 0.2%
Cigna Holding Co. 4.000% 2/15/22	971,000	1,003,629
Home Builders — 0.4%
Lennar Corp. 4.500% 11/15/19	2,253,000	2,261,449
Household Products & Wares — 0.4%
Church & Dwight Co., Inc. 2.875% 10/01/22	2,118,000	2,146,368
Housewares — 0.3%
Newell Brands, Inc. 3.850% 4/01/23	1,585,000	1,608,273
Insurance — 2.5%
American International Group, Inc. 3.300% 3/01/21	109,000	110,471
AmTrust Financial Services, Inc. 6.125% 8/15/23	1,505,000	1,490,968
Athene Global Funding 4.000% 1/25/22 (a)	2,810,000	2,907,076
CNA Financial Corp. 5.750% 8/15/21	901,000	963,226
Enstar Group Ltd. 4.500% 3/10/22	1,435,000	1,469,879
Jackson National Life Global Funding 2.500% 6/27/22 (a)	1,940,000	1,947,795
Lincoln National Corp. 4.000% 9/01/23	310,000	327,954
6.250% 2/15/20	740,000	756,181
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,365,000	1,430,342
Trinity Acquisition PLC 3.500% 9/15/21	980,000	997,248
Willis Towers Watson PLC 5.750% 3/15/21	840,000	882,145
		13,283,285
Investment Companies — 0.7%
Ares Capital Corp. 3.875% 1/15/20	900,000	903,857

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BlackRock TCP Capital Corp. 4.125% 8/11/22	$1,805,000	$1,819,038
FS KKR Capital Corp. 4.000% 7/15/19	933,000	933,172
		3,656,067
Lodging — 0.2%
Marriott International, Inc. 2.300% 1/15/22	410,000	408,647
2.875% 3/01/21	815,000	820,420
		1,229,067
Machinery – Diversified — 0.9%
CNH Industrial Capital LLC 3.375% 7/15/19	729,000	729,169
3.875% 10/15/21	1,015,000	1,034,792
4.875% 4/01/21	590,000	610,379
Wabtec Corp. 4.400% STEP 3/15/24	2,400,000	2,540,918
		4,915,258
Media — 1.0%
Charter Communications Operating LLC/ Charter Communications Operating Capital 3.579% 7/23/20	1,045,000	1,054,368
Discovery Communications LLC 2.950% 3/20/23	1,170,000	1,180,666
Sirius XM Radio, Inc. 3.875% 8/01/22 (a)	2,930,000	2,937,325
		5,172,359
Mining — 1.1%
Glencore Funding LLC 4.125% 5/30/23 (a)	1,680,000	1,746,645
Kinross Gold Corp. 5.125% 9/01/21	550,000	566,500
5.950% 3/15/24	1,950,000	2,130,726
Newcrest Finance Pty Ltd. 4.200% 10/01/22 (a)	1,170,000	1,222,282
		5,666,153
Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 3.875% STEP 10/01/21	1,210,000	1,185,800
Oil & Gas — 0.7%
Antero Resources Corp. 5.375% 11/01/21	629,000	621,137
Continental Resources, Inc. 5.000% 9/15/22	1,480,000	1,492,145
EQT Corp. 3.000% 10/01/22	1,610,000	1,597,511
		3,710,793
Packaging & Containers — 0.4%
Graphic Packaging International LLC 4.750% 4/15/21	1,860,000	1,892,550

	Principal Amount	Value
Pharmaceuticals — 2.3%
Bayer US Finance II LLC 3.420% FRN 12/15/23 (a) (b)	$2,255,000	$2,214,345
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 3.180% FRN 6/15/22	2,345,000	2,351,284
CVS Health Corp. 2.125% 6/01/21	1,305,000	1,296,339
3.700% 3/09/23	1,065,000	1,101,366
Express Scripts Holding Co. 3.300% 2/25/21	1,645,000	1,666,840
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	335,000	334,589
2.875% 9/23/23	1,000,000	1,009,775
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	2,525,000	2,395,594
		12,370,132
Pipelines — 0.8%
Energy Transfer Operating LP 4.200% 9/15/23	2,570,000	2,694,387
EnLink Midstream Partners LP 4.400% 4/01/24	1,340,000	1,355,048
		4,049,435
Private Equity — 0.3%
Hercules Capital, Inc. 4.625% 10/23/22	1,495,000	1,470,727
Real Estate Investment Trusts (REITS) — 1.3%
American Tower Corp. 2.250% 1/15/22	465,000	462,497
3.000% 6/15/23	1,520,000	1,534,743
3.300% 2/15/21	505,000	511,274
Crown Castle International Corp. 3.400% 2/15/21	1,319,000	1,337,017
Healthcare Trust of America Holdings LP 2.950% 7/01/22	690,000	694,916
SBA Tower Trust 3.168% 4/09/47 (a)	880,000	886,647
VEREIT Operating Partnership LP 4.600% 2/06/24	1,410,000	1,497,228
		6,924,322
Retail — 1.7%
Advance Auto Parts, Inc. 4.500% 12/01/23	990,000	1,062,273
Dollar Tree, Inc. 3.700% 5/15/23	2,620,000	2,705,158
O’Reilly Automotive, Inc. 3.800% 9/01/22	191,000	198,351
3.850% 6/15/23	2,206,000	2,311,040

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
QVC, Inc. 4.375% 3/15/23	$2,500,000	$2,537,663
		8,814,485
Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.000% 1/15/22	1,215,000	1,218,157
Microchip Technology, Inc. 3.922% 6/01/21	905,000	921,241
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	1,225,000	1,253,297
		3,392,695
Telecommunications — 0.5%
Sprint Communications, Inc. 9.250% 4/15/22	800,000	924,000
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	1,870,000	1,932,365
		2,856,365
Transportation — 0.4%
Ryder System, Inc. 2.250% 9/01/21	170,000	169,459
2.500% 9/01/22	40,000	40,077
3.400% 3/01/23	485,000	498,293
3.750% 6/09/23	1,370,000	1,425,670
		2,133,499
Trucking & Leasing — 1.4%
DAE Funding LLC 4.000% 8/01/20 (a)	522,000	522,000
GATX Corp. 2.600% 3/30/20	695,000	694,372
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	3,310,000	3,494,698
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.375% 2/01/22 (a)	50,000	50,972
4.875% 7/11/22 (a)	2,300,000	2,444,985
		7,207,027

TOTAL CORPORATE DEBT (Cost $189,011,783)		192,173,545

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900%, 3 mo. USD LIBOR 3.480% FRN 4/26/27	82,283	82,419

TOTAL MUNICIPAL OBLIGATIONS (Cost $82,283)		82,419

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.2%
Auto Floor Plan ABS — 0.6%
Navistar Financial Dealer Note Master Owner Trust II Series 2019-1, Class C, 1 mo. USD LIBOR + .950% 3.363% FRN 5/28/24 (a)	$856,000	$856,214
Series 2018-1, Class C, 3.454% FRN 9/25/23 (a) (b)	280,000	280,401
Series 2019-1, Class D, 1 mo. USD LIBOR + 1.450% 3.863% FRN 5/28/24 (a)	768,000	768,072
Series 2018-1, Class D, 3.954% FRN 9/25/23 (a) (b)	471,000	471,736
NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A1, 2.994% FRN 10/15/23 (a) (b)	600,000	600,281
		2,976,704
Automobile ABS — 7.9%
American Credit Acceptance Receivables Trust Series 2017-4, Class C, 2.940% 1/10/24 (a)	2,700,000	2,701,281
Series 2019-1, Class C, 3.500% 4/14/25 (a)	1,625,000	1,655,755
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class B, 3.700% 3/20/23 (a)	295,000	302,423
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	633,000	643,717
Bank of The West Auto Trust, Series 2019-1, Class C 2.900% 4/15/25 (a)	818,000	820,038
BMW Vehicle Lease Trust, Series 2018-1, Class A4 3.360% 3/21/22	500,000	509,161
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B 3.630% 1/19/24 (a)	460,000	476,595
CPS Auto Trust Series 2017-D, Class A, 1.870% 3/15/21 (a)	15,060	15,055
Series 2018-A, Class A, 2.160% 5/17/21 (a)	38,187	38,152
Series 2019-A, Class A, 3.180% 6/15/22 (a)	252,740	254,043
Series 2018-C, Class B, 3.430% 7/15/22 (a)	240,000	241,837
Drive Auto Receivables Trust Series 2017-2, Class C, 2.750% 9/15/23	219,116	219,257

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-1, Class C, 2.840% 4/15/22	$320,910	$321,170
Series 2018-2, Class B, 3.220% 4/15/22	500,688	501,534
Series 2018-4, Class C, 3.660% 11/15/24	660,000	668,706
Series 2019-1, Class C, 3.780% 4/15/25	1,050,000	1,071,803
DT Auto Owner Trust Series 2018-3A, Class A, 3.020% 2/15/22 (a)	757,739	760,100
Series 2019-1A, Class C, 3.610% 11/15/24 (a)	240,000	244,000
Exeter Automobile Receivables Trust Series 2018-1A, Class B, 2.750% 4/15/22 (a)	653,419	653,792
Series 2016-3A, Class B, 2.840% 8/16/21 (a)	236,158	236,253
Series 2018-4A, Class A, 3.050% 12/15/21 (a)	279,620	280,172
Series 2018-2A, Class B, 3.270% 5/16/22 (a)	660,000	661,833
Series 2019-1A, Class B, 3.450% 2/15/23 (a)	400,000	404,697
Series 2015-2A, Class C, 3.900% 3/15/21 (a)	455,816	456,732
First Investors Auto Owner Trust, Series 2017-3A, Class B 2.720% 4/17/23 (a)	890,000	894,445
Flagship Credit Auto Trust Series 2016-3, Class B, 2.430% 6/15/21 (a)	435,974	435,901
Series 2016-4, Class C, 2.710% 11/15/22 (a)	890,000	892,246
Series 2017-1, Class B, 2.830% 3/15/23 (a)	1,331,587	1,332,375
Series 2017-4, Class C, 2.920% 11/15/23 (a)	1,800,000	1,798,568
Series 2018-1, Class B, 3.130% 1/17/23 (a)	3,250,000	3,272,357
GLS Auto Receivables Trust, Series 2018-3A, Class A 3.350% 8/15/22 (a)	575,679	578,779
Hertz Fleet Lease Funding LP, Series 2019-1, Class D 3.440% 1/10/33 (a)	1,976,000	1,998,467
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.290% 2/25/24 (a)	4,120,000	4,194,560
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	1,430,000	1,441,784
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	1,420,000	1,447,641

	Principal Amount	Value
Hertz Vehicle Financing LLC, Series 2018-3A, Class B 4.370% 7/25/24 (a)	$950,000	$991,826
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class C 2.820% 7/15/24 (a)	885,000	885,953
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (a)	288,201	288,034
Oscar US Funding Trust IX LLC, Series 2018-2A, Class A4 3.630% 9/10/25 (a)	720,000	746,324
Oscar US Funding Trust VI, Series 2017-1A, Class A3 2.820% 6/10/21 (a)	428,637	429,031
Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A 2.910% 4/12/21 (a)	907,004	907,646
Oscar US Funding X LLC, Series 2019-1A, Class A4 3.270% 5/11/26 (a)	1,200,000	1,234,136
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020% 4/15/22	1,740,000	1,759,575
Securitized Equipment Receivable 3.760% 10/11/24	890,000	891,670
4.200% 10/11/24	845,000	848,823
Tesla Auto Lease Trust Series 2018-A, Class B, 2.750% 2/20/20 (a)	390,000	389,939
Series 2018-B, Class A, 3.710% 8/20/21 (a)	440,341	446,836
		42,245,022
Commercial MBS — 3.3%
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 3.744% FRN 9/15/34 (a)	300,000	299,635
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, 5.513% VRN 1/12/45 (b)	213,674	213,808
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 3.644% FRN 7/15/35 (a)	1,880,000	1,880,624
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.894% FRN 7/15/35 (a)	2,600,000	2,599,934
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 4.094% FRN 11/15/35 (a)	2,152,128	2,161,540

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150% 4.544% FRN 12/15/37 (a)	$1,335,725	$1,347,441
COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035% VRN 2/10/48 (b)	797,000	826,013
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. LIBOR + 1.600% 3.994% FRN 5/15/36 (a)	820,000	822,320
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.830% VRN 7/10/38 (b)	297,127	299,443
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.808% VRN 10/10/48 (b)	1,100,000	1,161,769
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000% 3.394% FRN 6/15/32 (a)	2,650,189	2,652,611
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. LIBOR + 1.800% 4.194% FRN 5/15/36 (a)	639,000	638,994
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B 3.769% 2/15/46	1,000,000	1,028,391
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D 4.057% 8/05/34 (a)	1,000,000	1,031,650
MSCG Trust, Series 2018-SELF, Class C, 1 mo. USD LIBOR + 1.180% 3.574% FRN 10/15/37 (a)	185,000	185,115
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.483% VRN 8/15/39 (b)	18,327	18,395
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, 3.144% FRN 2/15/35 (a) (b)	169,122	169,177
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (b)	367,918	370,265
		17,707,125
Home Equity ABS — 0.1%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 2.644% FRN 10/25/34 (a)	266,112	265,384

	Principal Amount	Value
Other ABS — 21.8%
321 Henderson Receivables I LLC Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 2.594% FRN 3/15/41 (a)	$173,084	$170,510
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 2.594% FRN 6/15/41 (a)	294,567	288,513
AASET Trust, Series 2017-1A, Class A 3.967% 5/16/42 (a)	708,925	717,054
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (a)	1,645,828	1,681,723
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	813,152	865,166
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (a)	1,400,000	1,405,360
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 3.544% FRN 6/15/28 (a) (b)	880,000	881,912
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	820,250	865,813
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR, 3 mo. USD LIBOR + 1.500% 4.082% FRN 7/29/26 (a)	500,000	499,396
Ascentium Equipment Receivables, Series 2019-1A, Class D 3.470% 5/12/25 (a)	392,000	399,911
Ascentium Equipment Receivables Trust Series 2018-2A, Class B, 3.760% 5/10/24 (a)	1,596,000	1,661,050
Series 2019-1A, Class E, 4.310% 4/12/27 (a)	320,000	327,426
Series 2018-2A, Class E, 5.180% 7/10/26 (a)	2,286,000	2,368,682
Avant Loans Funding Trust, Series 2019-A, Class A 3.480% 7/15/22 (a)	1,268,886	1,274,329
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 3.842% FRN 7/20/30 (a)	650,000	650,066
BlueMountain CLO 2013-1 Ltd., Series 2013-1A, Class A1R2, 3.822% FRN 1/20/29 (a) (b)	1,000,000	1,001,072
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (a)	77,109	77,113

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.940% 5/25/29 (a)	$342,345	$344,680
Series 2019-A, Class B, 3.780% 9/26/33 (a)	875,078	891,043
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	730,750	746,495
Capital Automotive LLC, Series 2012-1A, Class A1 3.870% 4/15/47 (a)	606,567	617,845
Castlelake Aircraft Structured Trust Series 2019-1A, Class A, 3.967% 4/15/39 (a)	462,009	462,790
Series 2018-1, Class A, 4.125% 6/15/43 (a)	770,993	777,382
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (a)	35,557	35,500
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (a)	1,032,454	1,031,508
CLI Funding VI LLC Series 2017-1A, Class A, 3.620% 5/18/42 (a)	852,704	866,733
Series 2019-1A, Class A, 3.710% 5/18/44 (a)	807,154	817,540
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.864% FRN 9/25/34	20,611	19,729
DB Master Finance LLC Series 2019-1A, Class A2I, 3.787% 5/20/49 (a)	632,000	657,125
Series 2019-1A, Class A2II, 4.021% 5/20/49 (a)	746,000	769,460
Denali Capital CLO X LLC, Series 2013-1A, Class A1, 3.636% FRN 10/26/27 (a) (b)	1,850,000	1,847,343
Diamond Resorts Owner Trust, Series 2016-1, Class A 3.080% 11/20/28 (a)	641,141	644,931
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A2II, 3.082% 7/25/47 (a)	2,800,125	2,789,711
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	960,300	986,016
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.637% FRN 7/15/23 (a)	77,761	78,076

	Principal Amount	Value
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.690% 3/25/30 (a)	$401,365	$403,741
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	168,004	166,039
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3.995% FRN 4/20/31 (a) (b)	1,250,000	1,249,915
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a)	491,395	495,248
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.592% FRN 4/20/31 (a) (b)	1,500,000	1,484,444
Gallatin CLO IX Ltd., Series 2018-1A, Class A, 3.642% FRN 1/21/28 (a) (b)	2,200,000	2,194,348
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	690,740	709,416
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (a)	938,503	956,521
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	722,938	754,651
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b)	1,563,675	1,630,325
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 3.049% FRN 4/25/35	11,126	11,094
Hero Funding Trust Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	1,067,464	1,085,297
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	245,230	247,880
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	613,995	637,576
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	201,954	210,103
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,197,362	1,261,240
Hilton Grand Vacations Trust Series 2014-AA, Class A, 1.770% 11/25/26 (a)	191,933	190,871
Series 2013-A, Class A, 2.280% 1/25/26 (a)	125,714	125,636
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	463,450	464,651
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (a)	494,423	512,591
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (a)	624,609	640,140

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KREF Ltd., Series 2018-FL1, Class AS, 3.744% FRN 6/15/36 (a) (b)	$2,600,000	$2,601,196
Lendmark Funding Trust Series 2017-2A, Class A, 2.800% 5/20/26 (a)	819,957	819,747
Series 2017-1A, Class A, 2.830% 12/22/25 (a)	611,486	609,704
Series 2018-1A, Class A, 3.810% 12/21/26 (a)	930,000	953,552
Madison Park Funding Ltd., Series 2015-19A, Class A2R 0.000% 1/22/28 (a)	2,000,000	1,999,970
Mariner Finance Issuance Trust Series 2017-BA, Class A, 2.920% 12/20/29 (a)	3,150,000	3,153,606
Series 2018-AA, Class A, 4.200% 11/20/30 (a)	2,063,000	2,119,389
Marlette Funding Trust Series 2017-3A, Class A, 2.360% 12/15/24 (a)	56,062	56,044
Series 2018-2A, Class A, 3.060% 7/17/28 (a)	287,107	287,425
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	736,000	740,119
Series 2019-1A, Class A, 3.440% 4/16/29 (a)	188,626	190,253
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	540,000	547,913
Mosaic Solar Loans LLC Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	825,614	848,802
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	189,724	197,273
MVW Owner Trust, Series 2013-1A, Class A 2.150% 4/22/30 (a)	156,047	155,446
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, 3.847% FRN 1/15/28 (a) (b)	750,000	738,636
New Residential Advance Receivables Trust, Series 2017-T1, Class DT1 4.002% 2/15/51 (a)	1,250,000	1,260,964
NP SPE II LLC, Series 2017-1A, Class A1 3.372% 10/21/47 (a)	454,491	465,164
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 3.107% 12/15/50 (a)	1,500,000	1,512,228
OCP CLO Ltd., Series 2015-8A, Class A2AR, 4.038% FRN 4/17/27 (a) (b)	2,150,000	2,147,547
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (a)	55,100	54,946

	Principal Amount	Value
Series 2016-A, Class B, 2.910% 3/08/29 (a)	$673,593	$688,798
Series 2019-A, Class D, 4.930% 4/09/38 (a)	2,041,652	2,051,025
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	389,504	392,915
Palmer Square CLO Ltd., 3 mo. USD LIBOR + 1.650% 4.172% FRN 5/21/29 (a)	1,250,000	1,249,990
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A 3.967% 6/15/44 (a)	737,000	748,635
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A 5.340% 11/25/65 (a)	670,000	671,071
Riserva Clo Ltd., Series 2016-3A, Class BR, 3 mo. USD LIBOR + 1.700% 4.000% FRN 10/18/28 (a)	250,000	250,000
RR 3 Ltd., Series 2018-3A, Class A1R2, 3.687% FRN 1/15/30 (a) (b)	1,250,000	1,240,903
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	1,030,000	1,063,564
Sierra Timeshare 2016-3 Receivables Funding LLC, Series 2016-3A, Class B 2.630% 10/20/33 (a)	730,877	728,580
Sierra Timeshare Receivables Funding LLC Series 2014-3A, Class A, 2.300% 10/20/31 (a)	345,670	345,510
Series 2015-3A, Class A, 2.580% 9/20/32 (a)	128,547	128,410
Series 2016-2A, Class B, 2.780% 7/20/33 (a)	1,199,885	1,207,652
Series 2015-1A, Class B, 3.050% 3/22/32 (a)	617,426	617,929
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	48,205	48,436
Series 2018-1A, Class B, 4.236% 4/20/35	1,810,327	1,851,206
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	1,147,274	1,173,399
SoFi Consumer Loan Program LLC Series 2016-3, Class A, 3.050% 12/26/25 (a)	233,938	234,981
Series 2018-3, Class A1, 3.200% 8/25/27 (a)	393,392	394,667
SoFi Consumer Loan Program Trust, Series 2019-3, Class D 3.890% 5/25/28 (a)	2,981,000	3,018,662

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (a)	$2,142,608	$2,140,797
Springleaf Funding Trust, Series 2016-AA, Class A 2.900% 11/15/29 (a)	1,360,071	1,361,424
Store Master Funding I-VII, Series 2018-1A, Class A3 4.400% 10/20/48 (a)	1,245,833	1,313,243
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800% 3.204% FRN 11/25/35 (a)	1,300,000	1,268,092
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (a)	2,308,400	2,391,422
TAL Advantage V LLC, Series 2014-2A, Class A2 3.330% 5/20/39 (a)	764,653	771,501
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	985,118	1,003,877
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 4.077% FRN 10/13/29 (a)	1,060,000	1,062,840
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (a)	1,692,496	1,691,226
Trafigura Securitisation Finance PLC Series 2018-1A, Class A1, 3.124% FRN 3/15/22 (a) (b)	1,340,000	1,331,484
Series 2017-1A, Class B, 4.025% 12/15/20 (a)	670,000	672,884
Series 2018-1A, Class B, 4.290% 3/15/22 (a)	1,870,000	1,915,151
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3.662% FRN 10/20/28 (a) (b)	1,100,000	1,100,002
Trinity Rail Leasing LLC, Series 2019-1A, Class A 3.820% 4/17/49 (a)	1,650,641	1,695,406
Trinity Rail Leasing LP, Series 2018-1A, Class A1 3.820% 6/17/48 (a)	1,349,728	1,411,170
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	291,233	291,044
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	2,246,612	2,328,874
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (a)	2,064,280	2,088,681

	Principal Amount	Value
Triton Container Finance VI LLC, Series 2018-2A, Class A 4.190% 6/22/43 (a)	$1,332,000	$1,366,639
Upstart Securitization Trust, Series 2019-1, Class A 3.450% 4/20/26 (a)	703,523	705,773
VSE VOI Mortgage LLC Series 2016-A, Class B, 2.740% 7/20/33 (a)	599,772	599,206
Series 2018-A, Class C, 4.020% 2/20/36 (a)	632,260	648,895
Welk Resorts LLC Series 2015-AA, Class A, 2.790% 6/16/31 (a)	155,830	154,417
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	1,020,617	1,010,468
Westgate Resorts LLC, Series 2015-2A, Class A 3.200% 7/20/28 (a)	211,052	210,735
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	685,983	716,163
Wingstop Funding LLC, Series 2018-1, Class A2 4.970% 12/05/48 (a)	289,275	302,243
		116,070,644
Student Loans ABS — 15.7%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800% 3.204% FRN 12/26/44 (a)	198,009	197,901
Access Group, Inc. Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 3.104% FRN 7/25/56 (a)	638,997	630,194
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 7/25/58 (a)	530,000	498,165
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.310% FRN 7/01/38	121,318	119,907
College Ave Student Loans LLC Series 2018-A, Class A1, 3.604% FRN 12/26/47 (a) (b)	1,530,160	1,525,446
Series 2019-A, Class B, 3.810% 12/28/48 (a) (c)	1,038,000	1,037,902
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 3.087% FRN 1/15/37	585,629	548,377
Commonbond Student Loan Trust Series 2016-B, Class A1, 2.730% 10/25/40 (a)	379,994	380,464

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	$879,832	$891,357
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	625,000	634,914
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	472,000	477,946
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	361,360	371,544
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (a)	227,904	221,272
DRB Prime Student Loan Trust Series 2015-A, Class A3, 2.320% 4/25/30	2,148	2,146
Series 2015-B, Class A3, 2.540% 4/27/26 (a)	34,919	34,766
Series 2015-A, Class A2, 3.060% 7/25/31 (a)	211,506	214,815
Series 2015-D, Class A2, 3.200% 1/25/40 (a)	1,015,521	1,027,718
Series 2015-D, Class A1, 4.104% 1/25/40 (a)	291,527	294,456
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.304% FRN 10/25/44 (a)	1,068,174	1,078,654
Earnest Student Loan Program LLC Series 2016-C, Class A2, 2.680% 7/25/35 (a)	801,437	801,290
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.454% FRN 2/26/35 (a)	320,617	324,417
ECMC Group Student Loan Trust Series 2018-1A, Class A, 3.016% 2/27/68 (a)	1,829,255	1,818,249
Series 2018-2A, Class A, 3.204% FRN 9/25/68 (a) (b)	2,297,463	2,270,996
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.604% FRN 12/27/66 (a)	2,054,806	2,063,614
EdLinc Student Loan Funding, Series 2017-A, Class A, 4.350% FRN 12/01/47 (a) (b)	1,845,038	1,854,044
ELFI Graduate Loan Program LLC Series 2018-A, Class A1, 3.154% FRN 8/25/42 (a) (b)	1,014,335	1,011,170
Series 2018-A, Class B, 4.000% 8/25/42 (a)	630,000	647,274
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 3.190% FRN 12/01/31	447,049	437,429
Laurel Road Prime Student Loan Trust Series 2017-C, Class B, 2.950% 11/25/42 (a)	644,870	646,120

	Principal Amount	Value
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	$700,861	$699,515
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	910,586	923,333
Navient Private Education Loan Trust, Series 2017-A, Class A2B, 3.294% FRN 12/16/58 (a) (b)	1,400,000	1,405,948
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420% 1/15/43 (a)	570,000	590,196
Navient Student Loan Trust Series 2018-2A, Class A3, 3.154% FRN 3/25/67 (a) (b)	1,830,000	1,811,714
Series 2018-3A, Class A3, 3.204% FRN 3/25/67 (a) (b)	2,500,000	2,475,935
Series 2019-2A, Class A2, 3.404% FRN 2/27/68 (a) (b)	919,000	922,208
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 3.554% FRN 7/26/66 (a)	1,800,000	1,818,410
Nelnet Private Education Loan Trust Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	343,189	345,493
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.154% FRN 12/26/40 (a)	286,583	285,031
Nelnet Student Loan Trust Series 2007-2A, Class A4A2, 28 day ARS 2.856% FRN 6/25/35 (a)	2,800,000	2,781,539
Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 3.034% FRN 1/25/37 (a)	434,520	432,554
Series 2012-1A, Class A, 1 mo. USD LIBOR + .800% 3.204% FRN 12/27/39 (a)	1,471,645	1,470,422
Series 2018-3A, Class A3, 3.240% 9/27/66 (a)	1,950,000	1,920,821
Series 2018-5A, Class B, 3.854% FRN 2/25/67 (a) (b)	1,000,000	988,747
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 6/25/54 (a)	395,000	387,842
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. USD LIBOR + .800% 3.380% FRN 7/25/25	208,415	209,095
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.354% FRN 11/25/65 (a)	1,168,483	1,164,693
SLC Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .250% 2.660% FRN 6/15/55	1,426,053	1,327,209

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust Series 06-2, Class R, 0.000% 1/25/41	$3,391	$1,661,590
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 2.681% FRN 1/27/42	3,377,080	3,105,814
Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.690% FRN 1/26/43	440,273	427,269
Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.720% FRN 1/27/42	250,000	238,587
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.730% FRN 3/25/44	3,700,000	3,570,813
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.800% FRN 3/25/44	2,235,344	2,103,050
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.870% FRN 1/25/44	1,454,138	1,359,426
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 2.880% FRN 7/25/25	444,505	442,096
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 2.880% FRN 1/25/41	1,064,062	996,093
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.890% FRN 1/25/55	522,981	488,786
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 3.060% FRN 12/15/38	413,002	393,090
Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550% 3.130% FRN 10/25/64 (a)	2,300,000	2,255,645
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 3.180% FRN 1/25/41	1,767,712	1,743,627
Series 2004-8A, Class A6, 3 mo. USD LIBOR + .630% 3.210% FRN 1/25/40 (a)	450,000	444,235
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.330% FRN 1/25/40	2,000,000	1,974,304
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	100,000	100,000
SMB Private Education Loan Trust Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 0.000% FRN 6/15/37 (a)	3,400,000	3,400,299
Series 2018-C, Class A2B, 3.144% FRN 11/15/35 (a) (b)	1,200,000	1,195,225

	Principal Amount	Value
Series 2018-A, Class A2B, 3.194% FRN 2/15/36 (a) (b)	$900,000	$896,218
Series 2019-A, Class A2B, 3.264% FRN 7/15/36 (a) (b)	1,211,000	1,205,948
Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 3.844% FRN 2/17/32 (a)	336,803	340,593
Series 2015-C, Class A3, 1 mo. USD LIBOR + 1.950% 4.344% FRN 8/16/32 (a)	1,350,000	1,381,453
SoFi Alternative Trust, Series 2019-C, Class PT, 0.000% VRN 1/25/45 (a) (b) (d)	3,450,000	3,571,691
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (a)	500	444,375
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	1,928,100	1,384,761
Series 2017-D, Class R1, 0.010% 9/25/40 (a)	2,333,800	1,338,224
Series 2018-B, Class R1, 0.010% 8/26/47 (a)	1,727,800	1,014,542
Series 2018-D, Class R1, 0.010% 2/25/48 (a)	2,069,700	713,012
Series 2019-A, Class R1, 0.010% 6/15/48 (a)	3,162,200	913,708
Series 2016-C, Class A2B, 2.360% 12/27/32 (a)	225,930	225,612
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 4.154% FRN 8/25/36 (a)	332,395	337,918
		83,691,256
WL Collateral CMO — 5.8%
Angel Oak Mortgage Trust, Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (b)	3,000,000	3,015,239
Angel Oak Mortgage Trust LLC, Series 2017-3, Class M1, 3.900% VRN 11/25/47 (a) (b)	650,000	660,005
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.658% VRN 8/25/34 (b)	32,438	32,145
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	4,987	4,733
Series 2004-2, Class 1A1, 4.616% VRN 2/25/34 (b)	23,279	22,025
Deephaven Residential Mortgage Trust Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	840,408	840,274
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (b)	1,714,005	1,742,100

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-3A, Class A3, 3.963% VRN 8/25/58 (a) (b)	$482,751	$493,709
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	1,812,374	1,852,807
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.310% VRN 8/25/34 (b)	7,459	7,441
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.071% VRN 8/25/34 (b)	51,768	50,361
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	910,803	923,865
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	1,487,527	1,504,188
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (b)	1,237,212	1,255,005
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	1,376,174	1,399,345
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (b)	2,705	2,590
Series 2004-A1, Class IIA2, 4.598% VRN 2/25/34 (b)	105,761	105,939
Series 2003-A4, Class IA, 4.734% VRN 7/25/33 (b)	3,121	3,041
New Residential Mortgage Loan Trust Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (b)	720,206	742,918
Series 2019-NQM2, Class A3, 3.752% 4/25/49 (a)	1,004,160	1,026,951
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	2,070,291	2,120,665
PSMC Trust Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	1,441,816	1,463,858
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (b)	1,512,906	1,536,943
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	1,024,385	1,026,879
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	1,684,516	1,708,664
Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (b)	1,294,604	1,313,168
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	997,537	1,020,470
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	1,883,830	1,927,126
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	1,310,355	1,341,880
Series 2018-7, Class A4, 4.000% VRN 9/25/48 (a) (b)	690,399	706,249

	Principal Amount	Value
Series 2019-1, Class A4, 4.000% VRN 2/25/49 (a) (b)	$382,005	$390,774
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.554% VRN 3/25/34 (b)	26,484	25,970
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4, 3.500% VRN 7/25/48 (a) (b)	748,991	759,712
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.904% FRN 4/25/44	69,635	69,360
		31,096,399

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $292,045,879)		294,052,534

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.0%
Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp. Series 4720, Class A 3.000% 3/15/41	865,477	876,739
Federal National Mortgage Association Series 2015-80, Class CA 3.000% 4/25/40	1,431,198	1,450,375
Government National Mortgage Association Series 2014-131, Class BW 3.893% 5/20/41 (b)	316,879	335,925
		2,663,039
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.231% 4.854% 3/01/37	213,378	224,613
Federal National Mortgage Association Pool #725692 1 year CMT + 2.137% 4.501% FRN 10/01/33	48,141	50,653
Pool #775539 12 mo. USD LIBOR + 1.644% 4.519% FRN 5/01/34	49,985	52,366
Pool #888586 1 year CMT + 2.199% 4.597% FRN 10/01/34	113,655	119,639
Pool #725796 5.500% 9/01/19	3,677	3,676

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #844564 5.500% 12/01/20	$16,004	$16,255
Government National Mortgage Association Pool #507545 7.500% 8/15/29	26,606	30,655
		497,857
Whole Loans — 0.4%
Federal National Mortgage Association Connecticut Avenue Securities Series 2018-C03, Class 1M1, 3.084% FRN 10/25/30 (b)	991,362	990,804
Series 2018-C05, Class 1M1, 3.124% FRN 1/25/31 (b)	1,049,143	1,048,919
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 4.554% FRN 9/25/31 (a) (b)	143,000	143,748
		2,183,471

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $5,321,153)		5,344,367

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds & Notes — 6.1%
U.S. Treasury Note 8.000% 11/15/21 (e)	28,520,000	32,599,698

TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,536,339)		32,599,698

TOTAL BONDS & NOTES (Cost $518,997,437)		524,252,563

TOTAL PURCHASED OPTIONS (#) — 1.0% (Cost $5,197,567)		5,255,497

TOTAL LONG-TERM INVESTMENTS (Cost $524,195,004)		529,508,060

SHORT-TERM INVESTMENTS — 2.2%
Commercial Paper — 2.2%
American Electric Power, Inc. 2.635% 8/13/19 (a)	1,000,000	996,720
2.642% 7/24/19 (a)	2,000,000	1,996,338
Aviation Capital Group Corp. 2.662% 7/08/19 (a)	1,000,000	999,278
Enbridge (us), Inc. 2.713% 7/11/19 (a)	3,000,000	2,997,273

	Principal Amount	Value
NextEra Energy Capital Holdings, Inc. 2.637% 8/15/19 (a)	$3,000,000	$2,989,720
VW Credit, Inc. 2.646% 8/09/19 (a)	2,000,000	1,994,027
		11,973,356

TOTAL SHORT-TERM INVESTMENTS (Cost $11,973,760)		11,973,356

TOTAL INVESTMENTS — 101.6% (Cost $536,168,764) (f)		541,481,416

Other Assets/(Liabilities) — (1.6)%		(8,364,074)

NET ASSETS — 100.0%		$533,117,342

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $309,448,834 or 58.05% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $3,571,691 or 0.67% of net assets.
(e)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).

(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

(#)	Purchased Swaptions contracts

Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	16,660,000	$1,010,224	$177,352
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	18,600,000	1,256,650	363,850
									2,266,874	541,202
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	33,920,000	$1,499,967	$(195,796)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	37,080,000	1,488,656	(287,476)
									2,988,623	(483,272)
									$5,255,497	$57,930

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	9/19/19	455	$56,975,973	$1,249,808
Short
90 Day Eurodollar	9/16/19	6	$(1,460,605)	$(9,320)
U.S. Treasury Ultra 10 Year	9/19/19	223	(29,980,584)	(821,291)
U.S. Treasury Note 2 Year	9/30/19	447	(95,490,055)	(695,266)
U.S. Treasury Note 5 Year	9/30/19	1,339	(156,194,281)	(2,016,938)
90 Day Eurodollar	12/16/19	7	(1,703,514)	(13,061)
90 Day Eurodollar	3/16/20	5	(1,217,733)	(10,892)
90 Day Eurodollar	6/15/20	5	(1,218,452)	(11,298)
90 Day Eurodollar	9/14/20	5	(1,218,984)	(11,579)
90 Day Eurodollar	12/14/20	5	(1,218,921)	(11,642)
90 Day Eurodollar	3/15/21	4	(975,487)	(9,213)
90 Day Eurodollar	9/13/21	8	(1,951,273)	(17,127)
90 Day Eurodollar	3/14/22	7	(1,706,839)	(14,461)
90 Day Eurodollar	9/19/22	6	(1,462,405)	(11,870)
90 Day Eurodollar	3/13/23	5	(1,217,921)	(9,829)
90 Day Eurodollar	12/18/23	7	(1,703,515)	(13,148)
90 Day Eurodollar	12/16/24	19	(4,618,125)	(33,550)
				$(3,710,485)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

OTC Credit Default Swaps-Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International	BBB-	5/11/63	USD	1,500,000	$(150,588)	$924	$(151,512)
CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International	BBB-	5/11/63	USD	400,000	(40,157)	(32,048)	(8,109)
CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International	BBB-	5/11/63	USD	1,120,000	(112,439)	(96,992)	(15,447)
								$(303,184)	$(128,116)	$(175,068)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.499%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/13/43	USD	3,100,000	$(13,017)	$-	$(13,017)

Collateral for swap agreements held by Credit Suisse International and Goldman Sachs International amounted to $53,097 and $280,311 in securities, respectively, at June, 30 2019.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.4%
CORPORATE DEBT — 1.2%
Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC 3.753% FRN 2/15/23 (a)	$1,360,000	$1,319,914
Health Care – Products — 0.3%
Becton Dickinson and Co. 3.194% FRN 12/29/20 (a)	1,020,000	1,020,151
Pharmaceuticals — 0.5%
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 3.180% FRN 6/15/22	1,360,000	1,363,645

TOTAL CORPORATE DEBT (Cost $3,750,023)		3,703,710

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.2%
Automobile ABS — 2.2%
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class C, 4.530% 3/20/23 (b)	322,000	327,451
Series 2016-1A, Class C, 4.940% 6/20/22 (b)	1,150,000	1,175,515
Hertz Vehicle Financing II LP Series 2016-4A, Class B, 3.290% 7/25/22 (b)	2,000,000	2,015,107
Series 2017-1A, Class B, 3.560% 10/25/21 (b)	530,000	534,367
Series 2019-1A, Class B, 4.100% 3/25/23 (b)	2,000,000	2,053,236
Securitized Equipment Receivable 3.760% 10/11/24	350,000	350,657
4.200% 10/11/24	370,000	371,674
		6,828,007
Commercial MBS — 1.5%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.894% FRN 7/15/35 (b)	1,150,000	1,149,971
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 4.094% FRN 11/15/35 (b)	1,315,640	1,321,394
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750% 4.144% FRN 12/15/37 (b)	250,836	252,407

	Principal Amount	Value
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.830% VRN 7/10/38 (a)	$180,966	$182,377
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000% 3.394% FRN 6/15/32 (b)	1,030,629	1,031,571
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. LIBOR + 1.800% 4.194% FRN 5/15/36 (b)	389,000	388,996
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, 3.144% FRN 2/15/35 (a) (b)	148,828	148,875
VMC Finance LLC, Series 2018-FL1, Class A, 3.214% FRN 3/15/35 (a) (b)	367,551	368,075
		4,843,666
Other ABS — 7.8%
321 Henderson Receivables I LLC Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 2.594% FRN 6/15/41 (b)	1,141,298	1,117,845
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 2.594% FRN 3/15/42 (b)	503,068	485,068
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 2.594% FRN 9/15/41 (b)	124,812	119,749
AASET Trust, Series 2017-1A, Class A 3.967% 5/16/42 (b)	418,910	423,714
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (b)	1,399,900	1,430,431
AIMCO CLO, Series 2015-AA, Class AR, 3.447% FRN 1/15/28 (a) (b)	1,450,000	1,446,592
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 3.544% FRN 6/15/28 (a) (b)	920,000	921,999
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100% 3.680% FRN 4/25/26 (b)	834,877	834,930
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (b)	37,846	37,784
CIFC Funding II Ltd., Series 2015-2A, Class AR, 3.377% FRN 4/15/27 (a) (b)	1,450,000	1,444,552

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CLI Funding V LLC, Series 2013-1A 2.830% 3/18/28 (b)	$1,182,550	$1,182,838
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.864% FRN 9/25/34	12,671	12,128
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.637% FRN 7/15/23 (b)	66,382	66,651
KREF Ltd., Series 2018-FL1, Class AS, 3.744% FRN 6/15/36 (a) (b)	1,520,000	1,520,699
LCM Ltd., 3.837% FRN 7/15/27 (a) (b)	1,200,000	1,200,090
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (b)	410,000	420,383
Mariner Finance Issuance Trust, Series 2017-BA, Class A 2.920% 12/20/29 (b)	2,200,000	2,202,519
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3.397% FRN 1/15/28 (a) (b)	1,500,000	1,491,226
New Residential Advance Receivables Trust, Series 2017-T1, Class DT1 4.002% 2/15/51 (b)	1,000,000	1,008,771
OCP CLO Ltd., Series 2015-10A, Class A1R, 3.406% FRN 10/26/27 (a) (b)	1,450,000	1,445,881
Orange Lake Timeshare Trust, Series 2016-A, Class A 2.610% 3/08/29 (b)	203,742	207,116
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (b)	222,574	224,523
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A 4.471% 2/25/23 (b)	270,000	270,432
Sierra Timeshare Receivables Funding LLC Series 2015-1A, Class B, 3.050% 3/22/32 (b)	253,895	254,102
Series 2019-1A, Class C, 3.770% 1/20/36 (b)	1,042,976	1,067,435
Series 2018-1A, Class B, 4.236% 4/20/35	985,031	1,007,274
Series 2019-1A, Class D, 4.750% 1/20/36 (b)	669,243	684,483
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A 4.110% 7/20/43 (b)	747,200	754,985
Trafigura Securitisation Finance PLC Series 2017-1A, Class B, 2.906% 12/15/20 (b)	300,000	301,291

	Principal Amount	Value
Series 2018-1A, Class A2, 3.730% 3/15/22 (b)	$1,000,000	$1,019,241
		24,604,732
Student Loans ABS — 9.0%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800% 3.204% FRN 12/26/44 (b)	1,419,064	1,418,290
AccessLex Institute, Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 2.913% FRN 9/22/37	417,600	400,991
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 3.087% FRN 1/15/37	374,803	350,961
Commonbond Student Loan Trust, Series 2018-CGS, Class C 4.350% 2/25/46 (b)	236,000	238,973
DRB Prime Student Loan Trust, Series 2015-B, Class A3 2.540% 4/27/26 (b)	20,078	19,990
ECMC Group Student Loan Trust Series 2018-1A, Class A, 2.534% 2/27/68 (b)	2,096,022	2,083,411
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.604% FRN 12/27/66 (b)	1,027,403	1,031,807
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.754% FRN 7/26/66 (b)	1,518,801	1,531,008
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, 4.350% FRN 12/01/47 (a) (b)	576,574	579,389
Edsouth Indenture, No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 12/25/58 (b)	750,000	757,702
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 3.221% FRN 8/25/48 (b)	258,583	259,478
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350% 3.115% FRN 6/28/39 (b)	341,501	324,739
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 3.190% FRN 12/01/31	268,705	262,923
Navient Student Loan Trust Series 2019-2A, Class A2, 3.404% FRN 2/27/68 (a) (b)	2,758,000	2,767,628

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.654% FRN 6/25/65 (b)	$1,696,602	$1,715,667
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.154% FRN 12/26/40 (b)	252,645	251,277
Nelnet Student Loan Trust Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 2.513% FRN 3/23/37	562,267	530,410
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.599% FRN 6/25/41	292,253	271,346
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 2.780% FRN 1/25/38	506,152	486,110
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 2.930% FRN 10/25/40	776,899	735,141
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 6/25/41 (b)	295,000	293,462
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. USD LIBOR + .800% 3.380% FRN 7/25/25	2,058,095	$2,064,813
SLC Student Loan Trust Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 2.640% FRN 12/15/39	367,283	343,822
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 2.690% FRN 3/15/40	1,218,866	1,134,727
SLM Student Loan Trust Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 2.780% FRN 1/25/70	236,588	220,178
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.790% FRN 10/25/40	294,037	273,988
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 2.800% FRN 1/25/41	343,384	320,582
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.800% FRN 3/25/44	591,788	556,764
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.890% FRN 1/25/55	313,789	293,272
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 3.050% FRN 10/25/64	241,824	229,015

	Principal Amount	Value
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 3.060% FRN 12/15/38	$281,593	$268,016
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	250,000	250,000
Series 2003-5, Class A9, 28 day ARS 4.480% FRN 6/15/30	600,000	600,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	500,000	500,000
Series 2003-2, Class A7, 28 day ARS 5.083% FRN 9/15/28	900,000	900,000
SMB Private Education Loan Trust, Series 2019-A, Class A2B, 3.264% FRN 7/15/36 (a) (b)	1,740,000	1,732,741
SoFi Alternative Trust, Series 2019-C, Class PT, 0.000% VRN 1/25/45 (a) (b) (c)	2,000,000	2,070,546
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200% 3.604% FRN 3/25/33 (b)	64,645	64,852
		28,134,019
WL Collateral CMO — 2.7%
Angel Oak Mortgage Trust, Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (b)	1,290,000	1,296,553
Deephaven Residential Mortgage Trust, Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	1,942,996	1,986,343
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	414,001	419,938
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	603,634	610,395
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	581,597	591,390
New Residential Mortgage Loan Trust Series 2019-NQM2, Class A3, 3.752% 4/25/49 (b)	559,461	572,158
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	1,321,463	1,353,616
PSMC Trust, Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	549,263	557,660
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	456,821	457,933
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	505,355	512,599
		8,358,585

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $70,060,693)		72,769,009

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.4%
Whole Loans — 0.4%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-C06, Class 1M1, 2.954% FRN 3/25/31 (a)	$1,156,781	$1,155,392

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (COST $1,156,441)		1,155,392

U.S. TREASURY OBLIGATIONS — 74.6%
U.S. Treasury Bonds & Notes — 74.6%
U.S. Treasury Inflation Index 0.125% 1/15/23	14,213,506	14,133,042
0.125% 7/15/24	18,130,418	18,098,781
0.125% 7/15/26	9,877,649	9,810,169
0.250% 1/15/25	15,312,712	15,329,487
0.375% 7/15/25 (d)	15,132,412	15,297,594
0.375% 7/15/27	13,443,174	13,567,111
0.500% 4/15/24	9,646,063	9,766,491
0.500% 1/15/28	12,995,023	13,206,372
0.625% 4/15/23	21,022,980	21,270,567
0.625% 2/15/43	5,887,876	5,707,725
0.750% 7/15/28	11,874,458	12,371,423
0.750% 2/15/45	8,232,418	8,143,263
0.875% 1/15/29	11,405,001	12,004,460
0.875% 2/15/47	4,549,744	4,635,460
1.000% 2/15/48	7,866,521	8,275,143
1.000% 2/15/49	3,303,858	3,494,472
1.375% 2/15/44	5,649,468	6,410,995
1.750% 1/15/28	4,267,130	4,783,039
2.000% 1/15/26	5,366,206	5,970,322
2.125% 2/15/41	5,085,155	6,550,037
2.375% 1/15/25	7,330,550	8,190,822
2.375% 1/15/27	4,369,529	5,046,910
3.375% 4/15/32	755,449	1,034,731
3.625% 4/15/28	3,632,068	4,661,499
3.875% 4/15/29	4,358,044	5,833,009
		233,592,924

TOTAL U.S. TREASURY OBLIGATIONS (Cost $228,454,389)		233,592,924

TOTAL BONDS & NOTES (Cost $303,421,546)		311,221,035

TOTAL PURCHASED OPTIONS (#) — 0.5% (Cost $1,610,040)		1,618,179

TOTAL LONG-TERM INVESTMENTS (Cost $305,031,586)		312,839,214

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Commercial Paper — 0.5%
Enbridge (US), Inc. 2.808% 9/12/19 (b)	$1,600,000	$1,591,235
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (e)	181,337	181,337

TOTAL SHORT-TERM INVESTMENTS (Cost $1,772,171)		1,772,572

TOTAL INVESTMENTS — 100.5% (Cost $306,803,757) (f)		314,611,786

Other Assets/(Liabilities) — (0.5)%		(1,585,976)

NET ASSETS — 100.0%		$313,025,810

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $61,443,075 or 19.63% of net assets.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $2,070,546 or 0.66% of net assets.
(d)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(e)	Maturity value of $181,356. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $188,427.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

(#)	Purchased Swaptions contracts

Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	6,970,000	$422,645	$74,199
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	3,850,000	260,113	75,313
									682,758	149,512
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	14,190,000	$627,492	$(81,909)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	7,670,000	307,929	(59,464)
									935,421	(141,373)
									$1,618,179	$8,139

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/19/19	85	$12,778,695	$446,774
U.S. Treasury Note 2 Year	9/30/19	21	4,509,809	8,964
U.S. Treasury Note 5 Year	9/30/19	280	32,702,818	380,932
				$836,670
Short
U.S. Treasury Ultra Bond	9/19/19	38	$(6,406,449)	$(340,926)
U.S. Treasury Note 10 Year	9/19/19	218	(27,313,560)	(583,628)
				$(924,554)

OTC Credit Default Swaps — Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International	BBB-	5/11/63	USD	260,000	$(26,102)	$(20,831)	$(5,271)
CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International	BBB-	5/11/63	USD	730,000	(73,286)	(63,218)	(10,068)
CMBX.NA.6†	3.000%	Monthly	JP Morgan Chase Bank N.A.	BBB-	5/11/63	USD	520,000	(52,205)	641	(52,846)
								$(151,593)	$(83,408)	$(68,185)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR-BBA	Quarterly	2.775%	Semi-Annually	7/02/20	USD	12,300,000	$93,736	$-	$93,736
2.499%	Semi-Annually	3-Month USD-LIBOR-BBA	Quarterly	6/13/43	USD	1,000,000	(4,199)	-	(4,199)
							$89,537	$-	$89,537

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
2.095%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	1/19/20	USD	8,600,000	$(24,817)	$-	$(24,817)
2.314%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	10/01/20	USD	20,500,000	(278,504)	-	(278,504)
2.325%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	10/02/20	USD	14,700,000	(285,322)	-	(285,322)
1.570%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	1/10/21	USD	11,400,000	3,673	-	3,673
1.645%	Maturity	U.S. Consumer Price Index	Maturity	BNP Paribas SA	1/22/21	USD	2,900,000	(862)	-	(862)
1.790%	Maturity	U.S. Consumer Price Index	Maturity	BNP Paribas SA	1/22/22	USD	4,400,000	(15,203)	-	(15,203)
1.823%	Maturity	U.S. Consumer Price Index	Maturity	BNP Paribas SA	2/04/22	USD	5,500,000	(18,575)	-	(18,575)
								$(619,610)	$-	$(619,610)

OTC Total Return Swaps

Paid by the Fund			Received by the Fund
Rate/Reference		Frequency	Rate/Reference	Frequency	No. of Contracts	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
USD	2,000,000	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	6,487	BNP Paribas SA	8/06/19	$16,227	$-	$16,227
USD	6,000,000	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	19,321	BNP Paribas SA	11/29/19	5,514	-	5,514
								$21,741	$-	$21,741

Collateral for swap agreements held by Goldman Sachs International and Credit Suisse International amounted to $284,848 and $52,337 in securities, respectively, at June 30, 2019. Collateral for swap agreements held by Bank of America N.A. and Credit Suisse International amounted to $580,000 and $10,000 in cash, respectively, at June 30, 2019.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%
PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53	130,000	$3,333,200

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,333,200

TOTAL EQUITIES (Cost $3,250,000)		3,333,200

	Principal Amount
BONDS & NOTES — 98.0%
CORPORATE DEBT — 34.5%
Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	$465,000	616,706
Agriculture — 0.7%
BAT Capital Corp. 3.222% 8/15/24	1,355,000	1,363,899
4.390% 8/15/37	1,625,000	1,539,863
Bunge Ltd. Finance Corp. 3.250% 8/15/26	3,568,000	3,449,319
4.350% 3/15/24	2,120,000	2,211,603
Reynolds American, Inc. 5.850% 8/15/45	1,025,000	1,103,936
		9,668,620
Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	191,269	195,247
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	1,376,684	1,439,323
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	526,748	546,534
		2,181,104
Auto Manufacturers — 1.4%
Ford Motor Co. 5.291% 12/08/46	500,000	465,081
Ford Motor Credit Co. LLC 3.336% 3/18/21	3,275,000	3,291,817
4.140% 2/15/23	3,005,000	3,061,392
4.375% 8/06/23	1,154,000	1,185,111
5.085% 1/07/21	1,163,000	1,198,411

	Principal Amount	Value
General Motors Co. 4.200% 10/01/27	$1,290,000	$1,299,030
5.150% 4/01/38	785,000	773,768
General Motors Financial Co., Inc. 3.500% 11/07/24	3,340,000	3,333,435
4.150% 6/19/23	3,064,000	3,155,911
4.200% 11/06/21	1,466,000	1,509,521
		19,273,477
Banks — 5.5%
Associated Banc-Corp. 4.250% 1/15/25	2,580,000	2,702,101
Bank of America Corp. 4.183% 11/25/27	2,705,000	2,865,627
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,125,000	1,224,948
6.110% 1/29/37	1,275,000	1,626,077
7.750% 5/14/38	555,000	819,105
Bank of Montreal 3.803% VRN 12/15/32 (a)	1,460,000	1,480,601
The Bank of Nova Scotia 4.500% 12/16/25	1,235,000	1,329,507
4.650% VRN 12/31/99 (a) (b)	3,550,000	3,396,321
Barclays Bank PLC 10.179% 6/12/21 (c)	4,784,000	5,414,781
Barclays PLC 3.905% FRN 5/16/24 (a)	2,290,000	2,256,256
4.337% 1/10/28	1,600,000	1,638,451
BPCE SA 4.625% 7/11/24 (c)	1,600,000	1,690,079
Citigroup, Inc. 3.875% 3/26/25	1,846,000	1,926,455
8.125% 7/15/39	225,000	359,913
Credit Suisse AG 6.500% 8/08/23 (c)	3,806,000	4,186,600
Credit Suisse Group AG 3.869% VRN 1/12/29 (a) (c)	850,000	876,268
4.282% 1/09/28 (c)	1,250,000	1,319,607
Deutsche Bank AG 3.150% 1/22/21	2,050,000	2,034,540
Discover Bank 4.682% VRN 8/09/28 (a)	3,275,000	3,393,752
First Republic Bank 4.375% 8/01/46	4,530,000	4,689,721
Fulton Financial Corp. 3.600% 3/16/22	1,485,000	1,504,654
The Goldman Sachs Group, Inc. 4.250% 10/21/25	375,000	397,641
5.950% 1/15/27	1,333,000	1,562,304
6.250% 2/01/41	440,000	589,966
6.750% 10/01/37	1,065,000	1,392,967

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HSBC Holdings PLC 4.250% 3/14/24	$1,150,000	$1,214,054
4.583% VRN 6/19/29 (a)	1,495,000	1,635,025
ING Groep NV 3.550% 4/09/24	1,465,000	1,515,455
4.100% 10/02/23	3,145,000	3,322,322
JP Morgan Chase & Co. 5.600% 7/15/41	1,225,000	1,590,781
Morgan Stanley 4.350% 9/08/26	3,925,000	4,208,881
5.000% 11/24/25	1,250,000	1,383,845
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	3,325,000	3,362,041
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (c)	2,955,000	2,950,715
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,818,484
Wells Fargo & Co. 5.375% 11/02/43	851,000	1,036,445
5.606% 1/15/44	620,000	774,803
		75,491,093
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	4,225,000	4,704,249
Molson Coors Brewing Co. 4.200% 7/15/46	1,689,000	1,612,396
5.000% 5/01/42	350,000	369,485
		6,686,130
Biotechnology — 0.2%
Amgen, Inc. 5.150% 11/15/41	500,000	574,788
Celgene Corp. 3.450% 11/15/27	1,300,000	1,355,198
4.350% 11/15/47	1,150,000	1,269,465
		3,199,451
Building Materials — 0.4%
CRH America Finance, Inc. 3.950% 4/04/28 (c)	2,105,000	2,152,154
Standard Industries, Inc. 5.375% 11/15/24 (c)	1,612,000	1,668,420
5.500% 2/15/23 (c)	1,207,000	1,240,193
		5,060,767
Chemicals — 1.2%
Ashland, Inc. 6.875% 5/15/43	406,000	437,465
CF Industries, Inc. 3.400% 12/01/21 (c)	1,300,000	1,319,500
DuPont de Nemours, Inc. 5.319% 11/15/38	2,075,000	2,436,411

	Principal Amount	Value
Huntsman International LLC 5.125% 11/15/22	$1,137,000	$1,202,126
Incitec Pivot Finance LLC 6.000% 12/10/19 (c)	1,130,000	1,144,989
The Sherwin-Williams Co. 4.500% 6/01/47	685,000	730,618
Syngenta Finance NV 3.698% 4/24/20 (c)	2,040,000	2,054,282
4.441% 4/24/23 (c)	2,400,000	2,494,872
Yara International ASA 4.750% 6/01/28 (c)	3,897,000	4,201,026
		16,021,289
Commercial Services — 0.0%
ERAC USA Finance LLC 6.700% 6/01/34 (c)	355,000	474,080
Computers — 0.3%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (c)	1,889,000	2,083,910
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	2,295,000	2,312,779
		4,396,689
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300% 1/23/23	2,550,000	2,572,623
3.875% 1/23/28	4,325,000	4,341,800
Affiliated Managers Group, Inc. 3.500% 8/01/25	894,000	918,761
Aircastle Ltd. 4.400% 9/25/23	3,835,000	3,982,933
5.000% 4/01/23	1,950,000	2,063,082
Antares Holdings LP 6.000% 8/15/23 (c)	3,260,000	3,313,546
Ares Finance Co. LLC 4.000% 10/08/24 (c)	2,380,000	2,363,233
Brookfield Finance, Inc. 4.850% 3/29/29	2,168,000	2,371,225
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	1,790,000	1,771,664
Lazard Group LLC 3.625% 3/01/27	1,209,000	1,222,077
4.500% 9/19/28	755,000	804,085
Legg Mason, Inc. 5.625% 1/15/44	1,161,000	1,264,983
Synchrony Financial 4.375% 3/19/24	590,000	617,812
		27,607,824
Electric — 1.7%
Avangrid, Inc. 3.800% 6/01/29	2,260,000	2,365,158

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CenterPoint Energy, Inc. 4.250% 11/01/28	$2,000,000	$2,160,689
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (c)	925,000	939,129
CMS Energy Corp. 4.700% 3/31/43	655,000	721,133
4.875% 3/01/44	700,000	804,154
Duke Energy Corp. 3.750% 9/01/46	1,340,000	1,306,445
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	47,390
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (c)	1,505,000	1,427,869
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,085,000	4,109,669
3.700% 9/01/24	1,040,000	1,076,562
Israel Electric Corp. Ltd. 4.250% 8/14/28 (c)	2,425,000	2,521,418
Nevada Power Co., Series N, 6.650% 4/01/36	1,000,000	1,367,898
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	203,036
Pennsylvania Electric Co. 4.150% 4/15/25 (c)	2,090,000	2,189,786
Southwestern Electric Power Co. 6.200% 3/15/40	1,815,000	2,328,706
		23,569,042
Electronics — 0.2%
Arrow Electronics, Inc. 3.250% 9/08/24	945,000	936,105
3.875% 1/12/28	970,000	961,850
5.125% 3/01/21	750,000	776,930
		2,674,885
Foods — 0.2%
Ingredion, Inc. 3.200% 10/01/26	765,000	759,086
Mars, Inc. 3.950% 4/01/49 (c)	2,185,000	2,350,936
		3,110,022
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	1,225,000	1,234,187
Gas — 0.3%
NiSource, Inc. 4.800% 2/15/44	1,350,000	1,505,383
Spire, Inc. 4.700% 8/15/44	2,000,000	2,165,786
		3,671,169

	Principal Amount	Value
Health Care – Products — 0.2%
Becton Dickinson and Co. 4.685% 12/15/44	$800,000	$887,441
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	1,450,000	1,462,476
		2,349,917
Health Care – Services — 0.2%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	960,000	1,044,025
City of Hope 4.378% 8/15/48	1,275,000	1,398,621
Humana, Inc. 4.800% 3/15/47	780,000	846,534
		3,289,180
Housewares — 0.4%
Newell Brands, Inc. 3.850% 4/01/23	5,400,000	5,479,291
Insurance — 3.6%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	4,970,000	5,209,604
American International Group, Inc. 4.200% 4/01/28	1,425,000	1,522,971
4.500% 7/16/44	1,200,000	1,268,498
4.750% 4/01/48	450,000	496,715
5.750% VRN 4/01/48 (a)	3,395,000	3,490,807
AmTrust Financial Services, Inc. 6.125% 8/15/23 (d)	2,965,000	2,937,355
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,372,691
Athene Holding Ltd. 4.125% 1/12/28	6,757,000	6,812,286
AXA Equitable Holdings, Inc. 4.350% 4/20/28	1,050,000	1,104,212
AXIS Specialty Finance LLC 3.900% 7/15/29	1,115,000	1,136,123
AXIS Specialty Finance PLC 4.000% 12/06/27	2,760,000	2,831,656
Brown & Brown, Inc. 4.200% 9/15/24	1,278,000	1,349,772
CNA Financial Corp. 3.900% 5/01/29	885,000	930,661
CNO Financial Group, Inc. 5.250% 5/30/25	1,464,000	1,577,460
Enstar Group Ltd. 4.500% 3/10/22	1,815,000	1,859,116
Principal Financial Group, Inc. 3.700% 5/15/29	425,000	444,240
The Progressive Corp. 5.375% VRN 12/31/99 (a) (b)	1,150,000	1,173,713

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc. 5.700% VRN 9/15/48 (a)	$2,730,000	$2,933,276
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	650,000	688,018
Reinsurance Group of America, Inc. 3.900% 5/15/29	1,645,000	1,707,581
USF&G Capital I 8.500% 12/15/45 (c)	1,015,000	1,505,239
Voya Financial, Inc. 4.700% VRN 1/23/48 (a)	1,010,000	921,645
Willis North America, Inc. 4.500% 9/15/28	2,135,000	2,297,793
7.000% 9/29/19	706,000	712,956
XLIT Ltd. 4.450% 3/31/25	2,564,000	2,769,727
		49,054,115
Internet — 0.2%
Amazon.com, Inc. 4.050% 8/22/47	2,055,000	2,333,307
Investment Companies — 0.9%
Ares Capital Corp. 3.500% 2/10/23	3,465,000	3,448,062
BlackRock TCP Capital Corp. 4.125% 8/11/22	2,810,000	2,831,855
FS KKR Capital Corp. 4.000% 7/15/19	3,270,000	3,270,601
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	3,100,000	3,173,625
		12,724,143
Iron & Steel — 0.5%
ArcelorMittal 5.125% 6/01/20	2,375,000	2,429,674
5.250% STEP 8/05/20	2,241,000	2,298,049
6.250% STEP 2/25/22	755,000	819,105
Vale Overseas Ltd. 6.875% 11/21/36	600,000	720,750
		6,267,578
Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 3.875% 10/15/21	2,870,000	2,925,965
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (c)	1,200,000	1,242,432
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	1,905,000	2,244,678
Comcast Corp. 3.400% 7/15/46	1,450,000	1,390,359

	Principal Amount	Value
Discovery Communications LLC 3.950% 3/20/28	$1,325,000	$1,364,026
5.000% 9/20/37	975,000	1,018,455
Grupo Televisa SAB 6.625% 3/18/25	617,000	711,549
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	759,824
		8,731,323
Mining — 0.9%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (c)	857,000	885,812
Glencore Funding LLC 3.875% 10/27/27 (c) (d)	950,000	947,549
4.000% 4/16/25 (c)	2,150,000	2,198,590
4.625% 4/29/24 (c)	4,085,000	4,312,671
Kinross Gold Corp. 4.500% 7/15/27	996,000	1,005,960
5.125% 9/01/21	3,325,000	3,424,750
		12,775,332
Miscellaneous – Manufacturing — 0.0%
General Electric Co. 6.875% 1/10/39	429,000	537,902
Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 3.875% STEP 9/15/20	830,000	828,730
3.875% STEP 10/01/21	2,825,000	2,768,500
		3,597,230
Oil & Gas — 3.0%
Anadarko Petroleum Corp. 6.600% 3/15/46	1,228,000	1,599,151
Antero Resources Corp. 5.375% 11/01/21	6,265,000	6,186,687
Cenovus Energy, Inc. 3.000% 8/15/22	1,225,000	1,230,354
4.250% 4/15/27 (d)	1,475,000	1,527,914
6.750% 11/15/39	1,000,000	1,195,089
Diamondback Energy, Inc. 4.750% 11/01/24 (c)	2,174,000	2,236,502
Encana Corp. 6.500% 2/01/38	530,000	649,077
EQT Corp. 3.000% 10/01/22	1,840,000	1,825,726
3.900% 10/01/27	5,620,000	5,335,809
Helmerich & Payne, Inc. 4.650% 3/15/25	1,415,000	1,498,022
Marathon Petroleum Corp. 4.500% 4/01/48	495,000	497,412
4.750% 9/15/44	625,000	644,648
6.500% 3/01/41	1,060,000	1,323,590
Newfield Exploration Co. 5.375% 1/01/26	1,875,000	2,054,570

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.625% 7/01/24	$1,200,000	$1,326,840
5.750% 1/30/22	2,110,000	2,258,340
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	1,150,000	1,193,137
Petroleos Mexicanos 4.625% 9/21/23	550,000	540,381
5.350% 2/12/28	1,925,000	1,751,943
5.500% 1/21/21	3,065,000	3,100,247
6.375% 1/23/45	640,000	550,400
6.500% 3/13/27	295,000	291,283
6.625% 6/15/38	202,000	180,033
Saudi Arabian Oil Co. 4.250% 4/16/39 (c)	2,580,000	2,611,918
		41,609,073
Oil & Gas Services — 0.3%
National Oilwell Varco, Inc. 3.950% 12/01/42	1,778,000	1,540,428
Patterson-UTI Energy, Inc. 3.950% 2/01/28	2,060,000	2,031,815
		3,572,243
Packaging & Containers — 0.3%
Amcor Finance USA, Inc. 3.625% 4/28/26 (c)	3,960,000	4,040,407
Pharmaceuticals — 1.5%
AbbVie, Inc. 4.700% 5/14/45	1,115,000	1,135,092
Bayer US Finance II LLC 3.875% 12/15/23 (c)	1,275,000	1,323,963
4.400% 7/15/44 (c)	1,625,000	1,515,906
4.625% 6/25/38 (c)	1,145,000	1,169,088
CVS Health Corp. 4.300% 3/25/28	1,325,000	1,397,183
5.050% 3/25/48	1,370,000	1,459,213
6.125% 9/15/39	895,000	1,033,689
CVS Pass-Through Trust 5.926% 1/10/34 (c)	1,905,140	2,165,183
Express Scripts Holding Co. 4.800% 7/15/46	1,105,000	1,174,403
Mylan, Inc. 3.125% 1/15/23 (c)	2,825,000	2,745,301
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	315,000	314,055
2.200% 7/21/21	5,219,000	4,951,526
4.100% 10/01/46	510,000	346,775
		20,731,377
Pipelines — 2.2%
Alliance Pipeline LP 6.996% 12/31/19 (c)	126,645	127,511
Andeavor Logistics LP 6.875% VRN 12/31/99 (a) (b)	3,125,000	3,116,625

	Principal Amount	Value
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	$624,000	$639,600
Energy Transfer Operating LP 4.200% 4/15/27	1,025,000	1,065,187
5.875% 1/15/24	1,125,000	1,252,310
6.125% 12/15/45	1,385,000	1,569,225
6.250% VRN 12/31/99 (a) (b)	2,635,000	2,450,550
7.500% 10/15/20	1,075,000	1,140,263
EnLink Midstream Partners LP 4.150% 6/01/25	2,972,000	2,912,560
4.850% 7/15/26	996,000	1,003,470
Enterprise Products Operating LLC 5.250% VRN 8/16/77 (a)	1,000,000	955,550
5.375% VRN 2/15/78 (a)	1,120,000	1,041,600
EQM Midstream Partners LP 4.750% 7/15/23	2,870,000	2,984,392
Kinder Morgan Energy Partners LP 6.375% 3/01/41	400,000	483,258
6.500% 2/01/37	571,000	685,667
6.550% 9/15/40	535,000	662,229
6.950% 1/15/38	65,000	83,341
MPLX LP 4.500% 4/15/38	1,115,000	1,125,713
5.200% 3/01/47	240,000	257,965
Plains All American Pipeline LP 6.125% VRN 12/31/99 (a) (b)	2,590,000	2,466,975
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,300,000	1,383,827
4.700% 6/15/44	650,000	626,299
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	1,370,000	1,411,451
5.300% 4/01/44	500,000	514,400
Western Midstream Operating LP 4.500% 3/01/28	615,000	614,023
		30,573,991
Private Equity — 0.3%
Hercules Capital, Inc. 4.625% 10/23/22	3,220,000	3,167,719
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (c) (e)	1,480,000	1,518,900
		4,686,619
Real Estate Investment Trusts (REITS) — 1.1%
American Tower Trust #1 3.652% 3/15/48 (c)	1,810,000	1,893,269
Crown Castle International Corp. 5.200% 2/15/49	729,000	838,630
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,385,000	1,399,260

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mid-America Apartments LP 3.600% 6/01/27	$1,090,000	$1,125,147
SBA Tower Trust 3.156% 10/10/45 (c)	1,500,000	1,502,336
3.168% 4/09/47 (c)	1,840,000	1,853,898
Spirit Realty LP 4.000% 7/15/29	965,000	973,618
STORE Capital Corp. 4.625% 3/15/29	1,360,000	1,447,487
UDR, Inc. 3.200% 1/15/30 (e)	950,000	945,892
VEREIT Operating Partnership LP 4.625% 11/01/25	2,525,000	2,719,082
Weingarten Realty Investors 3.250% 8/15/26	580,000	564,475
		15,263,094
Retail — 1.0%
Dollar Tree, Inc. 3.700% 5/15/23	1,300,000	1,342,254
4.000% 5/15/25	1,825,000	1,902,374
4.200% 5/15/28	2,080,000	2,154,082
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (c)	3,375,000	3,391,908
The Home Depot, Inc. 4.250% 4/01/46	1,484,000	1,674,378
O’Reilly Automotive, Inc. 3.900% 6/01/29	2,945,000	3,088,390
		13,553,386
Semiconductors — 0.1%
Microchip Technology, Inc. 3.922% 6/01/21	955,000	972,138
Software — 0.3%
Fiserv, Inc. 3.500% 7/01/29	1,245,000	1,279,715
Microsoft Corp. 4.450% 11/03/45	2,560,000	3,070,084
		4,349,799
Telecommunications — 0.8%
AT&T, Inc. 4.750% 5/15/46	3,625,000	3,828,052
5.250% 3/01/37	638,000	716,029
6.250% 3/29/41	15,000	18,337
CenturyLink, Inc. 6.150% 9/15/19	760,000	763,420
Crown Castle Towers LLC 4.241% 7/15/48 (c)	1,750,000	1,881,421
Embarq Corp. 7.995% 6/01/36	200,000	193,564
Telecom Italia SpA 5.303% 5/30/24 (c)	600,000	621,000

	Principal Amount	Value
Telefonica Emisiones SAU 4.665% 3/06/38	$1,040,000	$1,080,897
Verizon Communications, Inc. 6.550% 9/15/43	996,000	1,376,022
		10,478,742
Transportation — 0.2%
Autoridad del Canal de Panama 4.950% 7/29/35 (c)	1,340,000	1,487,400
CSX Corp. 4.750% 11/15/48	820,000	953,848
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (c)	845,000	861,995
		3,303,243
Trucking & Leasing — 0.5%
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (c)	1,550,000	1,599,848
5.250% 8/15/22 (c)	4,040,000	4,265,432
5.500% 2/15/24 (c)	685,000	738,416
		6,603,696
TOTAL CORPORATE DEBT (Cost $456,817,752)		474,739,626

MUNICIPAL OBLIGATIONS — 0.5%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,050,000	3,583,506
New York City Water & Sewer System 5.882% 6/15/44	390,000	550,879
State of California BAB 7.550% 4/01/39	505,000	799,476
7.600% 11/01/40	900,000	1,460,412
		6,394,273

TOTAL MUNICIPAL OBLIGATIONS (Cost $5,593,934)		6,394,273

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.2%
Automobile ABS — 0.6%
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class B, 3.700% 3/20/23 (c)	958,000	982,106
Series 2019-1A, Class C, 4.530% 3/20/23 (c)	1,577,000	1,603,699
Hertz Vehicle Financing II LP, Series 2018-1A, Class B 3.600% 2/25/24 (c)	3,610,000	3,680,272
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B 3.950% 11/14/28 (c)	2,383,000	2,461,664
		8,727,741

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 3.4%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.249% VRN 7/05/40 (a) (c)	$4,140,000	$4,437,521
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 3.744% FRN 9/15/34 (c)	760,000	759,075
BANK Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (a)	917,000	984,435
Series 2019-BN16, Class AS, 4.267% 2/15/52	822,500	903,934
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (a)	684,276	745,734
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (c)	2,200,000	2,368,108
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (c)	1,590,000	1,686,124
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (c)	1,220,000	1,265,192
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 3.644% FRN 7/15/35 (c)	5,180,000	5,181,719
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.894% FRN 7/15/35 (c)	4,800,000	4,799,878
BX Commercial Mortgage Trust Series 2018-IND, Class B, 1 mo. USD LIBOR + .900% 3.294% FRN 11/15/35 (c)	893,336	893,040
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 4.094% FRN 11/15/35 (c)	2,485,098	2,495,967
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750% 4.144% FRN 12/15/37 (c)	1,104,426	1,111,345
Commercial Mortgage Pass-Through Certificates Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (a)	1,200,000	1,265,083
Series 2015-CR23, Class C, 4.393% VRN 5/10/48 (a)	1,050,000	1,079,988
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471% VRN 11/10/46 (a) (c)	860,000	898,731
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.830% VRN 7/10/38 (a)	880,375	887,238

	Principal Amount	Value
GS Mortgage Securities Corp. Series 2019-GC39, Class C, 4.005% VRN 5/10/52 (a)	$1,357,000	$1,406,165
Series 2012-GC6, Class AS, 4.948% 1/10/45 (c)	800,000	845,419
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class C, 4.324% VRN 10/15/50 (a)	2,900,000	3,049,868
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. LIBOR + 1.800% 4.194% FRN 5/15/36 (c)	1,730,000	1,729,983
Morgan Stanley Capital I Trust Series 2019-L2, Class AS, 4.272% 3/15/52	2,450,000	2,690,167
Series 2018-H3, Class B, 4.620% 7/15/51	740,000	808,754
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (c)	825,000	847,356
MSCG Trust, Series 2018-SELF, Class C, 1 mo. USD LIBOR + 1.180% 3.574% FRN 10/15/37 (c)	505,000	505,315
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.483% VRN 8/15/39 (a)	62,108	62,338
Wells Fargo Commercial Mortgage Trust Series 2019-C49, Class AS, 4.244% 3/15/52	1,492,000	1,632,218
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (a)	1,400,000	1,539,602
Series 2018-C45, Class B, 4.556% 6/15/51	390,000	432,189
		47,312,486
Home Equity ABS — 0.1%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 3.304% FRN 2/25/35	773,329	759,889
Other ABS — 14.6%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (c)	494,359	505,407
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725% 4.129% FRN 1/25/35	168,857	168,398
AASET Trust, Series 2019-1, Class A 3.844% 5/15/39 (c) (f)	2,734,000	2,733,994

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (c)	$1,910,674	$1,952,345
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (c)	2,379,957	2,532,193
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class CR, 3 mo. USD LIBOR + 2.850% 1.000% FRN 7/15/32 (c) (e)	1,000,000	999,999
Apidos CLO XXV, Series 2016-25A, Class A2R, 4.292% FRN 10/20/31 (a) (c)	2,610,000	2,592,195
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (c)	2,123,000	2,240,928
Ascentium Equipment Receivables Trust Series 2018-2A, Class D, 4.150% 7/10/24 (c)	2,834,000	2,929,486
Series 2019-1A, Class E, 4.310% 4/12/27 (c)	1,506,000	1,540,949
Assurant CLO III Ltd., Series 2018-2A, Class C, 4.842% FRN 10/20/31 (a) (c)	1,400,000	1,378,381
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class A1R, 3.801% FRN 11/27/31 (a) (c)	2,400,000	2,398,673
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600% FRN 1/15/28 (c)	1,000,000	1,000,000
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 3.842% FRN 7/20/30 (c)	2,660,000	2,660,271
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3.682% FRN 4/20/31 (a) (c)	1,920,000	1,906,249
BlueMountain CLO XXV Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800% FRN 7/15/32 (c)	2,750,000	2,749,997
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (c)	118,969	118,974
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (c)	711,436	716,288
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (c)	1,369,000	1,398,498
Capital Automotive LLC, Series 2017-1A, Class A2 4.180% 4/15/47 (c)	939,200	970,708

	Principal Amount	Value
Capital Automotive REIT, Series 2014-1A, Class A 3.660% 10/15/44 (c)	$1,095,437	$1,107,173
Carlyle Global Market Strategies CLO Ltd. Series 2018-4A, Class A2, 4.637% FRN 1/20/31 (a) (c)	1,080,000	1,077,907
Series 2015-3A, Class CR, 5.432% FRN 7/28/28 (a) (c)	310,000	304,514
Castlelake Aircraft Structured Trust Series 2019-1A, Class A, 3.967% 4/15/39 (c)	1,226,443	1,228,515
Series 2018-1, Class A, 4.125% 6/15/43 (c)	3,329,289	3,356,876
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (c)	35,205	35,148
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3.768% FRN 11/16/30 (a) (c)	2,100,000	2,094,263
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3.792% FRN 10/20/30 (a) (c)	2,120,000	2,118,058
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (c)	946,416	945,549
CLI Funding VI LLC, Series 2017-1A, Class A 3.620% 5/18/42 (c)	2,337,185	2,375,637
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.864% FRN 9/25/34	63,059	60,359
Crestline Denali CLO XIV Ltd., Series 2016-1A, Class A1R, 3.872% FRN 10/23/31 (a) (c)	1,300,000	1,299,292
Cronos Containers Program I Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (c)	539,815	542,042
DB Master Finance LLC Series 2019-1A, Class A2II, 4.021% 5/20/49 (c)	2,144,000	2,211,423
Series 2019-1A, Class A23, 4.352% 5/20/49 (c)	1,937,000	2,010,312
Diamond Resorts Owner Trust, Series 2016-1, Class A 3.080% 11/20/28 (c)	1,238,065	1,245,383
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.116% 7/25/48 (c)	1,494,900	1,534,931
Series 2017-1A, Class A23, 4.118% 7/25/47 (c)	658,275	684,118
Series 2015-1A, Class A2II, 4.474% 10/25/45 (c)	3,637,500	3,789,214

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Drug Royalty II LP, Series 2014-1, Class A2 3.484% 7/15/23 (c)	$75,865	$75,657
Dryden 72 CLO Ltd., Series 2019-72A, Class B, 4.332% FRN 5/15/32 (a) (c)	1,700,000	1,699,942
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 4.347% FRN 10/15/30 (a) (c)	1,700,000	1,694,262
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3.995% FRN 4/20/31 (a) (c)	3,500,000	3,499,762
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (c)	676,124	681,426
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.592% FRN 4/20/31 (a) (c)	1,100,000	1,088,592
Global Container Assets Ltd., Series 2015-1A, Class A2 3.450% 2/05/30 (c)	1,067,937	1,072,310
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (c)	254,167	255,189
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, 3.742% FRN 11/28/30 (a) (c)	2,250,000	2,247,820
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (c)	2,002,581	2,041,026
Series 2017-1A, Class A, 3.740% 10/15/52 (c)	944,188	976,722
Series 2019-1A, Class A, 3.860% 10/15/54 (c)	1,838,356	1,918,999
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (c)	2,447,847	2,552,183
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 3.049% FRN 4/25/35	27,815	27,736
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (c)	1,532,143	1,606,860
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (c)	1,224,171	1,244,709
Series 2017-3A, Class A1, 3.190% 9/20/48 (c)	1,218,821	1,239,182
Series 2017-2A, Class A1, 3.280% 9/20/48 (c)	367,846	371,820
Series 2016-4A, Class A1, 3.570% 9/20/47 (c)	1,192,224	1,238,012
Series 2017-2A, Class A2, 4.070% 9/20/48 (c)	295,719	307,650
Series 2018-1A, Class A2, 4.670% 9/20/48 (c)	2,155,252	2,270,232

	Principal Amount	Value
Highbridge Loan Management Ltd. Series 12A-18, Class B, 4.451% FRN 7/18/31 (a) (c)	$1,700,000	$1,648,143
Series 13A-18, Class C, 4.586% 10/15/30 (c)	1,000,000	978,990
Hilton Grand Vacations Trust, Series 2018-AA, Class C 4.000% 2/25/32 (c)	621,712	641,468
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (c)	1,198,024	1,242,048
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A 3.721% 7/15/39 (c) (e)	1,634,000	1,633,993
JG Wentworth XLII LLC, Series 2018-2A, Class A 3.960% 10/15/75 (c)	1,699,852	1,815,574
JG Wentworth XXXV LLC, Series 2015-2A, Class A 3.870% 3/15/58 (c)	691,863	749,983
KKR CLO Ltd. Series 24, Class A1, 3.991% FRN 4/20/32 (a) (c)	1,800,000	1,800,695
Series 25, Class B1, 4.496% FRN 4/15/32 (a) (c)	1,500,000	1,499,886
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (c)	2,309,167	2,379,185
Lendmark Funding Trust Series 2017-1A, Class A, 2.830% 12/22/25 (c)	1,213,266	1,209,730
Series 2018-1A, Class A, 3.810% 12/21/26 (c)	1,650,000	1,691,786
Madison Park Funding XIV Ltd., Series 2014-14A, Class CRR, 4.792% FRN 10/22/30 (a) (c)	790,000	778,253
Madison Park Funding XXIX Ltd., Series 2018-29A, Class C, 4.801% FRN 10/18/30 (a) (c)	680,000	667,980
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 4.197% FRN 7/15/30 (a) (c)	2,090,000	2,069,834
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, 4.292% FRN 1/23/31 (a) (c)	1,000,000	993,075
Magnetite XV Ltd., Series 2015-15A, Class CR, 4.380% FRN 7/25/31 (a) (c)	2,830,000	2,730,814
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3.781% FRN 12/18/30 (a) (c)	2,000,000	1,989,636
Mariner Finance Issuance Trust, Series 2018-AA, Class A 4.200% 11/20/30 (c)	2,235,000	2,296,090

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A 2.510% 5/20/30 (c)	$201,943	$201,874
Milos CLO Ltd., Series 2017-1A, Class A, 3.842% FRN 10/20/30 (a) (c)	940,000	940,071
Mosaic Solar Loans LLC Series 2017-2A, Class A, 3.820% 6/22/43 (c)	754,724	767,446
Series 2018-1A, Class A, 4.010% 6/22/43 (c)	338,558	349,443
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	369,192	383,882
MP CLO III Ltd., Series 2013-1A, Class AR, 3.842% FRN 10/20/30 (a) (c)	1,850,000	1,843,220
MVW Owner Trust Series 2014-2, Class A, 2.250% 9/22/31 (c)	639,582	637,125
Series 2017-1A, Class A, 2.420% 12/20/34 (c)	333,283	333,701
Series 2015-1A, Class A, 2.520% 12/20/32 (c)	466,020	465,190
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (c)	2,190,000	2,310,164
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 2.833% 10/15/51 (c)	10,300,000	10,376,299
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class C, 4.792% FRN 10/20/30 (a) (c)	1,180,000	1,159,961
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (c)	146,358	145,950
Series 2016-A, Class B, 2.910% 3/08/29 (c)	673,593	688,798
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (c)	834,651	841,961
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A 3.967% 6/15/44 (c)	1,933,000	1,963,517
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A 5.254% 2/25/23 (c)	1,180,000	1,181,887
Regatta XIV Funding Ltd., Series 2018-3A, Class B 4.430% 10/25/31 (c)	1,030,000	1,029,972
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (c)	2,900,000	2,994,499

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC Series 2015-3A, Class B, 3.080% 9/20/32 (c)	$136,582	$137,236
Series 2018-2A, Class C, 3.940% 6/20/35 (c)	1,015,595	1,029,419
Series 2019-1A, Class D, 4.750% 1/20/36 (c)	3,146,311	3,217,957
Series 2018-3A, Class D, 5.200% 9/20/35 (c)	1,760,612	1,782,083
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (c)	1,096,218	1,095,292
Steele Creek CLO Ltd., Series 2018-2A, Class C, 4.820% FRN 8/18/31 (a) (c)	1,660,000	1,625,651
Store Master Funding I-VII, Series 2018-1A, Class A2 4.290% 10/20/48 (c)	1,499,063	1,615,738
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800% 3.204% FRN 11/25/35 (c)	1,625,000	1,585,115
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (c)	271,109	273,027
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (c)	662,857	711,581
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (c)	1,919,409	2,054,945
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (c)	1,432,800	1,525,481
Series 2016-1A, Class A23, 4.970% 5/25/46 (c)	1,960,000	2,029,672
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (c)	1,978,055	2,015,722
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 4.077% FRN 10/13/29 (c)	2,340,000	2,346,269
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A 3.960% 4/20/44 (c)	532,800	548,164
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 4.526% FRN 1/20/31 (a) (c)	2,440,000	2,414,690
Trinity Rail Leasing LLC, Series 2019-1A, Class A 3.820% 4/17/49 (c)	4,545,244	4,668,510

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trinity Rail Leasing LP, Series 2018-1A, Class A2 4.620% 6/17/48 (c)	$2,370,000	$2,505,849
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (c)	392,532	392,276
Series 2017-1A, Class A2, 3.736% 8/15/47 (c)	820,000	842,031
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (c)	2,813,413	2,846,670
Triton Container Finance VI LLC, Series 2017-1A, Class A 3.520% 6/20/42 (c)	754,573	766,131
Vivint Solar Financing V LLC, Series 2018-1A, Class B 7.370% 4/30/48 (c)	2,697,903	2,797,466
Voya CLO Ltd., Series 2015-3A, Class A3R, 4.292% FRN 10/20/31 (a) (c)	1,500,000	1,479,835
WAVE Trust Series 2017-1A, Class A, 3.844% 11/15/42 (c)	3,361,656	3,378,642
Series 2017-1A, Class C, 6.656% 11/15/42 (c)	1,994,679	1,974,443
Wendy’s Funding LLC, Series 2015-1A, Class A23 4.497% 6/15/45 (c)	3,080,000	3,257,738
Westgate Resorts LLC, Series 2017-1A, Class A 3.050% 12/20/30 (c)	848,950	850,986
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (c)	1,304,334	1,361,719
Wingstop Funding LLC, Series 2018-1, Class A2 4.970% 12/05/48 (c)	728,175	760,818
		200,948,017
Student Loans ABS — 11.3%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100% 3.504% FRN 12/27/44 (c)	1,112,585	1,125,827
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.310% FRN 7/01/38	134,316	132,754
College Avenue Student Loans LLC Series 2019-A, Class B, 3.810% 12/28/48 (c) (e)	2,630,000	2,629,752
Series 2019-A, Class C, 4.460% 12/28/48 (c) (e)	1,505,000	1,504,453

	Principal Amount	Value
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS 0.000% FRN 1/25/47	$875,000	$697,404
Earnest Student Loan Program LLC, Series 2016-B, Class A2 3.020% 5/25/34 (c)	730,166	732,528
ECMC Group Student Loan Trust Series 2018-2A, Class A, 3.204% FRN 9/25/68 (a) (c)	6,001,537	5,932,399
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.604% FRN 12/27/66 (c)	2,267,372	2,277,091
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.754% FRN 7/26/66 (c)	3,147,395	3,172,691
EdLinc Student Loan Funding, Series 2017-A, Class A, 4.350% FRN 12/01/47 (a) (c)	2,630,621	2,643,462
Education Loan Asset-Backed Trust I Series 2003-1, Class A2, 28 day ARS 0.000%FRN 2/01/43 (c)	1,300,000	1,216,484
Series 2003-2, Class 2A1, 28 day ARS 0.000%FRN 8/01/43 (c)	1,950,000	1,813,685
Series 2013-1, Class B1, 1 mo. USD LIBOR + 1.000% 3.404% FRN 11/25/33 (c)	1,289,404	1,252,064
Higher Education Funding I Series 2004-1, Class B2, 28 day ARS 0.000% FRN 1/01/44 (c)	600,000	509,844
Series 2004-1, Class B1, 28 day ARS 0.000% FRN 1/01/44 (c)	600,000	528,899
Laurel Road Prime Student Loan Trust Series 2017-B, Class BFX, 3.020% 8/25/42 (c)	833,757	842,097
Series 2018-B, Class BFX, 3.720% 5/26/43 (c)	728,469	738,666
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 3.114% FRN 12/15/59 (a) (c)	850,000	841,948
Navient Private Education Refi Loan Trust Series 2019-A, Class A2A, 3.420% 1/15/43 (c)	1,013,000	1,048,892
Series 2019-CA, Class B, 3.670% 2/15/68 (c)	1,512,000	1,551,658
Series 2019-A, Class B, 3.900% 1/15/43 (c)	1,500,000	1,574,461
Series 2018-CA, Class B, 4.220% 6/16/42 (c)	1,480,000	1,520,404
Navient Student Loan Trust Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 3.104% FRN 2/25/70 (c)	3,008,583	3,004,787

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-2A, Class A3, 3.154% FRN 3/25/67 (a) (c)	$3,320,000	$3,286,825
Series 2017-5A, Class A, 3.204% FRN 7/26/66 (a) (c)	1,522,166	1,514,018
Series 2018-3A, Class A3, 3.204% FRN 3/25/67 (a) (c)	4,650,000	4,605,240
Series 2019-1A, Class A2, 3.304% FRN 12/27/67 (a) (c)	3,100,000	3,085,512
Series 2019-2A, Class A2, 3.404% FRN 2/27/68 (a) (c)	1,548,000	1,553,404
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.654% FRN 6/25/65 (c)	2,565,427	2,594,254
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.704% FRN 3/25/66 (c)	6,800,000	6,917,275
Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 7/26/49	2,500,000	2,492,662
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 10/25/58	1,200,000	1,208,251
Series 2019-BA, Class B, 4.040% 12/15/59 (c)	3,700,000	3,871,047
Series 2018-EA, Class B, 4.440% 12/15/59 (c)	730,000	779,900
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (c)	656,207	660,613
Nelnet Student Loan Trust Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.443% FRN 3/23/37	1,048,909	1,034,503
Series 2005-1, Class A5, 3 mo. USD LIBOR + .110% 2.690% FRN 10/25/33	974,888	962,567
Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 3.034% FRN 1/25/37 (c)	1,738,080	1,730,218
Series 2018-3A, Class A3, 3.154% 9/27/66 (c)	4,500,000	4,432,665
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 10/25/50 (c)	975,000	952,207
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 5/26/54 (c)	1,130,000	1,117,464
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 5/26/54 (c)	1,300,000	1,254,810
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 6/25/54 (c)	1,100,000	1,080,066

	Principal Amount	Value
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.354% FRN 11/25/65 (c)	$2,237,644	$2,230,387
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 2.718% FRN 2/15/45	1,767,814	1,666,209
SLM Student Loan Trust Series 06-2, Class R, 0.000%1/25/41	9,078	4,448,220
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.730% FRN 3/25/44	9,980,000	9,631,544
Series 2005-4, Class A4, 3 mo. USD LIBOR + .170% 2.750% FRN 7/25/40	5,500,000	5,190,676
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.790% FRN 10/25/40	2,063,420	1,922,720
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.890% FRN 1/25/55	1,521,400	1,421,923
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.180% FRN 10/25/65 (c)	5,900,000	5,841,608
Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 6/25/43	2,090,000	2,050,221
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	450,000	450,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	450,000	450,000
Series 2002-7, Class B, 28 day ARS 5.073% FRN 12/15/39	3,800,000	3,800,000
Series 2003-2, Class A7, 28 day ARS 5.083% FRN 9/15/28	600,000	600,000
SMB Private Education Loan Trust Series 2018-C, Class A2B, 3.144% FRN 11/15/35 (a) (c)	3,300,000	3,286,868
Series 2017-A, Class B, 3.500% 6/17/41 (c)	1,800,000	1,837,443
SoFi Alternative Trust, Series 2019-C, Class PT, 0.000% VRN 1/25/45 (a) (c) (f)	9,290,038	9,617,723
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (c)	1,200	1,066,500
Series 2017-D, Class R1, 0.010% 9/25/40 (c)	4,647,800	2,665,095
Series 2018-A, Class R1, 0.010% 2/25/42 (c)	3,470,600	2,492,585
Series 2018-B, Class R1, 0.010% 8/26/47 (c)	3,139,900	1,843,709
Series 2018-D, Class R1, 0.010% 2/25/48 (c)	5,678,800	1,956,347

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-A, Class R1, 0.010% 6/15/48 (c)	$8,126,500	$2,348,128
South Carolina Student Loan Corp. Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000% 3.440% FRN 1/03/33	2,030,000	2,049,371
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.940% FRN 8/01/35	3,025,000	3,048,786
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850% 3.442% FRN 10/01/46	2,000,000	2,012,478
		156,354,292
WL Collateral CMO — 1.2%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.658% VRN 8/25/34 (a)	112,473	111,454
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (a)	18,082	17,160
Series 2004-2, Class 1A1, 4.616% VRN 2/25/34 (a)	81,972	77,557
Deephaven Residential Mortgage Trust Series 2018-1A, Class A3, 3.202% VRN 12/25/57 (a) (c)	557,177	558,582
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (c)	1,615,518	1,641,704
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.310% VRN 8/25/34 (a)	25,472	25,410
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.071% VRN 8/25/34 (a)	159,609	155,271
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (a) (c)	2,850,737	2,855,640
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (a)	10,265	9,830
Series 2003-A4, Class IA, 4.734% VRN 7/25/33 (a)	7,783	7,583
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (a) (c)	3,469,433	3,514,337
Sequoia Mortgage Trust Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (c)	2,791,112	2,856,071
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (c)	1,610,119	1,677,859
Series 2019-1, Class A1, 4.000% VRN 2/25/49 (a) (c)	553,050	569,422

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.554% VRN 3/25/34 (a)	$94,964	$93,121
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.904% FRN 4/25/44	239,545	238,598
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (a) (c)	1,933,011	1,963,270
		16,372,869

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $425,334,639)		430,475,294

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Colombia Government International Bond 6.125% 1/18/41	2,980,000	3,687,780
Mexico Government International Bond 4.750% 3/08/44	4,328,000	4,517,350
6.750% 9/27/34	950,000	1,210,062
		9,415,192

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,551,708)		9,415,192

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.4%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	1,243,430	1,385,271
Series 2693, Class Z, 5.500% 10/15/33	2,188,754	2,410,927
Series 2178, Class PB, 7.000% 8/15/29	179,858	199,415
		3,995,613
Pass-Through Securities — 25.9%
Federal Home Loan Mortgage Corp. Pool #Z40047 4.000% 10/01/41	243,011	256,197
Pool #C00836 7.000% 7/01/29	7,916	9,000
Pool #C49314 7.000% 4/01/31	4,480	5,196
Pool #C51422 7.000% 5/01/31	1,697	1,971
Pool #C53034 7.000% 6/01/31	11,748	13,526
Pool #G01311 7.000% 9/01/31	40,280	46,305
Pool #G01317 7.000% 10/01/31	24,915	28,609
Pool #G00143 7.500% 6/01/23	228	244

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C55867 7.500% 2/01/30	$17,394	$19,399
Pool #C41497 7.500% 9/01/30	67	78
Pool #C44830 7.500% 11/01/30	21	24
Pool #C45235 7.500% 12/01/30	14,406	16,585
Pool #C46038 7.500% 12/01/30	588	676
Pool #C46810 7.500% 1/01/31	115	134
Pool #C47063 7.500% 1/01/31	2,526	2,920
Pool #C01116 7.500% 1/01/31	793	920
Pool #C46309 7.500% 1/01/31	455	525
Pool #C47060 7.500% 1/01/31	617	718
Pool #G00653 8.500% 11/01/25	11,882	13,155
Federal National Mortgage Association Pool #AV2325 3.500% 12/01/28	731,619	757,483
Pool #AV1897 3.500% 12/01/28	282,954	292,957
Pool #AS1304 3.500% 12/01/28	1,452,435	1,503,780
Pool #BF0196 3.500% 2/01/41	1,672,500	1,737,345
Pool #MA1356 3.500% 2/01/43	9,285,433	9,616,424
Pool #CA1073 3.500% 1/01/48	18,336,704	18,887,196
Pool #BJ0686 4.000% 4/01/48	5,533,497	5,769,587
Pool #CA1951 4.000% 7/01/48	4,081,947	4,254,831
Pool #CA2039 4.000% 7/01/48	4,765,954	4,956,264
Pool #BN5342 4.000% 3/01/49	38,189,136	39,535,067
Pool #MA3638 4.000% 4/01/49	26,869,860	27,818,957
Pool #CA1909 4.500% 6/01/48	11,229,126	11,807,816
Pool #CA1952 4.500% 6/01/48	2,933,114	3,089,999
Pool #MA3522 4.500% 11/01/48	7,391,951	7,734,778
Pool #MA3537 4.500% 12/01/48	7,930,274	8,298,067
Pool #MA3564 4.500% 1/01/49	7,760,277	8,120,793
Pool #BN5241 4.500% 2/01/49	28,219,861	29,504,403
Pool #MA3639 4.500% 4/01/49	12,785,182	13,365,154
Pool #725692 1 year CMT + 2.137% 4.501% FRN 10/01/33	163,405	171,933
Pool #775539 12 mo. USD LIBOR + 1.644% 4.519% FRN 5/01/34	150,150	157,301
Pool #888586 1 year CMT + 2.199% 4.597% FRN 10/01/34	346,809	365,069
Pool #AD6437 5.000% 6/01/40	534,695	579,475
Pool #AD6996 5.000% 7/01/40	3,466,763	3,757,099
Pool #AL8173 5.000% 2/01/44	1,423,502	1,537,825
Pool #254379 7.000% 7/01/32	26,663	30,889
Pool #252717 7.500% 9/01/29	1,626	1,872
Pool #535996 7.500% 6/01/31	5,833	6,732
Pool #254009 7.500% 10/01/31	15,267	17,609
Pool #253394 8.000% 7/01/20	728	740
Pool #323992 8.000% 11/01/29	1,136	1,301
Pool #525725 8.000% 2/01/30	3,037	3,531
Pool #537433 8.000% 5/01/30	1,228	1,434
Pool #253266 8.000% 5/01/30	3,495	4,047
Pool #253347 8.000% 6/01/30	3,434	3,977

	Principal Amount	Value
Pool #544976 8.000% 7/01/30	$376	$434
Pool #535428 8.000% 8/01/30	4,091	4,738
Pool #543290 8.000% 9/01/30	51	60
Pool #547786 8.000% 9/01/30	1,636	1,871
Pool #550767 8.000% 9/01/30	1,838	2,149
Pool #553061 8.000% 9/01/30	1,780	2,011
Pool #253481 8.000% 10/01/30	3,710	4,311
Pool #535533 8.000% 10/01/30	3,568	4,137
Pool #253644 8.000% 2/01/31	1,827	2,125
Pool #581170 8.000% 5/01/31	1,234	1,411
Pool #593848 8.000% 7/01/31	848	992
Pool #190317 8.000% 8/01/31	21,733	25,170
Pool #545240 8.000% 9/01/31	2,067	2,399
Pool #541202 8.500% 8/01/26	5,396	5,766
Federal National Mortgage Association TBA Pool #1127 3.500% 2/01/48 (e)	14,475,000	14,799,557
Pool #6447 4.000% 5/01/48 (e)	42,025,000	43,433,493
Pool #15801 4.500% 7/01/48 (e)	15,275,000	15,961,182
Government National Mortgage Association Pool #404246 6.500% 8/15/28	190	212
Pool #781038 6.500% 5/15/29	46,299	51,796
Pool #781468 6.500% 7/15/32	3,080	3,518
Pool #781496 6.500% 9/15/32	15,373	17,450
Pool #363066 7.000% 8/15/23	1,842	1,963
Pool #352049 7.000% 10/15/23	1,120	1,196
Pool #354674 7.000% 10/15/23	1,721	1,834
Pool #345964 7.000% 11/15/23	694	744
Pool #380866 7.000% 3/15/24	575	618
Pool #781124 7.000% 12/15/29	5,602	6,351
Pool #781319 7.000% 7/15/31	108,122	124,116
Pool #565982 7.000% 7/15/32	13,577	15,816
Pool #581417 7.000% 7/15/32	29,457	33,910
Pool #357262 7.500% 9/15/23	866	930
Pool #441009 8.000% 11/15/26	731	823
Pool #522777 8.000% 12/15/29	4,820	5,519
Pool #529134 8.000% 3/15/30	1,559	1,809
Pool #523043 8.000% 3/15/30	257	295
Pool #477036 8.000% 4/15/30	625	725
Pool #503157 8.000% 4/15/30	13,464	15,631
Pool #528714 8.000% 4/15/30	1,649	1,916
Pool #544640 8.000% 11/15/30	10,403	12,122
Pool #531298 8.500% 8/15/30	961	1,110
Government National Mortgage Association II Pool #MA5528 4.000% 10/20/48	6,165,003	6,386,665
Government National Mortgage Association II TBA (e) Pool #471 3.500% 1/01/48	68,850,000	71,119,902
		356,166,694

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loans — 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 3.754% FRN 3/25/29	$726,660	$730,038
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 4.854% FRN 7/25/31 (a) (c)	2,700,000	2,725,424
		3,455,462

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $361,938,711)		363,617,769

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds & Notes — 4.7%
U.S. Treasury Bond 2.500% 5/15/46	18,600,000	18,493,050
3.500% 2/15/39 (g)	3,200,000	3,799,950
U.S. Treasury Note 2.125% 3/31/24	18,700,000	19,012,202
2.250% 4/15/22	13,000,000	13,183,524
2.875% 8/15/28	9,500,000	10,209,235
		64,697,961

TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,232,281)		64,697,961

TOTAL BONDS & NOTES (Cost $1,321,469,025)		1,349,340,115

TOTAL PURCHASED OPTIONS (#) — 0.7% (Cost $9,652,703)		9,756,078

	Number of Shares
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (h)	2,907,070	2,907,070

TOTAL MUTUAL FUNDS (Cost $2,907,070)		2,907,070

TOTAL LONG-TERM INVESTMENTS (Cost $1,337,278,798)		1,365,336,463

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 18.5%
Commercial Paper — 18.5%
Albemarle Corp. 2.642% 7/02/19 (c)	$10,200,000	$10,196,826
Anheuser-Busch InBev Worldwide, Inc. 2.736% 7/23/19 (c)	13,100,000	13,076,984
At&t, Inc. 2.787% 12/10/19 (c)	12,000,000	11,855,185
BAT International Finance PLC 2.643% 7/30/19 (c)	12,000,000	11,972,875
Canadian Natural Resources Ltd. 2.589% 7/15/19 (c)	2,000,000	1,997,350
CRH America Finance, Inc. 2.952% 7/01/19 (c)	12,000,000	11,997,496
DowDuPont, Inc. 2.796% 8/05/19 (c)	4,500,000	4,488,040
Enbridge (US), Inc. 2.714% 7/10/19 (c)	5,200,000	5,195,639
2.808% 9/10/19 (c)	7,800,000	7,758,393
Entergy Corp. 2.858% 7/12/19 (c)	8,000,000	7,991,886
ERAC USA Finance LLC 2.623% 9/25/19 (c)	6,000,000	5,961,433
2.705% 9/18/19 (c)	6,700,000	6,660,367
FMC Technologies, Inc. 2.694% 7/11/19 (c)	4,300,000	4,296,092
Fortive Corp. 2.673% 7/23/19 (c)	5,000,000	4,991,205
2.683% 7/10/19 (c)	2,000,000	1,998,323
2.683% 7/29/19 (c)	5,000,000	4,989,055
General Electric Co. 2.849% 7/25/19	12,500,000	12,476,225
Keurig Dr Pepper 2.592% 8/02/19 (c)	10,000,000	9,975,228
Marriott International, Inc. 2.625% 8/14/19 (c)	7,000,000	6,976,531
2.803% 7/15/19 (c)	7,200,000	7,191,422
Michelin Luxembourg SCS 2.736% 9/06/19 (c)	5,200,000	5,173,782
Moodys Corp. 2.640% 7/12/19 (c)	6,000,000	5,994,122
National Grid USA 2.694% 7/03/19 (c)	10,500,000	10,496,345
Nissan Motor Acceptance Corp. 2.784% 10/21/19 (c)	10,000,000	9,920,554
Reckitt Benckiser Treasury Services PLC 2.781% 7/08/19 (c)	7,100,000	7,095,320
Rogers Communications, Inc. 2.729% 7/11/19 (c)	6,000,000	5,994,546
2.729% 7/30/19 (c)	6,000,000	5,986,437

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Suncor Energy, Inc. 2.736% 9/06/19 (c)	$5,500,000	$5,472,269
Transcanada Pipelines Ltd. 2.727% 7/23/19 (c)	12,000,000	11,978,892
VW Credit, Inc. 2.775% 8/09/19 (c)	6,900,000	6,879,392
2.839% 7/22/19 (c)	5,000,000	4,991,560
Walgreens Boots Alliance, Inc. 2.705% 7/01/19	12,900,000	12,897,308
Westar Energy, Inc. 2.640% 7/15/19 (c)	10,000,000	9,988,086
		254,915,168

TOTAL SHORT-TERM INVESTMENTS (Cost $254,903,680)		254,915,168

TOTAL INVESTMENTS — 117.6% (Cost $1,592,182,478) (i)		1,620,251,631

Other Assets/(Liabilities) — (17.6)%		(242,900,654)

NET ASSETS — 100.0%		$1,377,350,977

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.
(b)	Security is perpetual and has no stated maturity date.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $699,253,273 or 50.77% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $2,845,654 or 0.21% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $12,351,717 or 0.90% of net assets.
(g)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(h)	Represents investment of security lending collateral. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Swaptions contracts

Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Call
10 -Year Interest Rate Swap,12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	31,720,000	$1,923,428	$337,672
10 -Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	33,720,000	2,278,184	659,625
									4,201,612	997,297
Put
10 -Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	64,580,000	$2,855,775	$(372,774)
10 -Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	67,220,000	2,698,691	(521,147)
									5,554,466	(893,921)
									$9,756,078	$103,376

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	9/19/19	38	$5,144,239	$104,511
U.S. Treasury Ultra Bond	9/19/19	491	82,788,796	4,394,392
U.S. Treasury Note 2 Year	9/30/19	364	77,849,884	475,522
U.S. Treasury Note 5 Year	9/30/19	789	92,065,645	1,159,636
				$6,134,061
Short
90 Day Eurodollar	9/16/19	17	$(4,138,382)	$(26,406)
U.S. Treasury Long Bond	9/19/19	168	(25,254,571)	(885,179)
90 Day Eurodollar	12/16/19	18	(4,380,465)	(33,585)
90 Day Eurodollar	3/16/20	14	(3,409,654)	(30,496)
90 Day Eurodollar	6/15/20	13	(3,167,976)	(29,374)
90 Day Eurodollar	9/14/20	13	(3,169,357)	(30,106)
90 Day Eurodollar	12/14/20	12	(2,925,410)	(27,940)
90 Day Eurodollar	3/15/21	12	(2,926,460)	(27,640)
90 Day Eurodollar	9/13/21	21	(5,122,093)	(44,957)
90 Day Eurodollar	3/14/22	19	(4,632,849)	(39,251)
90 Day Eurodollar	9/19/22	17	(4,143,481)	(33,632)
90 Day Eurodollar	3/13/23	14	(3,410,179)	(27,521)
90 Day Eurodollar	12/18/23	19	(4,623,824)	(35,689)
90 Day Eurodollar	12/16/24	50	(12,152,959)	(88,291)
				$(1,360,067)

OTC Credit Default Swaps — Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International	BBB-	5/11/63	USD	3,000,000	$(301,178)	$1,848	$(303,026)
CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International	BBB-	5/11/63	USD	970,000	(97,380)	(77,716)	(19,664)
CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International	BBB-	5/11/63	USD	2,660,000	(267,043)	(230,356)	(36,687)
								$(665,601)	$(306,224)	$(359,377)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.499%	Semi-Annually	3-Month USD-LIBOR-BBA	Quarterly	6/13/43	USD	5,800,000	$(24,353)	$-	$(24,353)

Collateral for swap agreements held by Credit Suisse International and Goldman Sachs International amounted to $62,755 and $644,873 in securities, respectively, at June 30, 2019.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%
COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b) (c)	26,904	$807
Energy — 0.0%
Oil & Gas — 0.0%
Jupiter Resources, Inc.	18,661	48,985

TOTAL COMMON STOCK (Cost $92,228)		49,792

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53	10,000	256,400

TOTAL PREFERRED STOCK (Cost $250,000)		256,400

TOTAL EQUITIES (Cost $342,228)		306,192

	Principal Amount
BONDS & NOTES — 96.1%
CORPORATE DEBT — 40.0%
Aerospace & Defense — 0.3%
Moog, Inc. 5.250% 12/01/22 (d)	$173,000	176,028
TransDigm, Inc. 6.375% 6/15/26 (d)	225,000	226,687
United Technologies Corp. 6.125% 7/15/38	105,000	139,256
		541,971
Agriculture — 0.6%
BAT Capital Corp. 4.390% 8/15/37 (d)	250,000	236,902
Bunge Ltd. Finance Corp. 3.250% 8/15/26	325,000	314,190
4.350% 3/15/24	360,000	375,555
Reynolds American, Inc. 4.450% 6/12/25	200,000	212,080
5.850% 8/15/45	150,000	161,551
		1,300,278

	Principal Amount	Value
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	$15,180	$15,496
Guanay Finance Ltd. 6.000% 12/15/20 (d)	83,181	84,221
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	96,651	100,282
WestJet Airlines Ltd. 3.500% 6/16/21 (d)	98,000	98,549
		298,548
Auto Manufacturers — 1.4%
Ford Motor Co. 7.450% 7/16/31	270,000	319,329
Ford Motor Credit Co. LLC 3.336% 3/18/21	550,000	552,824
4.140% 2/15/23	285,000	290,349
4.375% 8/06/23	350,000	359,436
General Motors Co. 4.200% 10/01/27	215,000	216,505
5.150% 4/01/38	130,000	128,140
5.200% 4/01/45	225,000	214,860
General Motors Financial Co., Inc. 3.500% 11/07/24	315,000	314,381
3.550% 4/09/21	200,000	202,912
4.150% 6/19/23	255,000	262,649
4.200% 11/06/21	245,000	252,273
		3,113,658
Auto Parts & Equipment — 0.0%
The Goodyear Tire & Rubber Co. 4.875% 3/15/27 (e)	68,000	64,600
Banks — 6.0%
Associated Banc-Corp. 4.250% 1/15/25	263,000	275,447
Banco General SA 4.125% 8/07/27 (d)	260,000	262,928
Bank of America Corp. 4.183% 11/25/27	425,000	450,237
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	210,000	228,657
6.110% 1/29/37	190,000	242,317
7.750% 5/14/38	125,000	184,483
Bank of Montreal 3.803% VRN 12/15/32 (f)	250,000	253,528
The Bank of Nova Scotia 4.500% 12/16/25	300,000	322,957
4.650% VRN 12/31/99 (f) (g)	550,000	526,191
Barclays Bank PLC 10.179% 6/12/21 (d)	750,000	848,889

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Barclays PLC 3.905% FRN 5/16/24 (f)	$365,000	$359,622
4.337% 1/10/28	230,000	235,527
BPCE SA 4.625% 7/11/24 (d)	200,000	211,260
CIT Group, Inc. 5.250% 3/07/25 (e)	500,000	548,125
6.125% 3/09/28	484,000	550,550
Citigroup, Inc. 4.600% 3/09/26	345,000	373,276
5.875% 1/30/42	100,000	132,034
Credit Suisse AG 6.500% 8/08/23 (d)	575,000	632,500
Credit Suisse Group AG 3.869% VRN 1/12/29 (d) (f)	305,000	314,426
Deutsche Bank AG 3.150% 1/22/21	505,000	501,191
First Republic Bank 4.375% 8/01/46	560,000	579,745
Fulton Financial Corp. 3.600% 3/16/22	240,000	243,176
The Goldman Sachs Group, Inc. 5.150% 5/22/45	290,000	331,922
5.950% 1/15/27	220,000	257,845
6.250% 2/01/41	35,000	46,929
6.750% 10/01/37	165,000	215,812
HSBC Holdings PLC 4.250% 3/14/24	200,000	211,140
4.583% VRN 6/19/29 (f)	275,000	300,757
6.500% 9/15/37	125,000	163,082
Huntington Bancshares, Inc. 5.700% VRN 12/31/99 (f) (g)	510,000	512,550
ING Groep NV 3.550% 4/09/24	225,000	232,749
JP Morgan Chase & Co. 4.950% 6/01/45	170,000	201,860
Morgan Stanley 4.350% 9/08/26	450,000	482,547
5.000% 11/24/25	175,000	193,738
Nordea Bank Abp 4.625% VRN 9/13/33 (d) (f)	400,000	422,199
6.625% VRN 12/31/99 (d) (f) (g)	405,000	427,275
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	525,000	530,849
Valley National Bancorp 5.125% 9/27/23	110,000	116,978
Wells Fargo & Co. 5.606% 1/15/44 (d)	105,000	131,217
		13,056,515

	Principal Amount	Value
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.600% 4/15/48	$255,000	$272,938
8.200% 1/15/39 (d)	250,000	376,932
Becle SAB de CV 3.750% 5/13/25 (d)	350,000	350,699
Molson Coors Brewing Co. 4.200% 7/15/46	291,000	277,802
5.000% 5/01/42	60,000	63,340
		1,341,711
Biotechnology — 0.3%
Amgen, Inc. 5.150% 11/15/41	85,000	97,714
Celgene Corp. 3.450% 11/15/27	215,000	224,129
4.350% 11/15/47	205,000	226,296
		548,139
Building Materials — 0.4%
CRH America Finance, Inc. 3.950% 4/04/28 (d)	135,000	138,024
Standard Industries, Inc. 4.750% 1/15/28 (d)	282,000	279,885
5.000% 2/15/27 (d)	490,000	496,125
		914,034
Chemicals — 1.3%
DuPont de Nemours, Inc. 5.319% 11/15/38	345,000	405,090
Incitec Pivot Finance LLC 6.000% 12/10/19 (d)	190,000	192,520
LYB International Finance BV 5.250% 7/15/43	250,000	278,169
Methanex Corp. 5.250% 3/01/22	40,000	41,672
The Sherwin-Williams Co. 4.500% 6/01/47	115,000	122,659
Syngenta Finance NV 3.698% 4/24/20 (d)	325,000	327,275
3.933% 4/23/21 (d)	325,000	330,898
4.441% 4/24/23 (d)	425,000	441,800
Yara International ASA 4.750% 6/01/28 (d)	600,000	646,809
		2,786,892
Commercial Services — 0.2%
ERAC USA Finance LLC 7.000% 10/15/37 (d)	50,000	68,293
United Rentals North America, Inc. 6.500% 12/15/26	254,000	274,955
		343,248

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.6%
Dell International LLC/EMC Corp. 8.350% 7/15/46 (d)	$275,000	$347,187
Genpact Luxembourg Sarl 3.700% STEP 4/01/22 (d)	435,000	438,370
Leidos Holdings, Inc. 4.450% 12/01/20 (d)	550,000	559,867
		1,345,424
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	865,000	870,056
Aircastle Ltd. 4.125% 5/01/24	200,000	204,841
4.400% 9/25/23	175,000	181,751
5.000% 4/01/23	350,000	370,297
Ally Financial, Inc. 5.125% 9/30/24	495,000	534,600
8.000% 11/01/31 (d)	651,000	860,433
Antares Holdings LP 6.000% 8/15/23 (d)	540,000	548,870
Ares Finance Co. LLC 4.000% 10/08/24 (d)	225,000	223,415
Brookfield Finance, Inc. 4.250% 6/02/26	280,000	292,218
4.850% 3/29/29	358,000	391,558
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35 (d)	230,000	227,644
Lazard Group LLC 3.625% 3/01/27	196,000	198,120
4.500% 9/19/28	150,000	159,752
Legg Mason, Inc. 5.625% 1/15/44	235,000	256,047
Synchrony Financial 4.375% 3/19/24	90,000	94,243
		5,413,845
Electric — 1.4%
Berkshire Hathaway Energy Co. 5.950% 5/15/37 (d)	120,000	154,901
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (d)	155,000	157,368
CMS Energy Corp. 4.700% 3/31/43	115,000	126,611
4.875% 3/01/44	80,000	91,903
Duke Energy Corp. 3.750% 9/01/46	175,000	170,618
Elwood Energy LLC 8.159% 7/05/26 (d)	199,492	216,448
Entergy Louisiana LLC 4.950% 1/15/45	110,000	116,310

	Principal Amount	Value
Indianapolis Power & Light Co. 4.050% 5/01/46 (d)	$110,000	$116,326
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (d)	200,000	189,750
IPALCO Enterprises, Inc. 3.450% 7/15/20	290,000	291,751
3.700% 9/01/24 (d)	175,000	181,152
Israel Electric Corp. Ltd. 4.250% 8/14/28 (d)	225,000	233,946
Pennsylvania Electric Co. 4.150% 4/15/25 (d)	150,000	157,162
Puget Energy, Inc. 3.650% 5/15/25 (d)	100,000	102,375
Southwestern Electric Power Co. 6.200% 3/15/40	100,000	128,303
Tri-State Pass-Through Trust, Series 2003, Class B, 7.144% 7/31/33 (d)	169,565	204,817
Xcel Energy, Inc. 6.500% 7/01/36	270,000	354,347
		2,994,088
Electronics — 0.4%
The ADT Security Corp. 6.250% 10/15/21 (d)	393,000	415,597
Arrow Electronics, Inc. 3.875% 1/12/28	160,000	158,656
Ingram Micro, Inc. 5.450% STEP 12/15/24	335,000	342,376
		916,629
Foods — 0.2%
Mars, Inc. 3.950% 4/01/49 (d)	330,000	355,061
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	225,000	226,688
Gas — 0.2%
NiSource, Inc. 4.800% 2/15/44	370,000	412,587
Health Care – Products — 0.4%
Becton Dickinson and Co. 4.685% 12/15/44	125,000	138,663
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (d)	702,000	670,410
		809,073
Health Care – Services — 0.5%
HCA, Inc. 5.375% 2/01/25	350,000	377,781
5.875% 2/01/29	140,000	153,475

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Humana, Inc. 4.800% 3/15/47	$130,000	$141,089
IHC Health Services, Inc. 4.131% 5/15/48	275,000	303,154
		975,499
Home Builders — 0.6%
Lennar Corp. 4.750% 11/29/27 (d)	592,000	623,080
PulteGroup, Inc. 5.000% 1/15/27	198,000	207,367
5.500% 3/01/26	441,000	476,280
		1,306,727
Housewares — 0.5%
Newell Brands, Inc. 3.850% 4/01/23	750,000	761,013
4.200% 4/01/26	200,000	198,766
The Toro Co. 7.800% 6/15/27	170,000	211,140
		1,170,919
Insurance — 3.7%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	790,000	828,086
American International Group, Inc. 3.900% 4/01/26	135,000	141,291
4.200% 4/01/28	220,000	235,125
4.750% 4/01/48	95,000	104,862
5.750% VRN 4/01/48 (f)	605,000	622,073
AmTrust Financial Services, Inc. 6.125% 8/15/23 (e)	490,000	485,431
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	95,492
Athene Holding Ltd. 4.125% 1/12/28	1,029,000	1,037,419
AXIS Specialty Finance LLC 3.900% 7/15/29	175,000	178,315
AXIS Specialty Finance PLC 4.000% 12/06/27	420,000	430,904
CNA Financial Corp. 3.900% 5/01/29	135,000	141,965
CNO Financial Group, Inc. 5.250% 5/30/25	535,000	576,463
Enstar Group Ltd. 4.500% 3/10/22	295,000	302,170
4.950% 6/01/29	200,000	202,179
MetLife Capital Trust IV 7.875% 12/15/67 (d)	225,000	283,500
Principal Financial Group, Inc. 3.700% 5/15/29	65,000	67,943
The Progressive Corp. 5.375% VRN 12/31/99 (f) (g)	335,000	341,908

	Principal Amount	Value
Prudential Financial, Inc. 5.700% VRN 9/15/48 (f)	$650,000	$698,399
6.200% 11/15/40	125,000	160,956
Reinsurance Group of America, Inc. 3.900% 5/15/29	250,000	259,511
Trinity Acquisition PLC 4.400% 3/15/26	140,000	148,909
Unum Group 4.000% 6/15/29	155,000	159,109
USF&G Capital I 8.500% 12/15/45 (d)	95,000	140,885
Willis North America, Inc. 7.000% 9/29/19	43,000	43,424
XLIT Ltd. 4.450% 3/31/25	185,000	199,844
5.500% 3/31/45	200,000	235,858
		8,122,021
Internet — 0.1%
Amazon.com, Inc. 4.050% 8/22/47 (d)	250,000	283,857
Investment Companies — 1.1%
Ares Capital Corp. 3.500% 2/10/23	510,000	507,507
4.200% 6/10/24	525,000	531,314
BlackRock TCP Capital Corp. 4.125% 8/11/22	845,000	851,572
FS KKR Capital Corp. 4.000% 7/15/19	605,000	605,111
		2,495,504
Iron & Steel — 0.5%
Vale Overseas Ltd. 5.875% 6/10/21	825,000	866,258
6.875% 11/21/36	100,000	120,125
		986,383
Lodging — 0.2%
MGM Resorts International 4.625% 9/01/26	534,000	536,670
Media — 1.8%
Altice Financing SA 6.625% 2/15/23 (d)	200,000	205,000
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (d)	250,000	255,300
5.750% 1/15/24	600,000	613,425
Comcast Corp. 3.400% 7/15/46	140,000	134,242
Discovery Communications LLC 4.125% 5/15/29	150,000	156,226
4.875% 4/01/43	200,000	198,548
5.000% 9/20/37	165,000	172,354

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Grupo Televisa SAB 6.625% 3/18/25 (d)	$265,000	$305,608
Sirius XM Radio, Inc. 5.375% 4/15/25 (d)	1,000,000	1,031,250
TEGNA, Inc. 5.125% 7/15/20	500,000	501,250
Time Warner Cable, Inc. 4.500% 9/15/42	250,000	233,602
		3,806,805
Mining — 1.2%
First Quantum Minerals Ltd. 6.875% 3/01/26 (d)	1,000,000	927,500
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (d)	149,000	154,009
Glencore Funding LLC 3.875% 10/27/27 (d) (e)	260,000	259,329
4.000% 4/16/25 (d)	130,000	132,938
4.625% 4/29/24 (d)	200,000	211,147
Kinross Gold Corp. 4.500% 7/15/27 (d)	225,000	227,250
5.125% 9/01/21 (d)	175,000	180,250
5.950% 3/15/24 (d)	200,000	218,536
Teck Resources Ltd. 5.200% 3/01/42	97,000	97,963
6.250% 7/15/41	143,000	160,559
		2,569,481
Miscellaneous – Manufacturing — 0.0%
General Electric Co. 6.875% 1/10/39	72,000	90,277
Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc. 3.875% STEP 9/15/20	140,000	139,786
3.875% STEP 10/01/21	675,000	661,500
		801,286
Oil & Gas — 2.9%
Anadarko Petroleum Corp. 5.550% 3/15/26	175,000	196,679
6.600% 3/15/46	235,000	306,026
Cenovus Energy, Inc. 4.250% 4/15/27 (d) (e)	550,000	569,731
6.750% 11/15/39 (d)	175,000	209,141
Chesapeake Energy Corp. 7.000% 10/01/24 (e)	247,000	221,682
Citgo Holding, Inc. 10.750% 2/15/20 (d)	500,000	517,500
Continental Resources, Inc. 5.000% 9/15/22 (d)	200,000	201,641
Encana Corp. 6.500% 2/01/38	160,000	195,948
EQT Corp. 3.000% 10/01/22	300,000	297,673
3.900% 10/01/27	860,000	816,512

	Principal Amount	Value
Helmerich & Payne, Inc. 4.650% 3/15/25 (d)	$150,000	$158,801
Marathon Petroleum Corp. 4.500% 4/01/48 (d)	85,000	85,414
6.500% 3/01/41 (d)	175,000	218,517
Murphy Oil USA, Inc. 6.000% 8/15/23 (d)	175,000	179,812
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23 (d)	200,000	207,502
Petroleos Mexicanos 3.500% 1/30/23	350,000	332,115
4.625% 9/21/23 (d)	100,000	98,251
5.350% 2/12/28 (d)	190,000	172,919
5.500% 1/21/21 (d)	625,000	632,187
6.375% 1/23/45 (d)	35,000	30,100
6.500% 3/13/27	65,000	64,181
6.625% 6/15/38 (d)	51,000	45,454
Saudi Arabian Oil Co. 4.250% 4/16/39 (d)	385,000	389,763
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.750% 4/15/23 (d)	200,000	130,000
		6,277,549
Oil & Gas Services — 0.3%
National Oilwell Varco, Inc. 3.950% 12/01/42	314,000	272,044
Patterson-UTI Energy, Inc. 3.950% 2/01/28 (d)	350,000	345,211
		617,255
Packaging & Containers — 0.1%
BWAY Holding Co. 5.500% 4/15/24 (d)	138,000	138,069
Pharmaceuticals — 1.6%
AbbVie, Inc. 4.700% 5/14/45	200,000	203,604
Bausch Health Americas, Inc. 9.250% 4/01/26 (d)	400,000	447,520
Bausch Health Cos., Inc. 6.125% 4/15/25 (d)	113,000	115,398
7.000% 3/15/24 (d)	115,000	122,199
Bayer US Finance II LLC 3.875% 12/15/23 (d)	200,000	207,680
4.400% 7/15/44 (d)	100,000	93,286
4.625% 6/25/38 (d)	215,000	219,523
CVS Health Corp. 4.300% 3/25/28	200,000	210,896
5.050% 3/25/48	140,000	149,117
6.125% 9/15/39	25,000	28,874
CVS Pass-Through Trust 5.926% 1/10/34 (d)	198,452	225,540
7.507% 1/10/32 (d)	14,799	17,874

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Express Scripts Holding Co. 4.800% 7/15/46	$185,000	$196,620
McKesson Corp. 4.883% 3/15/44	70,000	74,603
Mylan NV 5.250% 6/15/46 (d)	350,000	326,466
Mylan, Inc. 3.125% 1/15/23 (d)	200,000	194,358
Par Pharmaceutical, Inc. 7.500% 4/01/27 (d)	488,000	479,460
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	190,000	180,262
4.100% 10/01/46	85,000	57,796
		3,551,076
Pipelines — 2.5%
Andeavor Logistics LP 6.875% VRN 12/31/99 (f) (g)	850,000	847,722
Energy Transfer Operating LP 4.200% 4/15/27	170,000	176,665
4.750% 1/15/26	200,000	214,319
6.125% 12/15/45	280,000	317,244
6.250% VRN 12/31/99 (f) (g)	540,000	502,200
EnLink Midstream Partners LP 4.150% 6/01/25	339,000	332,220
4.850% 7/15/26	154,000	155,155
6.000% VRN 12/31/99 (f) (g)	375,000	295,312
Enterprise Products Operating LLC 5.375% VRN 2/15/78 (f)	200,000	186,000
EQM Midstream Partners LP 4.750% 7/15/23	375,000	389,947
Kinder Morgan Energy Partners LP 6.375% 3/01/41	65,000	78,529
6.500% 2/01/37	85,000	102,070
6.550% 9/15/40	80,000	99,025
6.950% 1/15/38	15,000	19,232
MPLX LP 4.500% 4/15/38	195,000	196,874
5.200% 3/01/47	40,000	42,994
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	515,000	548,208
4.700% 6/15/44	230,000	221,614
Sabine Pass Liquefaction LLC 5.625% 3/01/25	200,000	224,014
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	120,000	123,631
5.300% 4/01/44	75,000	77,160
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.500% 9/15/24 (d)	102,000	105,315

	Principal Amount	Value
Western Midstream Operating LP 4.500% 3/01/28	$110,000	$109,825
		5,365,275
Private Equity — 0.6%
Hercules Capital, Inc. 4.625% 10/23/22	945,000	929,657
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.750% 2/01/24 (d)	200,000	207,750
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (d) (h)	230,000	236,045
		1,373,452
Real Estate Investment Trusts (REITS) — 1.1%
Crown Castle International Corp. 4.750% 5/15/47	70,000	75,442
5.200% 2/15/49	120,000	138,046
CubeSmart LP 3.125% 9/01/26	305,000	301,603
Healthcare Trust of America Holdings LP 3.750% 7/01/27	240,000	247,360
SBA Tower Trust 2.877% 7/15/46 (d)	180,000	180,326
3.156% 10/10/45 (d)	180,000	180,280
Spirit Realty LP 4.000% 7/15/29	150,000	151,340
STORE Capital Corp. 4.625% 3/15/29	200,000	212,866
Tanger Properties LP 3.750% 12/01/24	300,000	303,248
UDR, Inc. 3.200% 1/15/30 (h)	145,000	144,373
VEREIT Operating Partnership LP 4.625% 11/01/25	395,000	425,361
Weingarten Realty Investors 3.250% 8/15/26	75,000	72,992
		2,433,237
Retail — 0.7%
Dollar Tree, Inc. 3.700% 5/15/23	225,000	232,313
4.200% 5/15/28	330,000	341,754
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (d)	280,000	281,403
The Home Depot, Inc. 5.950% 4/01/41	100,000	135,575
Penske Automotive Group, Inc. 5.500% 5/15/26	500,000	521,250
		1,512,295
Semiconductors — 0.2%
Microchip Technology, Inc. 3.922% 6/01/21	525,000	534,422

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.1%
Fiserv, Inc. 3.500% 7/01/29	$195,000	$200,437
Telecommunications — 1.3%
AT&T, Inc. 4.750% 5/15/46	340,000	359,045
5.250% 3/01/37	108,000	121,209
Embarq Corp. 7.995% 6/01/36	45,000	43,552
Empresa Nacional de Telecomunicaciones SA 4.875% 10/30/24 (d)	200,000	210,913
Hughes Satellite Systems Corp. 6.625% 8/01/26 (d)	444,000	466,755
Sprint Capital Corp. 6.875% 11/15/28	500,000	513,900
Sprint Corp. 7.125% 6/15/24 (d)	400,000	424,120
T-Mobile USA, Inc. 5.375% 4/15/27	165,000	176,550
Telefonica Emisiones SAU 4.665% 3/06/38	335,000	348,173
Verizon Communications, Inc. 6.550% 9/15/43	157,000	216,903
		2,881,120
Transportation — 0.4%
CSX Corp. 4.750% 11/15/48	145,000	168,668
The Kenan Advantage Group, Inc. 7.875% 7/31/23 (d) (e)	720,000	648,000
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (d)	45,000	45,905
		862,573
Trucking & Leasing — 0.6%
Avolon Holdings Funding Ltd. 4.375% 5/01/26 (d)	205,000	210,986
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (d)	300,000	309,648
5.250% 8/15/22 (d)	600,000	633,480
5.500% 2/15/24 (d)	100,000	107,798
		1,261,912

TOTAL CORPORATE DEBT (Cost $84,129,084)		86,937,090

MUNICIPAL OBLIGATIONS — 0.5%
Brazos Higher Education Authority, Inc., 3.930% FRN 6/25/42 (f)	450,000	444,492
State of California BAB 7.550% 4/01/39	275,000	435,358
7.600% 11/01/40	150,000	243,402
		1,123,252

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,017,473)		1,123,252

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.9%
Automobile ABS — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (d)	$222,000	$225,758
Hertz Vehicle Financing II LP Series 2018-1A, Class B, 3.600% 2/25/24 (d)	650,000	662,653
Series 2019-2A, Class C, 4.260% 5/25/25 (d)	230,000	232,856
Series 2018-1A, Class C, 4.390% 2/25/24 (d)	330,000	337,554
Series 2017-2A, Class C, 5.310% 10/25/23 (d)	100,000	105,169
OneMain Direct Auto Receivables Trust Series 2019-1A, Class C, 4.190% 11/14/28 (d)	888,000	923,379
Series 2019-1A, Class D, 4.680% 4/14/31 (d)	422,000	438,243
		2,925,612
Commercial MBS — 4.2%
Aventura Mall Trust, Series 2018-AVM, Class D, 4.249% VRN 7/05/40 (d) (f)	530,000	554,290
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 3.744% FRN 9/15/34 (d)	150,000	149,817
BANK, Series 2019-BN17, Class C, 4.671% VRN 4/15/52 (f)	135,000	145,725
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (d) (f)	400,000	430,565
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (d) (f)	280,000	296,927
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (d) (f)	270,000	280,001
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.894% FRN 7/15/35 (d)	900,000	899,977
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 4.094% FRN 11/15/35 (d)	584,729	587,286
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150% 4.544% FRN 12/15/37 (d)	572,453	577,474
Citigroup COmmercial Mortgage Trust, Series 2019-SMRT, Class C 4.682% 1/10/24 (d)	225,000	240,468

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates Series 2014-UBS2, Class A5, 3.961% 3/10/47	$152,000	$161,773
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	105,540
Series 2015-CR23, Class C, 4.393% VRN 5/10/48 (f)	110,000	113,142
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. LIBOR + 1.600% 3.994% FRN 5/15/36 (d)	260,000	260,736
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.830% VRN 7/10/38 (f)	89,260	89,956
GS Mortgage Securities Corp. II, Series 2018-GS10, Class D 3.000% 7/10/51 (d)	499,000	446,053
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.557% VRN 7/10/39 (d) (f) (h)	630,000	607,860
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class E, 3.783% VRN 6/05/39 (d) (f)	553,000	559,725
JPMBB Commercial Mortgage Securities Trust Series 2015-C27, Class C, 4.483% VRN 2/15/48 (f)	1,065,400	1,104,556
Series 2014-C21, Class C, 4.808% VRN 8/15/47 (f)	200,000	208,559
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. LIBOR + 1.800% 4.194% FRN 5/15/36 (d)	263,000	262,997
Morgan Stanley Capital I Trust, Series 2019-L2, Class AS 4.272% 3/15/52	400,000	439,211
MSCG Trust, Series 2018-SELF, Class C, 1 mo. USD LIBOR + 1.180% 3.574% FRN 10/15/37 (d)	100,000	100,062
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.483% VRN 8/15/39 (f)	4,073	4,088
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (f)	140,000	142,338
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class C, 5.053% VRN 8/15/45 (f)	100,000	104,559
Series 2011-C5, Class C, 5.858% VRN 11/15/44 (d) (f)	170,000	179,267

	Principal Amount	Value
Series 2011-C5, Class D, 5.858% VRN 11/15/44 (d) (f)	$115,000	$119,146
		9,172,098
Home Equity ABS — 0.2%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 3.304% FRN 2/25/35	193,391	190,030
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 2.644% FRN 10/25/34 (d)	82,368	82,143
Mastr Asset-Backed Securities Trust, Series 2005, Class NC1 M1, 1 mo. USD LIBOR + .720% 3.124% FRN 12/25/34	99,504	97,618
		369,791
Other ABS — 14.1%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (d)	76,055	77,755
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725% 4.129% FRN 1/25/35	10,790	10,760
AASET Trust, Series 2019-1, Class A 3.844% 5/15/39 (b) (d)	416,000	415,999
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (d)	671,574	686,220
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (d)	260,550	275,023
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900% 3.304% FRN 10/25/34	308,062	307,231
Ascentium Equipment Receivables Trust Series 2019-1A, Class E, 4.310% 4/12/27 (d)	228,000	233,291
Series 2018-2A, Class E, 5.180% 7/10/26 (d)	998,000	1,034,097
Atrium XV, Series 15A, Class B, 4.342% FRN 1/23/31 (d) (f)	250,000	248,598
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600% FRN 1/15/28 (d)	250,000	250,000
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 3.842% FRN 7/20/30 (d)	330,000	330,034

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213% STEP 12/16/41 (d)	$424,479	$437,322
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (d)	14,045	14,046
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.940% 5/25/29 (d)	123,030	123,869
Series 2017-1A, Class B, 3.240% 5/25/29 (d)	101,634	101,613
Capital Automotive LLC, Series 2017-1A, Class A2 4.180% 4/15/47 (d)	156,533	161,785
Capital Automotive REIT, Series 2014-1A, Class A 3.660% 10/15/44 (d)	99,585	100,652
Castlelake Aircraft Securitization, Series 2019-1A, Class B 5.095% 4/15/39 (d)	256,125	257,432
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3.768% FRN 11/16/30 (d) (f)	250,000	249,317
CLI Funding V LLC, Series 2014-2A, Class A 3.380% 10/18/29 (d)	49,357	49,963
CLI Funding VI LLC Series 2017-1A, Class A, 3.620% 5/18/42 (d)	294,571	299,417
Series 2019-1A, Class B, 4.640% 5/18/44 (d)	126,769	129,628
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.864% FRN 9/25/34	13,516	12,937
Crestline Denali CLO XIV Ltd. Series 2016-1A, Class A1R, 3.872% FRN 10/23/31 (d) (f)	350,000	349,809
Series 2016-1A, Class BR, 4.392% FRN 10/23/31 (d) (f)	250,000	246,648
CWABS Asset-Backed Certificates Trust, Series 2005-4, Class MV5, 1 mo. USD LIBOR + 1.005% 3.409% FRN 10/25/35	440,000	437,225
DB Master Finance LLC Series 2019-1A, Class A2II, 4.021% 5/20/49 (d)	326,000	336,252
Series 2019-1A, Class A23, 4.352% 5/20/49 (d)	295,000	306,165
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.116% 7/25/48 (d)	267,300	274,458

	Principal Amount	Value
Series 2017-1A, Class A23, 4.118% 7/25/47 (d)	$167,025	$173,582
Series 2015-1A, Class A2II, 4.474% 10/25/45 (d)	601,400	$626,483
Elara HGV Timeshare Issuer LLC Series 2016-A, Class A, 2.730% 4/25/28 (d)	159,584	159,253
Series 2016-A, Class B, 3.220% 4/25/28 (d)	97,307	97,744
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3.995% FRN 4/20/31 (d) (f)	450,000	449,969
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (d)	98,571	99,344
Fremont Home Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .720% 3.124% FRN 6/25/35	21,960	21,937
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.592% FRN 4/20/31 (d) (f)	250,000	247,407
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (d)	230,247	236,472
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (d)	323,850	330,067
Series 2017-1A, Class A, 3.740% 10/15/52 (d)	174,312	180,318
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 4.539% FRN 1/20/31 (d) (f)	280,000	278,624
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (d)	270,378	283,563
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (d)	166,444	169,237
Series 2017-3A, Class A1, 3.190% 9/20/48 (d)	207,120	210,580
Series 2017-2A, Class A1, 3.280% 9/20/48 (d)	79,339	80,197
Series 2016-4A, Class A2, 4.290% 9/20/47 (d)	160,950	170,064
Hilton Grand Vacations Trust, Series 2014-AA, Class A 1.770% 11/25/26 (d)	23,571	23,440
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B 5.270% 12/15/38 (d)	239,288	244,952
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B 4.703% 7/15/39 (d) (h)	286,000	285,990
JG Wentworth XLII LLC, Series 2018-2A, Class B 4.700% 10/15/77 (d)	90,000	96,798

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JG Wentworth XLIII LLC, Series 2019-1A, Class B 4.510% 8/15/73 (d)	$138,000	$144,802
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 1 mo. USD LIBOR + .230% 2.634% FRN 7/25/36	17,399	17,344
Kayne CLO 4 Ltd., Series 2019-4A, Class B1, FRN 4/25/32 (d) (f)	250,000	249,968
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (d)	574,640	588,928
Kestrel Aircraft Fundig Limited, Series 2018-1A, Class A 4.250% 12/15/38 (d)	422,918	430,152
KREF Ltd, Series 2018-FL1, Class D, ABS, FRN, 144A, 4.944% FRN 6/15/36 (d) (f)	450,000	450,303
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (d)	399,010	411,109
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400% 3.992% FRN 10/20/29 (d)	480,000	481,715
Madison Park Funding XXII Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480% 4.060% FRN 10/25/29 (d)	250,000	250,482
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 4.197% FRN 7/15/30 (d) (f)	950,000	940,833
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, 4.292% FRN 1/23/31 (d) (f)	250,000	248,269
Magnetite XV Ltd., Series 2015-15A, Class CR, 4.380% FRN 7/25/31 (d) (f)	490,000	472,827
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3.781% FRN 12/18/30 (d) (f)	250,000	248,705
Mariner Finance Issuance Trust, Series 2017-AA, Class A 3.620% 2/20/29 (d)	188,595	190,112
Mosaic Solar Loans LLC, Series 2017-1A, Class A 4.450% 6/20/42 (d)	61,532	63,980
MP CLO III Ltd., Series 2013-1A, Class AR, 3.842% FRN 10/20/30 (d) (f)	250,000	249,084
MVW Owner Trust, Series 2013-1A, Class A 2.150% 4/22/30 (d)	25,582	25,483

	Principal Amount	Value
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (d)	$380,000	$400,850
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 2.833% 10/15/51 (d)	1,700,000	1,712,593
OHA Credit Partners XI Ltd., Series 2015-11A, Class CR, 4.742% FRN 1/20/32 (d) (f)	300,000	295,543
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (d)	17,219	17,171
Series 2016-A, Class B, 2.910% 3/08/29 (d)	108,107	110,548
Series 2019-A, Class D, 4.930% 4/09/38 (d)	839,022	842,874
Park Place Securities, Inc. Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .480% 2.884% FRN 8/25/35	56,076	55,972
Series 2005-WCW2, Class M1, ABS, 1 mo. USD LIBOR + .750% 3.154% FRN 7/25/35	16,128	16,110
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B 4.948% 6/15/44 (d)	361,000	366,687
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A 5.280% 2/25/23 (d)	210,000	210,336
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + .280% 2.684% FRN 5/25/36	33,710	33,476
RR 3 Ltd., Series 2018-3A, Class A1R2, 3.687% FRN 1/15/30 (d) (f)	500,000	496,361
Sierra Timeshare Receivables Funding LLC Series 2015-3A, Class A, 2.580% 9/20/32 (d)	40,171	40,128
Series 2015-3A, Class B, 3.080% 9/20/32 (d)	17,675	17,760
Series 2016-1A, Class B, 3.670% 3/21/33 (d)	44,277	44,729
Series 2019-1A, Class D, 4.750% 1/20/36 (d)	695,317	711,151
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (d)	109,622	109,529
Steele Creek CLO Ltd., Series 2018-2A, Class C, 4.820% FRN 8/18/31 (d) (f)	490,000	479,861

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Store Master Funding I-VII, Series 2018-1A, Class A4 4.740% 10/20/48 (d)	$239,200	$260,089
Store Master Funding LLC, Series 2013-3A, Class A1 4.240% 11/20/43 (d)	108,883	109,531
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (d)	121,871	130,829
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (d)	303,580	325,017
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (d)	308,450	328,402
Series 2016-1A, Class A23, 4.970% 5/25/46 (d)	431,200	446,528
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 4.077% FRN 10/13/29 (d)	320,000	320,857
Textainer Marine Containers V Ltd. Series 2017-2A, Class A, 3.520% 6/20/42 (d)	193,159	194,203
Series 2017-1A, Class A, 3.720% 5/20/42 (d)	245,219	248,771
Textainer Marine Containers VII Ltd. Series 2018-1A, Class A, 4.110% 7/20/43 (d)	373,600	377,492
Series 2019-1A, Class B, 5.280% 4/20/44 (d)	211,147	217,461
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 4.526% FRN 1/20/31 (d) (f)	490,000	484,917
TICP CLO VI Ltd, Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.300% 5.676% FRN 1/15/29 (d)	350,000	349,658
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B 4.140% 12/15/20 (d)	230,000	230,990
Trinity Rail Leasing LLC, Series 2019-1A, Class A 3.820% 4/17/49 (d)	693,748	712,562
Trinity Rail Leasing LP, Series 2018-1A, Class A2 4.620% 6/17/48 (d)	430,000	454,648
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 3.736% 8/15/47 (d)	140,000	143,761
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (d)	491,099	496,904

	Principal Amount	Value
Triton Container Finance VI LLC, Series 2017-1A, Class A 3.520% 6/20/42 (d)	$152,520	$154,856
VSE VOI Mortgage LLC, Series 2016-A, Class B 2.740% 7/20/33 (d)	52,480	52,431
Wendy’s Funding LLC, Series 2015-1A, Class A23 4.497% 6/15/45 (d)	336,875	356,315
Westgate Resorts LLC, Series 2017-1A, Class A 3.050% 12/20/30 (d)	135,631	135,956
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (d)	251,205	262,257
Wingstop Funding LLC, Series 2018-1, Class A2 4.970% 12/05/48 (d)	129,675	135,488
		30,579,265
Student Loans ABS — 9.6%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100% 3.504% FRN 12/27/44 (d)	387,345	391,955
Access Group, Inc. Series 2006-1, Class B, 3 mo. USD LIBOR + .450% 2.971% FRN 8/25/37	491,436	476,933
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 7/25/58 (d)	130,000	122,191
AccessLex Institute Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	650,000	640,902
Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 2.913% FRN 9/22/37	313,200	300,744
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.310% FRN 7/01/38	8,666	8,565
College Avenue Student Loans LLC Series 2019-A, Class C, 4.460% 12/28/48 (d) (h)	225,000	224,918
Series 2019-A, Class D, 5.500% 12/28/48 (d) (h)	174,000	172,952
Commonbond Student Loan Trust, Series 2017-AGS, Class C 5.280% 5/25/41 (d)	123,191	126,663
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (d)	113,568	110,263

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2015-A, Class A2 3.060% 7/25/31 (d)	$65,252	$66,273
Earnest Student Loan Program LLC, Series 2016-D, Class A2 2.720% 1/25/41 (d)	140,319	140,309
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.754% FRN 7/26/66 (d)	420,873	424,255
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, 4.350% FRN 12/01/47 (d) (f)	432,431	434,542
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450% 2.971% FRN 8/25/42	582,957	533,763
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .900% 3.421% FRN 11/25/36	23,139	23,160
Navient Private Education Refi Loan Trust, Series 2018-CA, Class B 4.220% 6/16/42 (d)	530,000	544,469
Navient Student Loan Trust Series 2017-5A, Class A, 3.204% FRN 7/26/66 (d) (f)	284,041	282,520
Series 2019-1A, Class A2, 3.304% FRN 12/27/67 (d) (f)	700,000	696,728
Series 2019-BA, Class A2B, 3.374% FRN 12/15/59 (d) (f)	1,000,000	995,931
Series 2018-1A, Class B, 3.604% FRN 3/25/67 (d) (f)	250,000	247,405
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.704% FRN 3/25/66 (d)	1,030,000	1,047,764
Series 2018-EA, Class B, 4.440% 12/15/59 (d)	140,000	149,570
Nelnet Private Education Loan Trust Series 2016-A, Class A1B, 3.600% 12/26/40 (d)	105,597	106,305
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.154% FRN 12/26/40 (d)	94,271	93,760
Nelnet Student Loan Trust Series 2005-4, Class A4R2, 28 day ARS 2.594% FRN 3/22/32	150,000	140,823
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.599% FRN 6/25/41	139,382	129,411
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 3.404% FRN 11/25/36 (d)	200,000	189,780

	Principal Amount	Value
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 3.404% FRN 6/25/42 (d)	$150,000	$141,819
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 3.404% FRN 7/26/49 (d)	350,000	335,155
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 6/25/41 (d)	100,000	99,479
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 10/25/47 (d)	440,000	421,684
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 5/26/54 (d)	100,000	96,524
Pennsylvania Higher Education Assistance Agency, Series 2015-1A, Class B, 1 mo. USD LIBOR + 1.500% 3.930% FRN 4/25/45 (d)	130,000	121,633
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.354% FRN 11/25/65 (d)	373,914	372,702
SLM Student Loan Trust Series 06-2, Class R, 0.000%0/ /0	1,363	667,870
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 2.681% FRN 1/27/42	351,257	323,041
Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.720% FRN 1/27/42	100,000	95,435
Series 2005-3, Class B, 3 mo. USD LIBOR + .150% 2.730% FRN 4/25/40	136,920	126,768
Series 2005-4, Class A4, 3 mo. USD LIBOR + .170% 2.750% FRN 7/25/40	700,000	660,631
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 2.780% FRN 1/25/70	184,013	171,249
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.790% FRN 10/25/40	154,757	144,204
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.800% FRN 3/25/44	376,592	354,304
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.870% FRN 1/25/44	375,262	350,820
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 2.880% FRN 1/25/41	461,568	432,084

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 3.050% FRN 10/25/64	$124,942	$118,324
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.180% FRN 10/25/65 (d)	910,000	900,994
Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 6/25/43	310,000	304,100
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	100,000	100,000
Series 2013-1, Class B,, 1 mo. USD LIBOR + 1.800% 4.204% FRN 11/25/70	381,000	380,411
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	50,000	50,000
Series 2002-7, Class B, 28 day ARS 5.073% FRN 12/15/39	600,000	600,000
SMB Private Education Loan Trust Series 2016-B, Class A2A, 2.430% 2/17/32 (d)	159,982	159,835
Series 2019-A, Class A2B, 3.264% FRN 7/15/36 (d) (f)	101,000	100,579
Series 2019-A, Class B, 4.000% 11/17/42 (d)	185,000	194,130
Series 2015-C, Class C, 4.500% 9/17/46 (d)	350,000	377,635
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (d)	200	177,750
Series 2017-D, Class R1, 0.000% 9/25/40 (d)	1,000,000	573,410
Series 2018-A, Class R1, 0.000% 2/25/42 (d)	1,000,000	718,200
Series 2018-D, Class R1, 0.000% 2/25/48 (d)	911,500	314,012
Series 2019-A, Class R1, 0.000% 6/15/48 (d)	1,361,200	393,315
Series 2017-D, Class BFX, 3.610% 9/25/40 (d)	500,000	520,848
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 4.154% FRN 8/25/36 (d)	41,549	42,240
Series 2017-C, Class C, 4.210% VRN 7/25/40 (d) (f)	180,000	188,319
Series 2017-A, Class C, 4.430% VRN 3/26/40 (d) (f)	170,000	182,155
South Carolina Student Loan Corp. Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500% 3.904% FRN 1/25/36	113,516	114,101

	Principal Amount	Value
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.940% FRN 8/01/35	$550,000	$554,325
		20,802,939
WL Collateral CMO — 0.5%
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065% VRN 3/25/49 (d) (f)	260,000	267,889
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.658% VRN 8/25/34 (f)	17,989	17,826
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (f)	2,353	2,233
Series 2004-2, Class 1A1, 4.616% VRN 2/25/34 (f)	10,258	9,706
Deephaven Residential Mortgage Trust, Series 2019-1A, Class M1, 4.402% VRN 1/25/59 (d) (f)	250,000	260,771
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.310% VRN 8/25/34 (f)	3,730	3,721
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.071% VRN 8/25/34 (f)	24,914	24,236
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (d) (f)	454,465	455,247
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (f)	1,144	1,096
Series 2003-A4, Class IA, 4.734% VRN 7/25/33 (f)	1,366	1,330
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.554% VRN 3/25/34 (f)	10,688	10,481
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.904% FRN 4/25/44	30,815	30,693
		1,085,229

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $63,912,257)		64,934,934

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Colombia Government International Bond 6.125% 1/18/41	440,000	544,504

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mexico Government International Bond 4.750% 3/08/44	$554,000	$578,238
6.750% 9/27/34	375,000	477,656
		1,600,398

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,545,958)		1,600,398

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 20.8%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	90,518	100,843
Series 2693, Class Z, 5.500% 10/15/33	161,686	178,099
Series 2178, Class PB, 7.000% 8/15/29	9,775	10,838
		289,780
Pass-Through Securities — 20.4%
Federal Home Loan Mortgage Corp. Pool #B16010 5.000% 8/01/19	3	3
Pool #B17058 5.000% 9/01/19	71	71
Pool #B18677 5.000% 1/01/20	43	44
Pool #G01311 7.000% 9/01/31	850	977
Pool #C80207 7.500% 9/01/24	623	681
Pool #C00530 7.500% 7/01/27	619	697
Pool #C00563 7.500% 11/01/27	2,247	2,542
Pool #C00612 7.500% 4/01/28	91	103
Pool #C55867 7.500% 2/01/30	2,626	2,929
Federal National Mortgage Association Pool #AR3007 3.000% 2/01/43	198,409	201,600
Pool #AV2325 3.500% 12/01/28	100,913	104,480
Pool #AV1897 3.500% 12/01/28	35,369	36,620
Pool #AS1304 3.500% 12/01/28	198,845	205,875
Pool #BF0196 3.500% 2/01/41	261,958	272,114
Pool #MA1356 3.500% 2/01/43	1,229,948	1,273,791
Pool #BJ0686 4.000% 4/01/48	1,198,924	1,250,077
Pool #CA1951 4.000% 7/01/48	606,461	632,146
Pool #CA2039 4.000% 7/01/48	1,144,763	1,190,475
Pool #BN5342 4.000% 3/01/49	5,942,697	6,152,140
Pool #MA3638 4.000% 4/01/49	4,131,944	4,277,892
Pool #CA1952 4.500% 6/01/48	769,490	810,648
Pool #CA1909 4.500% 6/01/48	1,826,961	1,921,113
Pool #BK7877 4.500% 7/01/48	457,607	482,084
Pool #MA3522 4.500% 11/01/48	676,093	707,449
Pool #MA3537 4.500% 12/01/48	673,961	705,218
Pool #MA3564 4.500% 1/01/49	684,730	716,541
Pool #BN5241 4.500% 2/01/49	4,615,621	4,825,720
Pool #MA3639 4.500% 4/01/49	1,972,571	2,062,052
Pool #725692 1 year CMT + 2.137% 4.501% FRN 10/01/33	42,514	44,733

	Principal Amount	Value
Pool #888586 1 year CMT + 2.199% 4.597% FRN 10/01/34	$105,002	$110,530
Pool #735010 5.000% 11/01/19	302	302
Pool #AD6437 5.000% 6/01/40	69,595	75,424
Pool #AD6996 5.000% 7/01/40	452,990	490,928
Pool #AL8173 5.000% 2/01/44	188,106	203,213
Pool #575579 7.500% 4/01/31	4,686	5,412
Pool #535996 7.500% 6/01/31	807	931
Federal National Mortgage Association TBA Pool #1127 3.500% 1/29/48 (h)	1,625,000	1,661,436
Pool #6447 4.000% 4/29/48 (h)	2,725,000	2,816,330
Pool #15801 4.500% 6/29/48 (h)	110,000	114,941
Government National Mortgage Association Pool #581417 7.000% 7/15/32	1,792	2,063
Government National Mortgage Association I Pool #579140 6.500% 1/15/32	708	800
Pool #587280 6.500% 9/15/32	1,018	1,145
Pool #550659 6.500% 9/15/35	68,743	79,592
Pool #538689 6.500% 12/15/35	15,665	18,096
Pool #780651 7.000% 10/15/27	945	1,052
Pool #462384 7.000% 11/15/27	482	536
Pool #482668 7.000% 8/15/28	868	978
Pool #506804 7.000% 5/15/29	5,190	5,704
Pool #423836 8.000% 8/15/26	595	666
Pool #444619 8.000% 3/15/27	5,977	6,648
Government National Mortgage Association II Pool #MA5528 4.000% 10/20/48	1,050,001	1,087,753
Government National Mortgage Association II TBA(h) Pool #471 3.500% 12/29/47	9,400,000	9,709,907
		44,275,202
Whole Loans — 0.3%
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R04, Class 2M2, 1 mo. USD LIBOR + 2.100% 4.504% FRN 6/25/39 (d) (h)	200,000	200,525
Series 2019-R03, Class 1M2, 4.554% FRN 9/25/31 (d) (f)	150,000	150,785
Series 2019-R02, Class 1M2, 4.704% FRN 9/25/31 (d) (f)	381,000	384,716
		736,026

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $45,040,920)		45,301,008

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bonds & Notes — 4.2%
U.S. Treasury Bond 2.500% 5/15/46 (i)	$2,730,000	$2,714,302
3.500% 2/15/39 (j)	575,000	682,804
U.S. Treasury Note 2.125% 3/31/24	3,230,000	3,283,926
2.250% 4/15/22	1,300,000	1,318,352
2.875% 8/15/28	1,100,000	1,182,122
		9,181,506

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,055,396)		9,181,506

TOTAL BONDS & NOTES (Cost $204,701,088)		209,078,188

TOTAL PURCHASED OPTIONS (#) — 1.2% (Cost $2,509,258)		2,533,029

	Number of Shares
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b) (c)	150	3,834

TOTAL WARRANTS (Cost $0)		3,834

MUTUAL FUNDS — 0.8%
Diversified Financial Services — 0.8%
State Street Navigator Securities Lending Prime Portfolio (k)	1,767,810	1,767,810

TOTAL MUTUAL FUNDS (Cost $1,767,810)		1,767,810

TOTAL LONG-TERM INVESTMENTS (Cost $209,320,384)		213,689,053

	Principal Amount
SHORT-TERM INVESTMENTS — 16.4%
Commercial Paper — 16.4%
Albemarle Corp. 2.642% 7/02/19 (d)	$1,800,000	1,799,440
American Electric Power, Inc. 2.642% 7/24/19 (d)	2,000,000	1,996,338
BAT International Finance PLC 2.609% 7/09/19 (d)	2,000,000	1,998,463

	Principal Amount	Value
Bell Canada 2.917% 7/12/19 (d)	$1,900,000	$1,898,060
COX Enterprises, Inc. 2.535% 7/01/19 (d)	2,000,000	1,999,578
DowDuPont, Inc. 2.796% 8/05/19 (d)	1,000,000	997,342
Duke Energy Corp. 2.696% 7/01/19 (d)	1,900,000	1,899,604
Entergy Corp. 2.858% 7/12/19 (d)	1,700,000	1,698,276
Experian Finance PLC 2.593% 8/08/19 (d)	2,000,000	1,994,000
FMC Tech, Inc. 2.751% 7/22/19 (d)	1,500,000	1,497,468
Fortive Corp. 2.663% 7/16/19 (d)	2,000,000	1,997,476
Keurig Dr Pepper, Inc. 2.693% 7/02/19 (d)	2,100,000	2,099,416
Marriott International, Inc. 2.803% 7/15/19 (d)	2,000,000	1,997,617
Nasdaq, Inc. 2.611% 7/23/19 (d)	2,000,000	1,996,419
National Grid USA 2.694% 7/03/19 (d)	1,900,000	1,899,339
NextEra Energy Capital Holdings, Inc. 2.646% 8/20/19 (d)	2,000,000	1,992,409
Parker-hannifin Corp. 2.697% 7/02/19 (d)	1,100,000	1,099,710
Suncor Energy, Inc. 2.849% 7/29/19 (d)	1,200,000	1,197,373
Transcanada Pipelines Ltd. 2.631% 7/18/19 (d)	2,000,000	1,997,192
VW Credit, Inc. 2.647% 00501, 8/09/19 (d)	500,000	498,507
2.806% 00501, 8/05/19 (d)	1,100,000	1,097,036

		35,651,063

TOTAL SHORT-TERM INVESTMENTS (Cost $35,652,033)		35,651,063

TOTAL INVESTMENTS — 114.6% (Cost $244,972,417) (l)		249,340,116

Other Assets/(Liabilities) — (14.6)%		(31,730,202)

NET ASSETS — 100.0%		$217,609,914

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Abbreviation Legend (Continued)

MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $420,640 or 0.19% of net assets.
(c)	Non-income producing security.
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $120,149,566 or 55.21% of net assets.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $1,730,862 or 0.80% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.
(g)	Security is perpetual and has no stated maturity date.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(j)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(k)	Represents investment of security lending collateral. (Note 2).
(l)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Options contracts

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
EUR Put USD Call	Bank of America N.A.	8/05/19	1.13	400,000	EUR	400,000	$1,303	$5,072	$(3,769)

(#)	Purchased Swaptions contracts

Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	8,070,000	$489,346	$85,908

10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	8,910,000	601,976	174,296
									1,091,322	260,204
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	16,440,000	$726,989	$(94,896)

10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	17,770,000	713,415	(137,768)
									1,440,404	(232,664)
									$2,531,726	$27,540

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/16/19	EUR	535,341	USD	$607,862	$1,588
Bank of America N.A.	7/16/19	RUB	6,769,970	USD	103,830	3,014
Bank of America N.A.	7/16/19	USD	100,000	ZAR	1,424,300	(946)
Bank of America N.A.	7/23/19	NZD	71,504	USD	47,000	1,059
Bank of America N.A.	7/23/19	AUD	360,122	USD	258,707	(5,696)
Bank of America N.A.	7/23/19	USD	255,067	PHP	13,316,520	(4,636)
Bank of America N.A.	7/23/19	USD	100,000	JPY	10,836,650	(676)
Bank of America N.A.	8/06/19	USD	55,000	CLP	39,281,000	(2,996)
Bank of America N.A.	8/13/19	USD	200,000	ZAR	2,910,800	(5,589)
Bank of America N.A.	8/13/19	USD	150,000	ILS	539,250	(1,489)
Bank of America N.A.	10/29/19	ARS	4,085,058	USD	78,375	2,489
Barclays Bank PLC	7/09/19	BRL	946,010	USD	244,453	1,750
Barclays Bank PLC	7/16/19	EUR	87,591	HUF	28,212,800	325
Barclays Bank PLC	7/16/19	PLN	1,930,214	EUR	448,401	6,708
Barclays Bank PLC	7/16/19	GBP	78,501	USD	103,000	(3,237)
Barclays Bank PLC	7/16/19	SEK	952,470	USD	103,084	(405)
Barclays Bank PLC	7/23/19	MYR	826,646	USD	199,000	977
Barclays Bank PLC	7/23/19	USD	99,088	NZD	146,239	797
Barclays Bank PLC	7/23/19	USD	146,659	INR	10,342,280	(2,779)
Barclays Bank PLC	8/13/19	USD	197,000	ZAR	2,797,313	(574)
Barclays Bank PLC	10/29/19	ARS	951,569	USD	19,000	(164)
BNP Paribas SA	10/29/19	ARS	8,662,882	USD	163,000	8,482
Citibank N.A.	7/09/19	BRL	230,318	USD	58,000	1,941
Citibank N.A.	7/09/19	USD	100,682	CLP	67,114,500	1,630
Citibank N.A.	7/09/19	USD	49,836	COP	156,787,500	1,058
Citibank N.A.	7/09/19	USD	50,000	BRL	194,700	(671)
Citibank N.A.	7/16/19	CZK	2,290,460	EUR	89,024	1,111
Citibank N.A.	7/16/19	EUR	6,000	PLN	25,830	(90)
Citibank N.A.	7/16/19	USD	202,823	GBP	154,486	6,494
Citibank N.A.	7/16/19	USD	101,825	ILS	362,300	220
Citibank N.A.	7/16/19	USD	204,000	EUR	180,618	(1,621)
Citibank N.A.	7/16/19	USD	100,000	CHF	99,609	(2,174)
Citibank N.A.	7/23/19	USD	98,743	IDR	1,411,134,000	(912)
Citibank N.A.	7/23/19	USD	102,499	SGD	138,453	128
Citibank N.A.	8/06/19	USD	99,000	CLP	69,286,140	(3,297)
Goldman Sachs International	7/09/19	COP	156,787,500	USD	49,281	(503)
Goldman Sachs International	7/23/19	USD	374,089	CNH	2,511,818	8,504
Goldman Sachs International	10/29/19	ARS	507,150	USD	9,000	1,039
HSBC Bank USA	7/09/19	MXN	229,914	USD	11,807	158
HSBC Bank USA	7/09/19	USD	11,952	MXN	229,914	(13)
HSBC Bank USA	7/23/19	USD	149,000	THB	4,735,205	(5,474)
JP Morgan Chase Bank N.A.	7/16/19	EUR	84,018	USD	94,000	1,649
JP Morgan Chase Bank N.A.	7/16/19	GBP	75,985	USD	95,540	1,026
JP Morgan Chase Bank N.A.	7/23/19	CNH	1,652,207	USD	239,000	1,472
JP Morgan Chase Bank N.A.	7/23/19	PHP	8,013,375	USD	153,000	3,279
JP Morgan Chase Bank N.A.	7/23/19	USD	99,000	THB	3,100,185	(2,137)
JP Morgan Chase Bank N.A.	8/20/19	USD	97,000	SGD	132,570	(1,062)
JP Morgan Chase Bank N.A.	10/29/19	ARS	4,867,858	USD	87,441	8,918
						$18,675

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	9/19/19	7	$941,140	$25,735
U.S. Treasury Ultra Bond	9/19/19	86	14,500,685	769,690
U.S. Treasury Note 2 Year	9/30/19	108	23,069,943	169,463
U.S. Treasury Note 5 Year	9/30/19	44	5,132,324	66,551
				$1,031,439
Short
90 Day Eurodollar	9/16/19	3	$(730,303)	$(4,660)
U.S. Treasury Long Bond	9/19/19	36	(5,436,741)	(164,634)
90 Day Eurodollar	12/16/19	3	(730,078)	(5,597)
90 Day Eurodollar	3/16/20	2	(487,093)	(4,357)
90 Day Eurodollar	6/15/20	2	(487,381)	(4,519)
90 Day Eurodollar	9/14/20	2	(487,593)	(4,632)
90 Day Eurodollar	12/14/20	2	(487,568)	(4,657)
90 Day Eurodollar	3/15/21	2	(487,743)	(4,607)
90 Day Eurodollar	9/13/21	3	(731,728)	(6,422)
90 Day Eurodollar	3/14/22	3	(731,503)	(6,197)
90 Day Eurodollar	9/19/22	3	(731,203)	(5,935)
90 Day Eurodollar	3/13/23	2	(487,168)	(3,932)
90 Day Eurodollar	12/18/23	3	(730,078)	(5,635)
90 Day Eurodollar	12/16/24	6	(1,458,356)	(10,594)
				$(236,378)

OTC Credit Default Swaps-Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.6.†	3.000%	Monthly	Goldman Sachs International	BBB-	5/11/63	USD	450,000	$(45,177)	$277	$(45,454)

CMBX.NA.6.†	3.000%	Monthly	Goldman Sachs International	BBB-	5/11/63	USD	380,000	(38,149)	(32,908)	(5,241)

CMBX.NA.6.†	3.000%	Monthly	Goldman Sachs International	BBB-	5/11/63	USD	140,000	(14,055)	(11,217)	(2,838)
								$(97,381)	$(43,848)	$(53,533)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.499%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/13/43	USD	1,500,000	$(6,298)	$-	$(6,298)

Collateral for swap agreements held by Credit Suisse International amounted to $62,755 in securities at June 30, 2019.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.6%
COMMON STOCK — 0.6%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Inc. (Escrow Shares) (a) (b) (c)	5,428,000	$-
The Newark Group, Inc. (a) (b) (c)	329,969	9,899
		9,899
Energy — 0.6%
Oil & Gas — 0.6%
Fieldwood Energy LLC (c)	44,668	1,340,039
Fieldwood Energy LLC (c)	10,960	328,800
Jupiter Resources, Inc. (c)	610,239	1,601,878
		3,270,717

TOTAL COMMON STOCK (Cost $9,456,616)		3,280,616

PREFERRED STOCK — 0.0%
Consumer, Non-cyclical — 0.0%
Agriculture — 0.0%
Pinnacle Agriculture Holdings LLC (c)	2,011,244	181,012

TOTAL PREFERRED STOCK (Cost $1,282,342)		181,012

TOTAL EQUITIES (Cost $10,738,958)		3,461,628

	Principal Amount
BONDS & NOTES — 95.7%
BANK LOANS — 5.9%
Aerospace & Defense — 1.1%
TransDigm, Inc., 2018 Term Loan F, 3 mo. LIBOR + 2.500% 4.830% VRN 6/09/23	$4,052,481	3,975,241
Veritas Bermuda Ltd., USD Repriced Term Loan B, 1 mo. LIBOR + 4.500% 6.902% VRN 1/27/23	2,487,277	2,258,771
		6,234,012
Electronics — 0.1%
Vertafore, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 5.652% VRN 7/02/25	417,900	401,008

	Principal Amount	Value
Health Care – Services — 0.4%
Banff Merger Sub, Inc., 2018 USD Term Loan B, 3 mo. LIBOR + 4.250% 6.580% VRN 10/02/25	$2,265,599	$2,141,694
Oil & Gas — 0.8%
Fieldwood Energy LLC Exit 1st Lien Term Loan, 1 mo. LIBOR + 5.250% 7.652% VRN 4/11/22	2,255,879	2,084,567
Exit 2nd Lien Term Loan, 1 mo. LIBOR + 7.250% 9.652% VRN 4/11/23	3,084,695	2,560,297
		4,644,864
Packaging & Containers — 1.8%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 5.854% VRN 4/03/24	5,179,933	4,996,460
Consolidated Energy Finance, SA, Term Loan B, 1 mo. LIBOR + 2.500% 4.901% VRN 5/07/25	3,174,661	3,087,358
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750% 5.152% VRN 2/05/23	2,365,452	2,345,819
		10,429,637
Retail — 0.7%
Michaels Stores, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500% 4.902% VRN 1/30/23	4,173,891	4,035,652
Telecommunications — 1.0%
CenturyLink, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.750% 5.152% VRN 1/31/25	5,939,698	5,794,532

TOTAL BANK LOANS (Cost $33,738,929)		33,681,399

CORPORATE DEBT — 89.8%
Aerospace & Defense — 1.8%
Moog, Inc. 5.250% 12/01/22 (d)	874,000	889,295
TransDigm UK Holdings PLC 6.875% 5/15/26	1,298,000	1,313,414
TransDigm, Inc. 6.375% 6/15/26	1,693,000	1,705,698
Triumph Group, Inc. 4.875% 4/01/21	1,886,000	1,857,710
5.250% 6/01/22 (e)	1,088,000	1,066,240
7.750% 8/15/25	3,721,000	3,600,067
		10,432,424

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Agriculture — 0.5%
JBS Investments II GmbH 7.000% 1/15/26 (d)	$1,574,000	$1,704,642
Pinnacle Operating Corp. 9.000% 5/15/23 (d)	2,930,270	966,989
		2,671,631
Airlines — 2.4%
American Airlines Group, Inc. 5.500% 10/01/19 (d)	6,233,000	6,261,048
4.625% 3/01/20 (d)	4,556,000	4,584,475
5.000% 6/01/22 (d)	2,466,000	2,540,720
		13,386,243
Apparel — 0.2%
Hanesbrands, Inc. 4.625% 5/15/24 (d)	1,000,000	1,038,200
Auto Manufacturers — 0.6%
Allison Transmission, Inc. 4.750% 10/01/27 (d)	2,473,000	2,454,453
5.875% 6/01/29 (d)	692,000	728,330
		3,182,783
Building Materials — 1.6%
James Hardie International Finance DAC 4.750% 1/15/25 (d)	1,027,000	1,047,540
5.000% 1/15/28 (d)	1,668,000	1,659,660
PGT Escrow Issuer, Inc. 6.750% 8/01/26 (d)	1,279,000	1,350,944
Standard Industries, Inc. 4.750% 1/15/28 (d)	5,235,000	5,195,737
		9,253,881
Chemicals — 1.6%
Consolidated Energy Finance SA 6.875% 6/15/25 (d)	3,146,000	3,222,007
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA 8.375% 12/01/22 (d)	3,800,000	3,952,000
Starfruit Finco BV/Starfruit US Holdco LLC 8.000% 10/01/26 (d) (e)	1,982,000	2,036,505
		9,210,512
Coal — 3.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% 5/01/25 (d)	1,753,000	1,840,650
Peabody Energy Corp. 6.000% 3/31/22 (d)	8,054,000	8,245,283
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (d)	5,145,000	5,022,806

	Principal Amount	Value
Warrior Met Coal, Inc. 8.000% 11/01/24 (d)	$2,960,000	$3,085,800
		18,194,539
Commercial Services — 1.7%
Harsco Corp. 5.750% 7/31/27 (d)	864,000	899,735
Nielsen Finance LLC/Nielsen Finance Co. 5.000% 4/15/22 (d)	3,874,000	3,864,315
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.250% 5/15/23 (d)	2,214,000	2,325,143
Service Corp. International 5.125% 6/01/29	1,625,000	1,710,312
TMS International Corp. 7.250% 8/15/25 (d)	1,046,000	1,012,005
		9,811,510
Diversified Financial Services — 3.4%
Alliance Data Systems Corp. 5.875% 11/01/21 (d)	6,456,000	6,645,806
Ally Financial, Inc. 3.875% 5/21/24	1,850,000	1,893,938
LPL Holdings, Inc. 5.750% 9/15/25 (d)	4,012,000	4,107,285
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.750% 6/15/22 (d)	6,576,000	6,813,854
		19,460,883
Electric — 2.7%
NextEra Energy Operating Partners LP 4.250% 7/15/24 (d)	1,750,000	1,760,973
NRG Energy, Inc. 5.250% 6/15/29 (d)	1,660,000	1,772,050
7.250% 5/15/26	3,737,000	4,115,371
Vistra Operations Co. LLC 3.550% 7/15/24 (d)	2,302,000	2,315,542
4.300% 7/15/29 (d)	2,779,000	2,817,239
5.000% 7/31/27 (d)	2,691,000	2,788,549
		15,569,724
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc. 7.750% 1/15/27 (d)	1,753,000	1,897,325
Entertainment — 0.3%
Boyne USA, Inc. 7.250% 5/01/25 (d)	632,000	684,140
Cedar Fair LP 5.250% 7/15/29 (d)	632,000	644,836
WMG Acquisition Corp. 5.000% 8/01/23 (d)	614,000	626,280
		1,955,256

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Environmental Controls — 0.2%
Clean Harbors, Inc. 4.875% 7/15/27 (d) (f)	$638,000	$648,431
5.125% 7/15/29 (d) (f)	325,000	331,500
		979,931
Foods — 4.9%
Albertsons Cos. LLC/Safeway, Inc./ New Albertsons LP/Albertson’s LLC 7.500% 3/15/26 (d)	1,430,000	1,526,525
JBS USA LUX SA/JBS USA Finance, Inc. 5.750% 6/15/25 (d)	1,329,000	1,382,160
5.875% 7/15/24 (d)	2,060,000	2,119,225
6.500% 4/15/29 (d)	4,969,000	5,397,576
6.750% 2/15/28 (d)	2,816,000	3,058,880
KeHE Distributors LLC/KeHE Finance Corp. 7.625% 8/15/21 (d)	3,250,000	3,225,625
Pilgrim’s Pride Corp. 5.750% 3/15/25 (d)	815,000	827,225
5.875% 9/30/27 (d)	1,756,000	1,819,655
Post Holdings, Inc. 5.500% 3/01/25 (d)	1,003,000	1,035,598
5.500% 12/15/29 (d) (f)	2,185,000	2,190,462
5.625% 1/15/28 (d)	1,513,000	1,554,607
5.750% 3/01/27 (d)	1,241,000	1,281,332
Simmons Foods, Inc. 7.750% 1/15/24 (d)	1,051,000	1,132,453
Smithfield Foods, Inc. 5.200% 4/01/29 (d)	1,063,000	1,158,846
		27,710,169
Hand & Machine Tools — 1.1%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% 2/15/23 (d) (e)	5,236,000	4,673,130
Colfax Corp. 6.000% 2/15/24 (d)	677,000	715,928
6.375% 2/15/26 (d)	723,000	775,417
		6,164,475
Health Care – Products — 2.8%
Avanos Medical, Inc. 6.250% 10/15/22	3,824,000	3,886,140
Avantor, Inc. 6.000% 10/01/24 (d)	260,000	276,640
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (d)	12,295,000	11,741,725
		15,904,505

	Principal Amount	Value
Health Care – Services — 2.7%
Catalent Pharma Solutions, Inc. 5.000% 7/15/27 (d)	$751,000	$764,143
Envision Healthcare Corp. 8.750% 10/15/26 (d) (e)	6,014,000	4,194,765
HCA, Inc. 5.875% 2/15/26	3,067,000	3,389,035
RegionalCare Hospital Partners Holdings, Inc. 8.250% 5/01/23 (d)	4,006,000	4,263,886
Tenet Healthcare Corp. 6.250% 2/01/27 (d)	1,634,000	1,691,190
8.125% 4/01/22	968,000	1,015,190
		15,318,209
Home Builders — 1.8%
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (d)	827,000	835,270
6.500% 12/15/20 (d)	2,057,000	2,059,571
M/I Homes, Inc. 5.625% 8/01/25	1,629,000	1,653,435
6.750% 1/15/21	1,262,000	1,282,508
Mattamy Group Corp. 6.500% 10/01/25 (d)	3,597,000	3,790,339
6.875% 12/15/23 (d)	676,000	703,885
		10,325,008
Housewares — 0.3%
Newell Brands, Inc. 4.200% 4/01/26	1,491,000	1,481,803
Insurance — 2.6%
Acrisure LLC/Acrisure Finance, Inc. 7.000% 11/15/25 (d)	3,999,000	3,609,097
8.125% 2/15/24 (d)	1,157,000	1,194,603
CNO Financial Group, Inc. 5.250% 5/30/29	4,144,000	4,485,880
USIS Merger Sub, Inc. 6.875% 5/01/25 (d)	4,724,000	4,676,760
York Risk Services Holding Corp. 8.500% 10/01/22 (d)	617,000	507,483
		14,473,823
Internet — 1.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.250% 12/01/27 (d)	1,636,000	1,693,260
Netflix, Inc. 5.375% 11/15/29 (d)	2,115,000	2,246,532
5.875% 2/15/25	368,000	405,720
5.875% 11/15/28	1,961,000	2,171,062
		6,516,574

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	$4,385,000	$4,476,208
Iron & Steel — 0.4%
Allegheny Technologies, Inc. 5.950% 1/15/21	2,166,000	2,225,565
Leisure Time — 1.8%
Brunswick Corp. 7.375% 9/01/23	650,000	718,857
7.125% 8/01/27	4,494,000	5,154,248
Carlson Travel, Inc. 6.750% 12/15/23 (d)	1,198,000	1,212,975
9.500% 12/15/24 (d)	3,108,000	3,100,230
		10,186,310
Lodging — 1.7%
Hilton Domestic Operating Co., Inc. 4.875% 1/15/30 (d)	1,652,000	1,701,560
Marriott Ownership Resorts, Inc. 5.625% 4/15/23	2,917,000	2,960,755
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% 5/15/27 (d)	1,526,000	1,531,722
5.500% 3/01/25 (d)	3,361,000	3,471,241
		9,665,278
Machinery – Diversified — 0.9%
Wabtec Corp. 3.450% 11/15/26	5,032,000	4,917,092
Media — 10.5%
Altice Financing SA 6.625% 2/15/23 (d)	2,100,000	2,152,500
7.500% 5/15/26 (d)	3,289,000	3,305,774
Block Communications, Inc. 6.875% 2/15/25 (d)	1,933,000	2,015,152
CCO Holdings LLC/CCO Holdings Capital Corp. 5.375% 6/01/29 (d)	2,500,000	2,581,250
5.750% 1/15/24	811,000	829,146
5.875% 4/01/24 (d)	2,490,000	2,602,050
5.875% 5/01/27 (d)	6,402,000	6,754,110
Clear Channel Worldwide Holdings, Inc. 9.250% 2/15/24 (d)	1,017,000	1,103,445
CSC Holdings LLC 7.500% 4/01/28 (d)	2,001,000	2,196,698
DISH DBS Corp. 7.750% 7/01/26	3,033,000	2,942,010
GCI LLC 6.625% 6/15/24 (d)	1,207,000	1,264,695
6.875% 4/15/25	2,767,000	2,884,597

	Principal Amount	Value
Midcontinent Communications/Midcontinent Finance Corp. 6.875% 8/15/23 (d)	$1,624,000	$1,684,900
Neptune Finco Corp. 6.625% 10/15/25 (d)	269,000	287,830
Nexstar Broadcasting, Inc. 5.875% 11/15/22	2,767,000	2,829,257
Nexstar Escrow, Inc. 5.625% 7/15/27 (d) (f)	1,166,000	1,193,693
Sirius XM Radio, Inc. 4.625% 7/15/24 (d) (f)	3,046,000	3,116,911
5.375% 4/15/25 (d)	1,799,000	1,855,219
5.375% 7/15/26 (d)	2,668,000	2,764,715
5.500% 7/01/29 (d)	4,802,000	4,923,010
Videotron Ltd. 5.125% 4/15/27 (d)	280,000	292,250
Virgin Media Secured Finance PLC 5.500% 8/15/26 (d)	647,000	670,454
5.500% 5/15/29 (d)	7,354,000	7,462,104
Ziggo BV 5.500% 1/15/27 (d)	1,611,000	1,638,725
		59,350,495
Mining — 4.2%
Compass Minerals International, Inc. 4.875% 7/15/24 (d)	1,040,000	991,900
First Quantum Minerals Ltd. 6.500% 3/01/24 (d)	2,110,000	1,972,850
6.875% 3/01/26 (d)	1,191,000	1,104,653
7.500% 4/01/25 (d)	6,341,000	6,039,802
Hecla Mining Co. 6.875% 5/01/21	3,241,000	3,093,528
Kinross Gold Corp. 4.500% 7/15/27	2,042,000	2,062,420
5.950% 3/15/24	1,733,000	1,893,614
6.875% 9/01/41	1,177,000	1,331,481
New Gold, Inc. 6.250% 11/15/22 (d)	2,665,000	2,485,113
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125% 11/01/22 (d)	3,748,000	2,586,120
		23,561,481
Miscellaneous – Manufacturing — 0.9%
Amsted Industries, Inc. 5.375% 9/15/24 (d)	2,263,000	2,316,746
5.625% 7/01/27 (d)	2,783,000	2,901,278
		5,218,024
Oil & Gas — 7.6%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22 (e)	3,021,000	2,922,817
7.750% 4/15/23	660,000	631,950

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chesapeake Energy Corp. 7.000% 10/01/24 (e)	$712,000	$639,020
Citgo Holding, Inc. 10.750% 2/15/20 (d)	9,414,000	9,743,490
Jonah Energy LLC/Jonah Energy Finance Corp. 7.250% 10/15/25 (d)	3,495,000	1,668,863
Laredo Petroleum, Inc. 5.625% 1/15/22 (e)	3,346,000	3,103,415
Neptune Energy Bondco PLC 6.625% 5/15/25 (d)	2,750,000	2,791,250
Oasis Petroleum, Inc. 6.875% 1/15/23	1,447,000	1,447,000
Parkland Fuel Corp. 5.875% 7/15/27 (d) (f)	1,149,000	1,167,327
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	2,247,000	2,331,285
7.250% 6/15/25	2,184,000	2,287,740
SM Energy Co. 6.625% 1/15/27 (e)	667,000	616,975
6.750% 9/15/26 (e)	2,832,000	2,655,000
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	859,005	872,964
Transocean Pontus Ltd. 6.125% 8/01/25 (d)	945,000	973,350
Transocean, Inc. 6.800% 3/15/38	1,715,000	1,286,250
9.350% STEP 12/15/41	520,000	470,600
Tullow Oil PLC 6.250% 4/15/22 (d)	5,203,000	5,242,022
Whiting Petroleum Corp. 6.625% 1/15/26 (e)	2,217,000	2,138,019
		42,989,337
Oil & Gas Services — 0.6%
Welltec A/S 9.500% 12/01/22 (d)	3,300,000	3,151,500
Packaging & Containers — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.250% 5/15/24 (d)	646,000	680,723
BWAY Holding Co. 7.250% 4/15/25 (d)	3,211,000	3,098,615
		3,779,338
Pharmaceuticals — 3.3%
Bausch Health Americas, Inc. 8.500% 1/31/27 (d)	947,000	1,041,245
9.250% 4/01/26 (d)	4,611,000	5,158,787
Bausch Health Cos., Inc. 5.500% 3/01/23 (d)	535,000	539,280
5.875% 5/15/23 (d)	258,000	260,998
6.125% 4/15/25 (d)	250,000	255,305
9.000% 12/15/25 (d)	870,000	972,051

	Principal Amount	Value
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.000% STEP 2/01/25 (d)	$3,588,000	$2,403,960
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6.000% 7/15/23 (d)	1,021,000	735,120
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.500% 4/15/25 (d) (e)	1,301,000	871,670
5.625% 10/15/23 (d) (e)	662,000	499,810
5.750% 8/01/22 (d) (e)	1,991,000	1,712,260
Par Pharmaceutical, Inc. 7.500% 4/01/27 (d)	2,647,000	2,600,677
Teva Pharmaceutical Finance Netherlands III BV 6.000% 4/15/24	1,006,000	948,784
6.750% 3/01/28 (e)	573,000	526,802
		18,526,749
Pipelines — 1.1%
Cheniere Energy Partners LP 5.625% 10/01/26 (d)	2,397,000	2,528,835
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	635,000	630,238
6.250% 5/15/26	1,086,000	1,047,990
6.500% 10/01/25	2,243,000	2,192,532
		6,399,595
Real Estate — 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375% 4/01/27 (d) (e)	742,000	650,178
Real Estate Investment Trusts (REITS) — 0.8%
Iron Mountain, Inc. 6.000% 8/15/23 (e)	1,000,000	1,027,500
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	1,778,000	1,831,340
6.375% 3/01/24	430,000	450,425
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	1,315,000	1,333,081
		4,642,346
Retail — 2.2%
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22	580,000	513,300
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	3,484,000	2,560,740
Golden Nugget, Inc. 8.750% 10/01/25 (d)	3,594,000	3,773,700

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KGA Escrow LLC 7.500% 8/15/23 (d)	$1,402,000	$1,454,575
Penske Automotive Group, Inc. 5.500% 5/15/26	3,689,000	3,845,782
Sonic Automotive, Inc. 5.000% 5/15/23	293,000	295,564
		12,443,661
Software — 3.7%
RP Crown Parent LLC 7.375% 10/15/24 (d)	1,073,000	1,118,603
SS&C Technologies, Inc. 5.500% 9/30/27 (d)	3,873,000	4,018,238
TIBCO Software, Inc. 11.375% 12/01/21 (d)	10,653,000	11,318,812
Veritas US, Inc./Veritas Bermuda Ltd. 10.500% 2/01/24 (d) (e)	5,035,000	4,317,512
		20,773,165
Storage/Warehousing — 0.6%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	3,188,000	3,156,120
Telecommunications — 7.2%
CenturyLink, Inc. 6.750% 12/01/23	2,447,000	2,639,701
CommScope Technologies Finance LLC 6.000% 6/15/25 (d)	582,000	545,456
CommScope, Inc. 6.000% 3/01/26 (d)	617,000	632,425
8.250% 3/01/27 (d)	1,466,000	1,495,100
Hughes Satellite Systems Corp. 5.250% 8/01/26	1,809,000	1,858,748
6.625% 8/01/26	4,144,000	4,356,380
Inmarsat Finance PLC 6.500% 10/01/24 (d)	207,000	216,574
Intelsat Connect Finance SA 9.500% 2/15/23 (d)	1,497,000	1,324,845
Intelsat Jackson Holdings SA 8.500% 10/15/24 (d)	3,689,000	3,652,110
9.750% 7/15/25 (d)	2,276,000	2,321,520
Sprint Capital Corp. 8.750% 3/15/32	1,845,000	2,135,587
Sprint Corp. 7.250% 9/15/21	885,000	940,313
7.625% 3/01/26	3,856,000	4,110,496
7.875% 9/15/23	4,646,000	5,046,717
T-Mobile USA, Inc. 4.500% 2/01/26	488,000	499,590
4.750% 2/01/28	1,328,000	1,366,313
5.375% 4/15/27	1,038,000	1,110,660
6.000% 4/15/24	877,000	914,273
6.500% 1/15/26	1,216,000	1,314,569

	Principal Amount	Value
Telecom Italia SpA 5.303% 5/30/24 (d)	$2,027,000	$2,097,945
ViaSat, Inc. 5.625% 9/15/25 (d)	1,272,000	1,249,740
5.625% 4/15/27 (d)	796,000	827,840
		40,656,902
Toys, Games & Hobbies — 0.1%
Mattel, Inc. 6.750% 12/31/25 (d)	428,000	440,305
Transportation — 1.9%
The Kenan Advantage Group, Inc. 7.875% 7/31/23 (d) (e)	6,737,000	6,063,300
XPO Logistics, Inc. 6.750% 8/15/24 (d)	4,277,000	4,560,351
		10,623,651
Trucking & Leasing — 0.9%
Avolon Holdings Funding Ltd. 5.125% 10/01/23 (d)	1,531,000	1,620,563
5.250% 5/15/24 (d)	845,000	902,790
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (d)	1,634,000	1,725,177
5.500% 2/15/24 (d)	1,000,000	1,077,980
		5,326,510

TOTAL CORPORATE DEBT (Cost $507,960,777)		508,099,218

TOTAL BONDS & NOTES (Cost $541,699,706)		541,780,617

	Number of Shares
WARRANTS — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Holding Corp. Tranche A (a) (b) (c)	5,301	2,651
Appvion Holding Corp. Tranche B (a) (b) (c)	5,301	663
		3,314

TOTAL WARRANTS (Cost $0)		3,314

MUTUAL FUNDS — 4.7%
Diversified Financial Services — 4.7%
State Street Navigator Securities Lending Prime Portfolio (g)	26,361,968	26,361,968

TOTAL MUTUAL FUNDS (Cost $26,361,968)		26,361,968

TOTAL LONG-TERM INVESTMENTS (Cost $578,800,632)		571,607,527

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.6%
Commercial Paper — 3.6%
BAT International Finance PLC 2.643% 7/30/19 (d)	$4,000,000	$3,990,958
COX Enterprises, Inc. 2.566% 7/01/19 (d)	4,800,000	4,798,986
DowDuPont, Inc. 2.796% 8/05/19 (d)	1,900,000	1,894,950
Marriott International, Inc. 2.803% 7/15/19 (d)	5,000,000	4,994,043
VW Credit, Inc. 2.710% 07256, 10/15/19 (d)	2,000,000	1,984,207
2.775% 00501, 8/09/19 (d)	2,600,000	2,592,235
		20,255,379

TOTAL SHORT-TERM INVESTMENTS (Cost $20,254,954)		20,255,379

TOTAL INVESTMENTS — 104.6% (Cost $599,055,586) (h)		591,862,906

Other Assets/(Liabilities) — (4.6)%		(26,065,641)

NET ASSETS — 100.0%		$565,797,265

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $13,213 or 0.00% of net assets.
(c)	Non-income producing security.
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $388,974,800 or 68.75% of net assets.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $25,822,621 or 4.56% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Represents investment of security lending collateral. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 49.4%
COMMON STOCK — 49.3%
Basic Materials — 1.0%
Chemicals — 0.7%
Air Products & Chemicals, Inc.	10	$2,264
Celanese Corp.	720	77,616
CF Industries Holdings, Inc.	1,525	71,233
Dow, Inc. (a)	1,720	84,813
DuPont de Nemours, Inc.	2,320	174,162
Eastman Chemical Co.	894	69,580
Ecolab, Inc.	4	790
International Flavors & Fragrances, Inc.	3	435
Linde PLC	1,324	265,859
LyondellBasell Industries NV Class A	1,180	101,633
The Mosaic Co.	1,000	25,030
PPG Industries, Inc.	388	45,284
The Sherwin-Williams Co.	7	3,208
		921,907
Forest Products & Paper — 0.1%
International Paper Co.	2,707	117,267
Iron & Steel — 0.1%
Nucor Corp.	3,061	168,661
Mining — 0.1%
Freeport-McMoRan, Inc.	2,748	31,904
Newmont Goldcorp Corp.	684	26,314
		58,218
		1,266,053
Communications — 8.6%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	3,133	70,775
Omnicom Group, Inc.	1,198	98,176
		168,951
Internet — 5.3%
Alphabet, Inc. Class A (a)	914	989,679
Alphabet, Inc. Class C (a)	796	860,404
Amazon.com, Inc. (a)	1,106	2,094,355
Booking Holdings, Inc. (a)	234	438,682
eBay, Inc.	3,165	125,018
Expedia Group, Inc.	103	13,702
F5 Networks, Inc. (a)	200	29,126
Facebook, Inc. Class A (a)	8,830	1,704,190
Netflix, Inc. (a)	792	290,917
Symantec Corp.	79	1,719
TripAdvisor, Inc. (a)	43	1,991
VeriSign, Inc. (a)	229	47,898
		6,597,681

	Number of Shares	Value
Media — 1.2%
CBS Corp. Class B	1,070	$53,393
Charter Communications, Inc. Class A (a)	96	37,937
Comcast Corp. Class A	18,962	801,713
Discovery, Inc. Class A (a)	6,600	202,620
Discovery, Inc. Class C (a)	3,095	88,053
DISH Network Corp. Class A (a)	1,000	38,410
Fox Corp. Class A (a)	273	10,003

Fox Corp. Class B (a)	433	15,818
News Corp. Class A	1,130	15,244
Viacom, Inc. Class B	2,990	89,311
The Walt Disney Co.	597	83,365
		1,435,867
Telecommunications — 2.0%
AT&T, Inc.	7,435	249,147
CenturyLink, Inc.	14,154	166,451
Cisco Systems, Inc.	19,124	1,046,656
Corning, Inc.	1,174	39,012
Juniper Networks, Inc.	1,048	27,908
Motorola Solutions, Inc.	764	127,382
Verizon Communications, Inc.	13,132	750,231
		2,406,787
		10,609,286
Consumer, Cyclical — 4.0%
Airlines — 0.4%
Alaska Air Group, Inc.	100	6,391
American Airlines Group, Inc.	400	13,044
Delta Air Lines, Inc.	3,300	187,275
Southwest Airlines Co.	2,066	104,911
United Continental Holdings, Inc. (a)	1,700	148,835
		460,456
Apparel — 0.4%
Capri Holdings Ltd. (a)	400	13,872
Hanesbrands, Inc.	1,200	20,664
NIKE, Inc. Class B	3,884	326,062
PVH Corp.	240	22,714
Ralph Lauren Corp.	400	45,436
Tapestry, Inc.	84	2,665
Under Armour, Inc. Class C (a)	300	6,660
VF Corp.	400	34,940
		473,013
Auto Manufacturers — 0.3%
Ford Motor Co.	10,362	106,003
General Motors Co.	4,600	177,238
PACCAR, Inc.	1,834	131,425
		414,666
Auto Parts & Equipment — 0.0%
BorgWarner, Inc.	700	29,386

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 0.1%
Copart, Inc. (a)	600	$44,844
Fastenal Co.	140	4,562
W.W. Grainger, Inc.	164	43,990
		93,396
Home Builders — 0.1%
D.R. Horton, Inc.	759	32,736
PulteGroup, Inc.	3,074	97,200
		129,936
Home Furnishing — 0.1%
Leggett & Platt, Inc.	95	3,645
Whirlpool Corp.	414	58,937
		62,582
Housewares — 0.0%
Newell Brands, Inc.	683	10,532
Leisure Time — 0.2%
Harley-Davidson, Inc.	508	18,201
Norwegian Cruise Line Holdings Ltd. (a)	2,300	123,349
Royal Caribbean Cruises Ltd.	680	82,423
		223,973
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	1,800	175,932
Marriott International, Inc. Class A	141	19,781
Wynn Resorts Ltd.	9	1,116
		196,829
Retail — 2.3%
Advance Auto Parts, Inc.	140	21,580
AutoZone, Inc. (a)	126	138,533
Best Buy Co., Inc.	1,108	77,261
Chipotle Mexican Grill, Inc. (a)	50	36,644
Costco Wholesale Corp.	858	226,735
Darden Restaurants, Inc.	373	45,405
Dollar Tree, Inc. (a)	71	7,625
Foot Locker, Inc.	2,300	96,416
The Gap, Inc.	1,705	30,639
Genuine Parts Co.	446	46,197
The Home Depot, Inc.	2,080	432,578
Kohl’s Corp.	1,261	59,961
L Brands, Inc.	600	15,660
Lowe’s Cos., Inc.	349	35,218
Macy’s, Inc.	1,440	30,902
McDonald’s Corp.	35	7,268
Nordstrom, Inc.	1,511	48,140
O’Reilly Automotive, Inc. (a)	314	115,966
Ross Stores, Inc.	762	75,529
Starbucks Corp.	6,390	535,674
Target Corp.	2,067	179,023
Tiffany & Co.	111	10,394
The TJX Cos., Inc.	2,280	120,566

	Number of Shares	Value
Walgreens Boots Alliance, Inc.	1,606	$87,800
Walmart, Inc.	2,773	306,389
Yum! Brands, Inc.	506	55,999
		2,844,102
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	387	40,898
		4,979,769
Consumer, Non-cyclical — 10.5%
Agriculture — 0.6%
Altria Group, Inc.	9,341	442,296
Archer-Daniels-Midland Co.	26	1,061
Philip Morris International, Inc.	3,646	286,321
		729,678
Beverages — 0.6%
Brown-Forman Corp. Class B	2	111
The Coca-Cola Co.	4,224	215,086
Constellation Brands, Inc. Class A	82	16,149
Molson Coors Brewing Co. Class B	236	13,216
Monster Beverage Corp. (a)	750	47,872
PepsiCo, Inc.	3,352	439,548
		731,982
Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc. (a)	390	51,082
Amgen, Inc.	2,515	463,464
Biogen, Inc. (a)	884	206,741
Celgene Corp. (a)	3,598	332,599
Corteva, Inc. (a)	20	592
Gilead Sciences, Inc.	4,052	273,753
Incyte Corp. (a)	400	33,984
Regeneron Pharmaceuticals, Inc. (a)	290	90,770
Vertex Pharmaceuticals, Inc. (a)	730	133,868
		1,586,853
Commercial Services — 1.1%
Automatic Data Processing, Inc.	271	44,804
Cintas Corp.	9	2,136
Equifax, Inc.	6	811
Gartner, Inc. (a)	490	78,861
H&R Block, Inc.	5,642	165,311
Moody’s Corp.	695	135,740
Nielsen Holdings PLC	3,200	72,320
PayPal Holdings, Inc. (a)	2,545	291,301
Quanta Services, Inc.	2,224	84,935
Robert Half International, Inc.	835	47,603
S&P Global, Inc.	879	200,227
Total System Services, Inc.	321	41,175
United Rentals, Inc. (a)	850	112,735
Verisk Analytics, Inc.	380	55,655
		1,333,614
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.	2,906	208,273

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Estee Lauder Cos., Inc. Class A	426	$78,005
The Procter & Gamble Co.	5,143	563,930
		850,208
Foods — 0.6%
Campbell Soup Co.	1,265	50,689
Conagra Brands, Inc.	1,184	31,400
General Mills, Inc.	2,594	136,237
The Hershey Co.	1,109	148,639
Hormel Foods Corp. (b)	488	19,783
The J.M. Smucker Co.	274	31,562
Kellogg Co.	135	7,232
The Kraft Heinz Co.	173	5,370
The Kroger Co.	3,368	73,119
McCormick & Co., Inc.	303	46,968
Mondelez International, Inc. Class A	221	11,912
Sysco Corp.	2,066	146,107
Tyson Foods, Inc. Class A	720	58,133
		767,151
Health Care – Products — 1.1%
Abbott Laboratories	2,689	226,145
Align Technology, Inc. (a)	190	52,003
Baxter International, Inc.	122	9,992
Becton Dickinson and Co.	8	2,016
Boston Scientific Corp. (a)	1,621	69,671
The Cooper Cos., Inc.	190	64,009
Danaher Corp.	402	57,454
DENTSPLY SIRONA, Inc.	61	3,560
Edwards Lifesciences Corp. (a)	240	44,338
Henry Schein, Inc. (a)	1,800	125,820
IDEXX Laboratories, Inc. (a)	250	68,832
Intuitive Surgical, Inc. (a)	162	84,977
Medtronic PLC	1,816	176,860
ResMed, Inc.	300	36,609
Stryker Corp.	389	79,971
Thermo Fisher Scientific, Inc.	638	187,368
Varian Medical Systems, Inc. (a)	4	544
Zimmer Biomet Holdings, Inc.	364	42,857
		1,333,026
Health Care – Services — 0.5%
Anthem, Inc.	58	16,368
Centene Corp. (a)	1,480	77,611
DaVita, Inc. (a)	1,146	64,474
HCA Healthcare, Inc.	1,360	183,831
Humana, Inc.	45	11,939
Laboratory Corp. of America Holdings (a)	1	173
Quest Diagnostics, Inc.	95	9,672
UnitedHealth Group, Inc.	1,321	322,337
Universal Health Services, Inc. Class B	10	1,304
		687,709

	Number of Shares	Value
Household Products & Wares — 0.2%
Avery Dennison Corp.	382	$44,190
Church & Dwight Co., Inc.	400	29,224
The Clorox Co.	587	89,875
Kimberly-Clark Corp.	710	94,629
		257,918
Pharmaceuticals — 3.8%
AbbVie, Inc.	6,504	472,971
Allergan PLC	179	29,970
AmerisourceBergen Corp.	1,630	138,974
Bristol-Myers Squibb Co.	7,312	331,599
Cardinal Health, Inc.	2,755	129,760
Cigna Corp. (a)	74	11,659
CVS Health Corp.	4,946	269,507
Eli Lilly & Co.	3,787	419,562
Johnson & Johnson	8,679	1,208,811
McKesson Corp.	1,361	182,905
Merck & Co., Inc.	9,729	815,777
Mylan NV (a)	2,659	50,627
Perrigo Co. PLC	200	9,524
Pfizer, Inc.	14,122	611,765
Zoetis, Inc.	610	69,229
		4,752,640
		13,030,779
Energy — 2.0%
Oil & Gas — 1.9%
Anadarko Petroleum Corp.	97	6,844
Apache Corp.	98	2,839
Cabot Oil & Gas Corp.	1,892	43,440
Chevron Corp.	5,650	703,086
Cimarex Energy Co.	1,500	88,995
ConocoPhillips	8,310	506,910
Devon Energy Corp.	917	26,153
Diamondback Energy, Inc.	340	37,050
EOG Resources, Inc.	702	65,398
Exxon Mobil Corp.	4,349	333,264
Helmerich & Payne, Inc.	40	2,025
Hess Corp.	447	28,416
HollyFrontier Corp.	1,000	46,280
Marathon Oil Corp.	1,085	15,418
Marathon Petroleum Corp.	375	20,955
Noble Energy, Inc.	66	1,478
Occidental Petroleum Corp.	5,030	252,909
Phillips 66	1,195	111,780
Pioneer Natural Resources Co.	3	462
Valero Energy Corp.	530	45,373
		2,339,075
Oil & Gas Services — 0.1%
Baker Hughes a GE Co.	74	1,823
Halliburton Co.	2,271	51,642
National Oilwell Varco, Inc.	1,009	22,430

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Schlumberger Ltd.	687	$27,301
TechnipFMC PLC	1,272	32,996
		136,192
Pipelines — 0.0%
Kinder Morgan, Inc.	60	1,253
The Williams Cos., Inc.	33	925
		2,178
		2,477,445
Financial — 9.1%
Banks — 3.3%
Bank of America Corp.	25,542	740,718
The Bank of New York Mellon Corp.	895	39,514
BB&T Corp.	512	25,155
Citigroup, Inc.	9,584	671,168
Citizens Financial Group, Inc.	3,300	116,688
Comerica, Inc.	2,424	176,079
Fifth Third Bancorp	1,621	45,226
The Goldman Sachs Group, Inc.	1,058	216,467
Huntington Bancshares, Inc.	1,110	15,340
JP Morgan Chase & Co.	9,575	1,070,485
KeyCorp	2,272	40,328
M&T Bank Corp.	361	61,395
Morgan Stanley	6,096	267,066
Northern Trust Corp.	511	45,990
The PNC Financial Services Group, Inc.	545	74,818
Regions Financial Corp.	3,743	55,920
State Street Corp.	185	10,371
SunTrust Banks, Inc.	1,200	75,420
SVB Financial Group (a)	290	65,131
US Bancorp	1,129	59,160
Wells Fargo & Co.	3,064	144,988
Zions Bancorp NA	349	16,047
		4,033,474
Diversified Financial Services — 2.5%
Alliance Data Systems Corp.	200	28,026
American Express Co.	818	100,974
Ameriprise Financial, Inc.	1,085	157,499
BlackRock, Inc.	200	93,860
Capital One Financial Corp.	1,275	115,694
The Charles Schwab Corp.	3,022	121,454
CME Group, Inc.	5	971
Discover Financial Services	2,395	185,828
E*TRADE Financial Corp.	4,193	187,008
Franklin Resources, Inc.	3,848	133,910
Intercontinental Exchange, Inc.	310	26,641
Invesco Ltd.	5,923	121,185
Jefferies Financial Group, Inc.	36	692
Mastercard, Inc. Class A	2,630	695,714
Nasdaq, Inc.	22	2,116

	Number of Shares	Value
Raymond James Financial, Inc.	1,200	$101,460
Synchrony Financial	4,100	142,147
T. Rowe Price Group, Inc.	686	75,261
Visa, Inc. Class A	4,410	765,355
The Western Union Co.	107	2,128
		3,057,923
Insurance — 2.1%
Aflac, Inc.	1,990	109,072
The Allstate Corp.	586	59,590
American International Group, Inc.	3,211	171,082
Aon PLC	456	87,999
Assurant, Inc.	30	3,191
Berkshire Hathaway, Inc. Class B (a)	3,733	795,764
Chubb Ltd.	174	25,628
Cincinnati Financial Corp.	334	34,626
Everest Re Group Ltd.	450	111,231
The Hartford Financial Services Group, Inc.	790	44,019
Lincoln National Corp.	2,458	158,418
Loews Corp.	1,934	105,732
Marsh & McLennan Cos., Inc.	230	22,943
MetLife, Inc.	4,729	234,889
Principal Financial Group, Inc.	1,235	71,531
The Progressive Corp.	2,834	226,522
Prudential Financial, Inc.	1,795	181,295
Torchmark Corp.	480	42,941
The Travelers Cos., Inc.	797	119,167
Unum Group	1,535	51,499
		2,657,139
Real Estate — 0.0%
CBRE Group, Inc. Class A (a)	1,098	56,328
Real Estate Investment Trusts (REITS) — 1.2%
Alexandria Real Estate Equities, Inc.	360	50,792
American Tower Corp.	428	87,505
Apartment Investment & Management Co. Class A	63	3,157
AvalonBay Communities, Inc.	54	10,972
Boston Properties, Inc.	527	67,983
Crown Castle International Corp.	210	27,373
Digital Realty Trust, Inc.	50	5,889
Duke Realty Corp.	1,400	44,254
Equinix, Inc.	20	10,086
Equity Residential	1,201	91,180
Essex Property Trust, Inc.	30	8,758
Extra Space Storage, Inc.	800	84,880
Federal Realty Investment Trust	10	1,288
HCP, Inc.	676	21,618
Host Hotels & Resorts, Inc.	6,030	109,867
Iron Mountain, Inc.	73	2,285
Kimco Realty Corp.	6,710	124,001
The Macerich Co.	1,300	43,537

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mid-America Apartment Communities, Inc.	300	$35,328
Prologis, Inc.	1,716	137,452
Public Storage	427	101,698
Realty Income Corp.	1,000	68,970
Regency Centers Corp.	500	33,370
Simon Property Group, Inc.	1,074	171,582
SL Green Realty Corp.	410	32,952
Ventas, Inc.	1,136	77,646
Vornado Realty Trust	265	16,986
Welltower, Inc.	274	22,339
Weyerhaeuser Co.	93	2,450
		1,496,198
Savings & Loans — 0.0%
People’s United Financial, Inc.	1,159	19,448
		11,320,510
Industrial — 3.6%
Aerospace & Defense — 0.7%
Arconic, Inc.	4,915	126,905
The Boeing Co.	536	195,110
General Dynamics Corp.	88	16,000
L3 Harris Technologies, Inc.	484	91,539
L3 Technologies, Inc.	194	47,563
Lockheed Martin Corp.	621	225,758
Northrop Grumman Corp.	53	17,125
Raytheon Co.	456	79,289
United Technologies Corp.	294	38,279
		837,568
Building Materials — 0.1%
Johnson Controls International PLC	426	17,598
Masco Corp.	2,794	109,637
Vulcan Materials Co.	8	1,098
		128,333
Electrical Components & Equipment — 0.0%
AMETEK, Inc.	400	36,336
Emerson Electric Co.	43	2,869
		39,205
Electronics — 0.8%
Agilent Technologies, Inc.	173	12,918
Allegion PLC	300	33,165
Amphenol Corp. Class A	72	6,908
FLIR Systems, Inc.	435	23,533
Fortive Corp.	836	68,151
Garmin Ltd.	400	31,920
Honeywell International, Inc.	2,775	484,487
Keysight Technologies, Inc. (a)	600	53,886
Mettler-Toledo International, Inc. (a)	100	84,000
PerkinElmer, Inc.	24	2,312
TE Connectivity Ltd.	1,100	105,358

	Number of Shares	Value
Waters Corp. (a)	300	$64,572
		971,210
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	124	10,464
Environmental Controls — 0.2%
Pentair PLC	400	14,880
Republic Services, Inc.	87	7,538
Waste Management, Inc.	1,305	150,558
		172,976
Hand & Machine Tools — 0.1%
Snap-on, Inc.	165	27,331
Stanley Black & Decker, Inc.	332	48,010
		75,341
Machinery – Diversified — 0.1%
Cummins, Inc.	773	132,446
Deere & Co.	1	166
		132,612
Machinery – Construction & Mining — 0.0%
Caterpillar, Inc.	270	36,798
Machinery – Diversified — 0.2%
Dover Corp.	1,403	140,580
Flowserve Corp.	291	15,333
Rockwell Automation, Inc.	236	38,664
Roper Technologies, Inc.	184	67,392
Xylem, Inc.	1	84
		262,053
Miscellaneous – Manufacturing — 0.5%
3M Co.	1,425	247,010
Eaton Corp. PLC	1,082	90,109
General Electric Co.	86	903
Illinois Tool Works, Inc.	990	149,302
Ingersoll-Rand PLC	690	87,402
Parker-Hannifin Corp.	320	54,403
Textron, Inc.	485	25,724
		654,853
Packaging & Containers — 0.1%
Ball Corp.	40	2,800
Packaging Corp. of America	410	39,081
Sealed Air Corp.	47	2,011
WestRock Co.	1,105	40,299
		84,191
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	600	134,844
Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	254	21,425
CSX Corp.	2,673	206,810
Expeditors International of Washington, Inc.	84	6,372

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FedEx Corp.	6	$985
Norfolk Southern Corp.	1,213	241,787
Union Pacific Corp.	1,810	306,089
United Parcel Service, Inc. Class B	795	82,100
		865,568
		4,406,016
Technology — 9.1%
Computers — 3.0%
Accenture PLC Class A	1,700	314,109
Apple, Inc.	12,656	2,504,875
Cognizant Technology Solutions Corp. Class A	418	26,497
DXC Technology Co.	1,145	63,147
Fortinet, Inc. (a)	1,000	76,830
Hewlett Packard Enterprise Co.	7,163	107,087
HP, Inc.	6,163	128,129
International Business Machines Corp.	2,290	315,791
NetApp, Inc.	1,309	80,765
Seagate Technology PLC	2,200	103,664
Western Digital Corp.	1,120	53,256
		3,774,150
Office & Business Equipment — 0.2%
Xerox Corp.	5,443	192,737
Semiconductors — 1.8%
Analog Devices, Inc.	217	24,493
Applied Materials, Inc.	2,167	97,320
Broadcom, Inc.	854	245,832
Intel Corp.	7,711	369,126
KLA-Tencor Corp.	308	36,406
Lam Research Corp.	863	162,106
Maxim Integrated Products, Inc.	900	53,838
Microchip Technology, Inc.	24	2,081
Micron Technology, Inc. (a)	4,433	171,069
NVIDIA Corp.	265	43,521
QUALCOMM, Inc.	4,588	349,009
Skyworks Solutions, Inc.	190	14,681
Texas Instruments, Inc.	5,305	608,802
Xilinx, Inc.	561	66,153
		2,244,437
Software — 4.1%
Activision Blizzard, Inc.	100	4,720
Adobe, Inc. (a)	675	198,889
Akamai Technologies, Inc. (a)	310	24,843
Autodesk, Inc. (a)	407	66,300
Broadridge Financial Solutions, Inc.	100	12,768
Cadence Design Systems, Inc. (a)	1,400	99,134
Cerner Corp.	2,200	161,260
Citrix Systems, Inc.	695	68,207
Electronic Arts, Inc. (a)	436	44,149
Fidelity National Information Services, Inc.	150	18,402

	Number of Shares	Value
Fiserv, Inc. (a)	588	$53,602
Intuit, Inc.	859	224,483
Microsoft Corp.	22,961	3,075,856
MSCI, Inc.	230	54,922
Oracle Corp.	12,488	711,441
Paychex, Inc.	813	66,902
Red Hat, Inc. (a)	574	107,774
salesforce.com, Inc. (a)	220	33,381
Synopsys, Inc. (a)	360	46,328
		5,073,361
		11,284,685
Utilities — 1.4%
Electric — 1.4%
AES Corp.	7,577	126,991
Alliant Energy Corp.	700	34,356
Ameren Corp.	1,072	80,518
American Electric Power Co., Inc.	1,096	96,459
CenterPoint Energy, Inc.	635	18,180
CMS Energy Corp.	1,110	64,280
Consolidated Edison, Inc.	909	79,701
Dominion Energy, Inc.	410	31,701
DTE Energy Co.	452	57,802
Duke Energy Corp.	2,186	192,893
Edison International	134	9,033
Entergy Corp.	711	73,183
Evergy, Inc.	700	42,105
Eversource Energy	1,022	77,427
Exelon Corp.	2,923	140,129
FirstEnergy Corp.	666	28,511
NextEra Energy, Inc.	26	5,326
NRG Energy, Inc.	1,120	39,334
Pinnacle West Capital Corp.	250	23,522
PPL Corp.	4,484	139,049
Public Service Enterprise Group, Inc.	1,209	71,113
Sempra Energy	652	89,611
The Southern Co.	2,634	145,608
WEC Energy Group, Inc.	364	30,347
Xcel Energy, Inc.	1,145	68,116
		1,765,295
Gas — 0.0%
NiSource, Inc.	172	4,954
		1,770,249

TOTAL COMMON STOCK (Cost $56,094,085)		61,144,792

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN 0/ /0	5,000	$128,200

TOTAL PREFERRED STOCK (Cost $125,000)		128,200

TOTAL EQUITIES (Cost $56,219,085)		61,272,992

	Principal Amount
BONDS & NOTES — 38.2%
CORPORATE DEBT — 13.9%
Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	$15,000	19,894
Agriculture — 0.3%
BAT Capital Corp. 3.222% 8/15/24	50,000	50,328
4.390% 8/15/37	30,000	28,428
Bunge Ltd. Finance Corp. 3.250% 8/15/26	106,000	102,474
4.350% 3/15/24	85,000	88,673
Reynolds American, Inc. 5.850% 8/15/45	55,000	59,236
		329,139
Airlines — 0.3%
American Airlines Group, Inc. 5.500% 10/01/19 (c)	202,000	202,909
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	9,108	9,298
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	67,837	70,923
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	14,498	15,042
WestJet Airlines Ltd. 3.500% 6/16/21 (c)	22,000	22,123
		320,295
Auto Manufacturers — 0.5%
Ford Motor Co. 4.346% 12/08/26 (b)	50,000	50,418
5.291% 12/08/46	15,000	13,952
Ford Motor Credit Co. LLC 3.810% 1/09/24	200,000	199,923

	Principal Amount	Value
General Motors Co. 4.200% 10/01/27	$30,000	$30,210
5.150% 4/01/38	20,000	19,714
General Motors Financial Co., Inc. 3.500% 11/07/24	150,000	149,705
3.550% 4/09/21	25,000	25,364
4.150% 6/19/23	78,000	80,340
4.200% 11/06/21	52,000	53,544
		623,170
Banks — 1.6%
Bank of America Corp. 4.183% 11/25/27	110,000	116,532
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	25,000	27,221
4.750% 4/21/45	70,000	80,309
7.750% 5/14/38	20,000	29,517
Bank of Montreal 3.803% VRN 12/15/32 (d)	60,000	60,847
The Bank of Nova Scotia 4.500% 12/16/25	40,000	43,061
4.650% VRN 12/31/99 (d) (e)	125,000	119,589
Barclays Bank PLC 10.179% 6/12/21 (c)	80,000	90,548
CIT Group, Inc. 4.750% 2/16/24	65,000	69,058
Citigroup, Inc. 5.500% 9/13/25	60,000	67,962
5.875% 1/30/42	20,000	26,407
8.125% 7/15/39	15,000	23,994
Credit Suisse Group AG 4.282% 1/09/28 (c)	250,000	263,921
First Republic Bank 4.375% 8/01/46	250,000	258,815
Fulton Financial Corp. 3.600% 3/16/22	45,000	45,596
The Goldman Sachs Group, Inc. 4.250% 10/21/25	35,000	37,113
5.950% 1/15/27	80,000	93,762
6.750% 10/01/37	35,000	45,778
JP Morgan Chase & Co. 5.600% 7/15/41	45,000	58,437
Morgan Stanley 4.350% 9/08/26	135,000	144,764
5.000% 11/24/25	40,000	44,283
SVB Financial Group 3.500% 1/29/25	85,000	86,721
Valley National Bancorp 5.125% 9/27/23	50,000	53,172
Wells Fargo & Co. 5.375% 11/02/43	14,000	17,051
5.606% 1/15/44	15,000	18,745
		1,923,203

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	$170,000	$189,284
Molson Coors Brewing Co. 4.200% 7/15/46	39,000	37,231
5.000% 5/01/42	5,000	5,278
		231,793
Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	15,000	17,244
Celgene Corp. 3.450% 11/15/27	45,000	46,911
4.350% 11/15/47	30,000	33,116
		97,271
Building Materials — 0.3%
CRH America Finance, Inc. 3.950% 4/04/28 (c)	200,000	204,480
Standard Industries, Inc. 5.000% 2/15/27 (c)	156,000	157,950
5.375% 11/15/24 (c)	38,000	39,330
5.500% 2/15/23 (c)	32,000	32,880
		434,640
Chemicals — 0.4%
Ashland, Inc. 6.875% 5/15/43	11,000	11,853
DuPont de Nemours, Inc. 5.319% 11/15/38	55,000	64,580
Huntsman International LLC 5.125% 11/15/22	30,000	31,718
Incitec Pivot Finance LLC 6.000% 12/10/19 (c)	30,000	30,398
The Sherwin-Williams Co. 4.500% 6/01/47	20,000	21,332
Syngenta Finance NV 3.698% 4/24/20 (c)	200,000	201,400
Yara International ASA 4.750% 6/01/28 (c)	132,000	142,298
		503,579
Computers — 0.3%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (c)	68,000	75,016
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	65,000	65,504
Leidos Holdings, Inc. 4.450% 12/01/20	200,000	203,588
		344,108

	Principal Amount	Value
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.875% 1/23/28	$150,000	$150,583
4.500% 5/15/21	105,000	108,276
Affiliated Managers Group, Inc. 3.500% 8/01/25	27,000	27,748
Aircastle Ltd. 4.400% 9/25/23	25,000	25,964
5.000% 4/01/23	100,000	105,799
Ally Financial, Inc. 4.125% 2/13/22	65,000	66,625
Antares Holdings LP 6.000% 8/15/23 (c)	250,000	254,106
Ares Finance Co. LLC 4.000% 10/08/24 (c)	85,000	84,401
Brookfield Finance, Inc. 4.850% 3/29/29	75,000	82,030
International Lease Finance Corp. 5.875% 8/15/22	65,000	70,807
Lazard Group LLC 3.625% 3/01/27	34,000	34,368
4.500% 9/19/28	60,000	63,901
Legg Mason, Inc. 5.625% 1/15/44	35,000	38,135
Synchrony Financial 4.375% 3/19/24	120,000	125,657
		1,238,400
Electric — 1.0%
Avangrid, Inc. 3.800% 6/01/29	75,000	78,490
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (c)	25,000	25,382
CMS Energy Corp. 4.700% 3/31/43	25,000	27,524
4.875% 3/01/44	180,000	206,782
Duke Energy Corp. 3.750% 9/01/46	35,000	34,124
Entergy Louisiana LLC 4.950% 1/15/45	40,000	42,294
IPALCO Enterprises, Inc. 3.450% 7/15/20	115,000	115,695
3.700% 9/01/24	25,000	25,879
Israel Electric Corp. Ltd. 4.250% 8/14/28 (c)	200,000	207,952
Metropolitan Edison Co. 4.300% 1/15/29 (c)	56,000	61,050
Nevada Power Co., Series N, 6.650% 4/01/36	20,000	27,358
Pennsylvania Electric Co. 4.150% 4/15/25 (c)	70,000	73,342
Puget Energy, Inc. 3.650% 5/15/25	5,000	5,119

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Southwestern Electric Power Co. 6.200% 3/15/40	$100,000	$128,303
Xcel Energy, Inc. 6.500% 7/01/36	110,000	144,363
		1,203,657
Electronics — 0.2%
The ADT Security Corp. 6.250% 10/15/21	140,000	148,050
Arrow Electronics, Inc. 3.250% 9/08/24	75,000	74,294
3.875% 1/12/28	25,000	24,790
		247,134
Foods — 0.1%
Ingredion, Inc. 3.200% 10/01/26	27,000	26,791
Mars, Inc. 3.950% 4/01/49 (c)	75,000	80,696
		107,487
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	35,000	35,262
Gas — 0.0%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	35,000	42,978
Health Care – Products — 0.1%
Becton Dickinson and Co. 4.685% 12/15/44	25,000	27,733
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	35,000	35,301
		63,034
Health Care – Services — 0.1%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	25,000	27,188
HCA, Inc. 4.750% 5/01/23	70,000	74,928
Humana, Inc. 4.800% 3/15/47	25,000	27,133
		129,249
Home Builders — 0.1%
Lennar Corp. 4.500% 11/15/19	100,000	100,375
4.750% 5/30/25	30,000	31,763
PulteGroup, Inc. 5.000% 1/15/27	40,000	41,892
		174,030
Housewares — 0.1%
Newell Brands, Inc. 3.850% 4/01/23	135,000	136,982

	Principal Amount	Value
Insurance — 1.4%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	$175,000	$183,437
American International Group, Inc. 3.900% 4/01/26	100,000	104,660
4.200% 4/01/28	90,000	96,188
4.500% 7/16/44	25,000	26,427
4.750% 4/01/48	15,000	16,557
5.750% VRN 4/01/48 (d)	115,000	118,245
AmTrust Financial Services, Inc. 6.125% 8/15/23 (b)	75,000	74,301
Arch Capital Finance LLC 5.031% 12/15/46	30,000	35,815
Athene Holding Ltd. 4.125% 1/12/28	240,000	241,964
AXA Equitable Holdings, Inc. 4.350% 4/20/28	40,000	42,065
AXIS Specialty Finance LLC 3.900% 7/15/29	55,000	56,042
AXIS Specialty Finance PLC 4.000% 12/06/27	60,000	61,558
Brown & Brown, Inc. 4.200% 9/15/24	42,000	44,359
CNA Financial Corp. 3.900% 5/01/29	30,000	31,548
CNO Financial Group, Inc. 5.250% 5/30/25	72,000	77,580
Enstar Group Ltd. 4.500% 3/10/22	70,000	71,701
Principal Financial Group, Inc. 3.700% 5/15/29	15,000	15,679
The Progressive Corp. 5.375% VRN 12/31/99 (d) (e)	25,000	25,515
Prudential Financial, Inc. 5.700% VRN 9/15/48 (d)	65,000	69,840
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	25,000	26,462
Reinsurance Group of America, Inc. 3.900% 5/15/29	60,000	62,283
USF&G Capital I 8.500% 12/15/45 (c)	35,000	51,905
Voya Financial, Inc. 4.700% VRN 1/23/48	25,000	22,813
Willis North America, Inc. 4.500% 9/15/28	65,000	69,956
7.000% 9/29/19	21,000	21,207
XLIT Ltd. 4.450% 3/31/25	89,000	96,141
		1,744,248
Internet — 0.1%
Amazon.com, Inc. 4.050% 8/22/47	70,000	79,480

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.4%
Ares Capital Corp. 3.500% 2/10/23	$175,000	$174,144
BlackRock TCP Capital Corp. 4.125% 8/11/22	70,000	70,544
FS KKR Capital Corp. 4.000% 7/15/19	90,000	90,017
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	105,000	107,494
		442,199
Iron & Steel — 0.2%
ArcelorMittal 5.125% 6/01/20 (b)	80,000	81,841
Vale Overseas Ltd. 5.875% 6/10/21	75,000	78,751
6.875% 11/21/36	35,000	42,044
		202,636
Lodging — 0.0%
MGM Resorts International 6.625% 12/15/21	54,000	58,320
Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.875% 10/15/21	95,000	96,852
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (c)	30,000	31,061
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	35,000	41,241
Comcast Corp. 3.400% 7/15/46	45,000	43,149
Discovery Communications LLC 3.950% 3/20/28	45,000	46,325
5.000% 9/20/37	25,000	26,114
Grupo Televisa SAB 6.625% 3/18/25	100,000	115,324
Time Warner Cable, Inc. 6.750% 6/15/39	30,000	34,801
		338,015
Mining — 0.2%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (c)	23,000	23,773
Glencore Funding LLC 3.875% 10/27/27 (b) (c)	25,000	24,936
4.625% 4/29/24 (c)	85,000	89,737
Kinross Gold Corp. 4.500% 7/15/27	31,000	31,310

	Principal Amount	Value
5.125% 9/01/21	$135,000	$139,050
		308,806
Miscellaneous – Manufacturing — 0.0%
General Electric Co. 4.125% 10/09/42	60,000	55,262
Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 3.875% STEP 9/15/20	20,000	19,969
3.875% STEP 10/01/21	80,000	78,400
		98,369
Oil & Gas — 1.1%
Anadarko Petroleum Corp. 6.600% 3/15/46	81,000	105,481
Antero Resources Corp. 5.375% 11/01/21	223,000	220,213
Cenovus Energy, Inc. 3.000% 8/15/22	30,000	30,131
4.250% 4/15/27 (b)	50,000	51,794
6.750% 11/15/39	15,000	17,926
Diamondback Energy, Inc. 4.750% 11/01/24 (c)	58,000	59,668
Encana Corp. 6.500% 2/01/38	15,000	18,370
EQT Corp. 3.000% 10/01/22	65,000	64,496
3.900% 10/01/27	195,000	185,139
Helmerich & Payne, Inc. 4.650% 3/15/25	45,000	47,640
Marathon Petroleum Corp. 4.500% 4/01/48	10,000	10,049
6.500% 3/01/41	35,000	43,703
Newfield Exploration Co. 5.375% 1/01/26	110,000	120,535
5.625% 7/01/24	40,000	44,228
5.750% 1/30/22	66,000	70,640
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	25,000	25,938
Petroleos Mexicanos 3.500% 1/30/23	20,000	18,978
4.625% 9/21/23	10,000	9,825
5.350% 2/12/28	30,000	27,303
5.500% 1/21/21	110,000	111,265
6.375% 1/23/45	15,000	12,900
6.500% 3/13/27	10,000	9,874
6.625% 6/15/38	5,000	4,456
		1,310,552
Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.950% 12/01/42	60,000	51,983
Patterson-UTI Energy, Inc. 3.950% 2/01/28	72,000	71,015
		122,998

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.1%
Amcor Finance USA, Inc. 3.625% 4/28/26 (c)	$95,000	$96,929
Pharmaceuticals — 0.7%
AbbVie, Inc. 4.700% 5/14/45	75,000	76,351
Bayer US Finance II LLC 4.400% 7/15/44 (c)	130,000	121,272
CVS Health Corp. 4.300% 3/25/28	45,000	47,452
5.050% 3/25/48	70,000	74,558
6.125% 9/15/39	10,000	11,550
CVS Pass-Through Trust 5.926% 1/10/34 (c)	47,629	54,130
Express Scripts Holding Co. 4.800% 7/15/46	30,000	31,884
McKesson Corp. 4.883% 3/15/44	10,000	10,658
6.000% 3/01/41	30,000	35,827
Mylan, Inc. 3.125% 1/15/23 (c)	100,000	97,179
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	30,000	29,738
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	13,000	12,961
2.200% 7/21/21	224,000	212,520
4.100% 10/01/46	15,000	10,199
		826,279
Pipelines — 0.9%
Andeavor Logistics LP 6.875% VRN 12/31/99 (d) (e)	90,000	89,759
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	19,000	19,475
Energy Transfer Operating LP 4.200% 4/15/27	30,000	31,176
5.875% 1/15/24	30,000	33,395
6.125% 12/15/45	40,000	45,321
6.250% VRN 12/31/99 (d) (e)	95,000	88,350
7.500% 10/15/20	75,000	79,553
EnLink Midstream Partners LP 4.150% 6/01/25	125,000	122,500
4.850% 7/15/26	24,000	24,180
Enterprise Products Operating LLC 5.250% VRN 8/16/77 (d)	45,000	43,000
5.375% VRN 2/15/78 (d)	30,000	27,900
EQM Midstream Partners LP 4.750% 7/15/23	70,000	72,790
Kinder Morgan Energy Partners LP 6.375% 3/01/41	10,000	12,081
6.500% 2/01/37	25,000	30,021

	Principal Amount	Value
6.550% 9/15/40	$15,000	$18,567
6.950% 1/15/38	5,000	6,411
MPLX LP 4.500% 4/15/38	30,000	30,288
5.200% 3/01/47	5,000	5,374
Plains All American Pipeline LP 6.125% VRN 12/31/99 (d) (e)	105,000	100,013
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	80,000	85,159
4.700% 6/15/44	25,000	24,088
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	30,000	30,908
5.300% 4/01/44	25,000	25,720
Western Gas Partners LP 4.000% 7/01/22	85,000	86,105
Western Midstream Operating LP 4.500% 3/01/28	15,000	14,976
		1,147,110
Private Equity — 0.1%
Hercules Capital, Inc. 4.625% 10/23/22	70,000	68,864
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (c) (f)	50,000	51,314
		120,178
Real Estate Investment Trusts (REITS) — 0.5%
American Tower Trust #1 3.652% 3/15/48 (c)	50,000	52,300
Crown Castle International Corp. 5.200% 2/15/49	26,000	29,910
Healthcare Trust of America Holdings LP 3.500% 8/01/26	40,000	40,412
Host Hotels & Resorts LP 3.875% 4/01/24	45,000	46,286
Mid-America Apartments LP 3.600% 6/01/27	75,000	77,418
SBA Tower Trust 2.877% 7/15/46 (c)	40,000	40,073
3.168% 4/09/47 (c)	90,000	90,680
Spirit Realty LP 4.000% 7/15/29	35,000	35,313
STORE Capital Corp. 4.625% 3/15/29	50,000	53,216
UDR, Inc. 3.200% 1/15/30 (f)	35,000	34,849
VEREIT Operating Partnership LP 4.625% 11/01/25	85,000	91,533
Weingarten Realty Investors 3.250% 8/15/26	15,000	14,599
		606,589

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.2%
Dollar Tree, Inc. 3.700% 5/15/23	$50,000	$51,625
4.000% 5/15/25	50,000	52,120
4.200% 5/15/28	45,000	46,603
The Home Depot, Inc. 5.950% 4/01/41	30,000	40,673
O’Reilly Automotive, Inc. 3.900% 6/01/29	105,000	110,112
		301,133
Semiconductors — 0.0%
Microchip Technology, Inc. 3.922% 6/01/21	25,000	25,449
Software — 0.1%
Fiserv, Inc. 3.500% 7/01/29	45,000	46,255
Microsoft Corp. 4.450% 11/03/45	89,000	106,733
		152,988
Telecommunications — 0.4%
AT&T, Inc. 4.750% 5/15/46	90,000	95,041
5.250% 3/01/37	35,000	39,280
6.250% 3/29/41	5,000	6,112
CenturyLink, Inc. 6.150% 9/15/19	30,000	30,135
Crown Castle Towers LLC 4.241% 7/15/48 (c)	40,000	43,004
Sprint Communications, Inc. 9.250% 4/15/22	65,000	75,075
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	145,000	149,836
Verizon Communications, Inc. 6.550% 9/15/43	34,000	46,973
		485,456
Transportation — 0.0%
CSX Corp. 4.750% 11/15/48	20,000	23,265
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (c)	20,000	20,402
		43,667
Trucking & Leasing — 0.2%
DAE Funding LLC 4.000% 8/01/20 (c)	25,000	25,000
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (c)	50,000	51,608
5.250% 8/15/22 (c)	190,000	200,602
5.500% 2/15/24 (c)	25,000	26,949
		304,159

TOTAL CORPORATE DEBT (Cost $16,404,242)		17,172,979

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	$150,000	$176,238
State of California BAB 7.550% 4/01/39	120,000	189,974
7.600% 11/01/40	10,000	16,227
		382,439

TOTAL MUNICIPAL OBLIGATIONS (Cost $335,822)		382,439

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.8%
Automobile ABS — 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (c)	100,000	101,693
First Investors Auto Owner Trust, Series 2016-2A, Class B 2.210% 7/15/22 (c)	80,000	79,779
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.290% 2/25/24 (c)	150,000	152,715
Series 2019-2A, Class B, 3.670% 5/25/25 (c)	170,000	173,477
Hertz Vehicle Financing LLC, Series 2018-3A, Class A 4.030% 7/25/24 (c)	250,000	261,526
		769,190
Commercial MBS — 1.4%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.249% VRN 7/05/40 (c) (d)	190,000	203,654
BANK Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	29,000	31,133
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	34,435
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	24,330	26,515
BBCMS Mortgage Trust, Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (c) (d)	100,000	107,641
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 3.644% FRN 7/15/35 (c) (d)	150,000	150,050
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.894% FRN 7/15/35 (c) (d)	100,000	99,997

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BX Commercial Mortgage Trust, Series 2018-IND, Class B, 1 mo. USD LIBOR + .900% 3.294% FRN 11/15/35 (c) (d)	$81,212	$81,185
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C, 4.342% VRN 10/12/50 (d)	70,000	72,317
Commercial Mortgage Pass-Through Certificates Series 2013-GAM, Class A1, 1.705% 2/10/28 (c)	32,644	32,403
Series 2012-CR4, Class B, 3.703% 10/15/45 (c)	35,000	33,543
Series 2015-CR23, Class C, 4.393% VRN 5/10/48 (d)	35,000	36,000
Series 2014-UBS5, Class B, 4.514% VRN 9/10/47 (d)	50,000	53,028
Series 2014-LC17, Class C, 4.700% VRN 10/10/47 (d)	100,000	104,342
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.830% VRN 7/10/38 (d)	24,455	24,646
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS 3.056% 8/15/49	140,000	140,796
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class C, 4.324% VRN 10/15/50 (d)	100,000	105,168
Morgan Stanley Capital I Trust Series 2019-L2, Class AS, 4.272% 3/15/52	100,000	109,803
Series 2018-H3, Class B, 4.620% 7/15/51	20,000	21,858
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (c) (d)	100,000	102,710
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.483% VRN 8/15/39	2,036	2,044
Wells Fargo Commercial Mortgage Trust Series 2018-C45, Class AS, 4.405% VRN 6/15/51	30,000	32,991
Series 2018-C45, Class B, 4.556% 6/15/51	10,000	11,082
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class B, 4.311% 8/15/45	40,000	41,736
Series 2011-C3, Class B, 4.740% 3/15/44 (c)	50,000	51,416
		1,710,493

	Principal Amount	Value
Other ABS — 4.9%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (c)	$114,083	$116,632
AASET Trust, Series 2017-1A, Class A 3.967% 5/16/42 (c)	161,119	162,967
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (c)	99,165	105,508
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (c)	50,000	50,192
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (c)	67,550	71,302
Ascentium Equipment Receivables Trust, Series 2018-2A, Class D 4.150% 7/10/24 (c)	71,000	73,392
BlueMountain CLO XXV Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800% FRN 7/15/32 (c)	250,000	250,000
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (c)	3,305	3,305
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (c)	1,760	1,757
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (c)	49,164	49,119
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.864% FRN 9/25/34	2,196	2,102
DB Master Finance LLC Series 2019-1A, Class A2II, 4.021% 5/20/49 (c)	75,000	77,359
Series 2019-1A, Class A23, 4.352% 5/20/49 (c)	67,000	69,536
Diamond Resorts Owner Trust, Series 2016-1, Class A 3.080% 11/20/28 (c)	44,217	44,478
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II 4.474% 10/25/45 (c)	106,700	111,150
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 4.347% FRN 10/15/30 (c) (d)	250,000	249,156
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A 2.730% 4/25/28 (c)	38,923	38,842

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3.995% FRN 4/20/31 (c) (d)	$250,000	$249,983
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725% 4.129% FRN 1/25/35	80,000	80,712
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (c)	66,092	67,361
Series 2017-1A, Class A, 3.740% 10/15/52 (c)	108,945	112,699
Series 2019-1A, Class A, 3.860% 10/15/54 (c)	145,363	151,740
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 3.049% FRN 4/25/35	1,113	1,109
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (c)	90,126	94,521
Hero Funding Trust Series 2016-4A, Class A1, 3.570% 9/20/47 (c)	77,495	80,471
Series 2018-1A, Class A2, 4.670% 9/20/48 (c)	94,078	99,097
Highbridge Loan Management Ltd., Series 13A-18, Class C 4.586% 10/15/30 (c) (d)	250,000	244,748
Hilton Grand Vacations Trust, Series 2013-A, Class A 2.280% 1/25/26 (c)	9,977	9,971
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class B 5.430% 8/15/62 (c)	200,000	219,293
JG Wentworth XLII LLC, Series 2018-2A, Class A 3.960% 10/15/75 (c)	68,385	73,040
KKR CLO Ltd., Series 24, Class A1, 3.991% FRN 4/20/32 (c) (d)	250,000	250,097
KKR Clo 24 Ltd., Series 24, Class C, 5.331% FRN 4/20/32 (c) (d)	250,000	250,110
Mariner Finance Issuance Trust, Series 2017-BA, Class A 2.920% 12/20/29 (c)	100,000	100,115
MP CLO III Ltd., Series 2013-1A, Class AR, 3.842% FRN 10/20/30 (c) (d)	250,000	249,084
New Residential Advance Receivables Trust, Series 2017-T1, Class DT1 4.002% 2/15/51 (c)	150,000	151,316
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 2.833% 10/15/51 (c)	320,000	322,371

	Principal Amount	Value
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.610% 3/08/29 (c)	$24,948	$25,361
Series 2016-A, Class B, 2.910% 3/08/29 (c)	20,790	21,259
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (c)	27,822	28,065
Rockford Tower CLO Ltd., Series 2019-1A, Class B1, 4.667% FRN 4/20/32 (c) (d)	300,000	299,948
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (c)	100,000	103,259
Sierra Timeshare 2018-3 Receivables Funding LLC, Series 2018-3A, Class C 4.170% 9/20/35 (c)	183,539	186,799
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class B 3.080% 9/20/32 (c)	16,068	16,145
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (c)	39,800	42,375
Series 2016-1A, Class A23, 4.970% 5/25/46 (c)	220,500	228,338
Textainer Marine Containers V Ltd. Series 2017-2A, Class A, 3.520% 6/20/42 (c)	125,973	126,654
Series 2017-1A, Class A, 3.720% 5/20/42 (c)	80,400	81,564
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A 4.110% 7/20/43 (c)	93,400	94,373
Trinity Rail Leasing LLC, Series 2019-1A, Class A 3.820% 4/17/49 (c)	159,482	163,807
Trinity Rail Leasing LP, Series 2018-1A, Class A2 4.620% 6/17/48 (c)	230,000	243,184
Welk Resorts LLC, Series 2015-AA, Class A 2.790% 6/16/31 (c)	14,429	14,298
Wendy’s Funding LLC, Series 2015-1A, Class A23 4.497% 6/15/45 (c)	72,188	76,353
		6,036,417
Student Loans ABS — 4.5%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 7/25/58 (c)	100,000	93,993
AccessLex Institute Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	100,000	98,600

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.310% FRN 7/01/38	$4,333	$4,282
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN 1/25/47	35,000	27,896
Commonbond Student Loan Trust, Series 2017-AGS, Class B 3.470% 5/25/41 (c)	115,002	116,391
DRB Prime Student Loan Trust Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.304% FRN 10/25/44 (c)	62,588	63,202
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.404% FRN 4/25/40 (c)	17,881	18,186
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.454% FRN 2/26/35 (c)	19,064	19,290
ECMC Group Student Loan Trust Series 2018-2A, Class A, 3.204% FRN 9/25/68 (c) (d)	93,774	92,694
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.604% FRN 12/27/66 (c)	70,855	71,159
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.754% FRN 7/26/66 (c)	85,394	86,081
EdLinc Student Loan Funding Trust Series 2017-A, Class A, 4.350% FRN 12/01/47 (c) (d)	72,072	72,424
Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240% 6.644% FRN 11/26/40 (c)	65,000	75,937
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS FRN 8/01/43 (c)	50,000	46,505
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 3.190% FRN 12/01/31	47,559	46,535
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950% 3.471% FRN 2/25/42	26,724	26,735
Navient Student Loan Trust Series 2015-2, Class A3, 1 mo. USD LIBOR + .570% 2.974% FRN 11/26/40	235,000	232,584
Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 3.104% FRN 2/25/70 (c)	66,857	66,773

	Principal Amount	Value
Series 2018-3A, Class A3, 3.204% FRN 3/25/67 (c) (d)	$100,000	$99,037
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.654% FRN 6/25/65 (c)	75,253	76,098
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.704% FRN 3/25/66 (c)	210,000	213,622
Series 2018-4A, Class B, 3.704% FRN 6/27/67 (c) (d)	100,000	98,918
Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 8/25/50	150,000	149,429
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 10/25/58	40,000	40,275
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 3.904% FRN 6/25/65 (c)	200,000	205,028
Series 2019-BA, Class B, 4.040% 12/15/59 (c)	150,000	156,934
Nelnet Private Education Loan Trust Series 2016-A, Class A1B, 3.600% 12/26/40 (c)	37,713	37,966
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.154% FRN 12/26/40 (c)	37,708	37,504
Nelnet Student Loan Trust Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.443% FRN 3/23/37	69,927	68,967
Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 3.034% FRN 1/25/37 (c)	36,210	36,046
Series 2018-1A, Class A2, 3.164% FRN 5/25/66 (c) (d)	100,000	98,911
Series 2018-3A, Class A3, 3.180% 9/27/66 (c) (d)	100,000	98,504
Series 2018-5A, Class B, 3.854% FRN 2/25/67 (c) (d)	200,000	197,749
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.354% FRN 11/25/65 (c)	70,109	69,882
SLC Student Loan Trust Series 2006-1, Class A6, 3 mo. USD LIBOR + .160% 2.570% FRN 3/15/55	270,000	254,835
Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 2.718% FRN 2/15/45	43,117	40,639

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.730% FRN 3/25/44	$200,000	$193,017
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 2.760% FRN 7/25/55	244,812	229,077
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.790% FRN 10/25/40	143,924	134,110
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 2.800% FRN 1/25/41	60,923	56,877
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.800% FRN 3/25/44	53,799	50,615
Series 2006-8, Class B, 3 mo. USD LIBOR + .230% 2.810% FRN 1/25/41	100,592	93,311
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.870% FRN 1/25/44	84,434	78,934
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.890% FRN 1/25/55	47,544	44,435
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 3.060% FRN 12/15/38	93,864	89,339
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 3.080% FRN 7/25/39	44,151	41,819
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.330% FRN 1/25/40	100,000	98,715
Series 2005-5, Class A5, 3 mo. USD LIBOR + .750% 3.330% FRN 10/25/40	220,000	218,236
Series 2006-5, Class A6B, 3 mo. USD LIBOR + .750% 3.330% FRN 10/25/40	100,000	99,547
Series 2014-2, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 1/25/72	300,000	298,612
Series 2003-5, Class A9, 28 day ARS 4.480% FRN 6/15/30	50,000	50,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	50,000	50,000
SMB Private Education Loan Trust Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 0.000% FRN 6/15/37 (c)	250,000	250,022
Series 2018-C, Class A2B, 3.144% FRN 11/15/35 (c) (d)	100,000	99,602

	Principal Amount	Value
Series 2017-A, Class B, 3.500% 6/17/41 (c)	$100,000	$102,080
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 3.604% FRN 6/25/33 (c)	23,400	23,646
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050% 3.630% FRN 10/27/36	100,000	100,994
		5,642,599
WL Collateral CMO — 0.4%
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (d)	1,091	1,035
Series 2004-2, Class 1A1, 4.616% VRN 2/25/34 (d)	5,129	4,853
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (c) (d)	55,718	55,665
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.310% VRN 8/25/34 (d)	1,581	1,577
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.071% VRN 8/25/34 (d)	11,324	11,017
JP Morgan Mortgage Trust Series 2017-1, Class A11, 3.500% VRN 1/25/47 (c) (d)	82,630	82,772
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (c) (d)	123,721	125,500
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (d)	624	598
Series 2003-A4, Class IA, 4.734% VRN 7/25/33 (d)	780	760
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (c) (d)	93,768	94,982
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.554% VRN 3/25/34	5,912	5,797
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.904% FRN 4/25/44	14,804	14,746
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (c)	89,907	91,315
		490,617

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,400,129)		14,649,316

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	$100,000	$123,751
Mexico Government International Bond 4.750% 3/08/44	193,000	201,444
		325,195

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $292,980)		325,195

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 10.4%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	41,289	45,999
Series 2693, Class Z, 5.500% 10/15/33	74,855	82,453
		128,452
Pass-Through Securities — 10.1%
Federal Home Loan Mortgage Corp. Pool #G05253 5.000% 2/01/39	6,516	7,095
Pool #G00729 8.000% 6/01/27	10,663	12,063
Federal National Mortgage Association Pool #AV2325 3.500% 12/01/28	16,819	17,413
Pool #AS1304 3.500% 12/01/28	34,582	35,804
Pool #BF0196 3.500% 2/01/41	40,301	41,864
Pool #MA1356 3.500% 2/01/43	270,318	279,954
Pool #CA1073 3.500% 1/01/48	225,821	232,601
Pool #BJ0686 4.000% 4/01/48	101,447	105,776
Pool #CA1951 4.000% 7/01/48	116,627	121,567
Pool #CA2039 4.000% 7/01/48	186,900	194,363
Pool #BN5342 4.000% 3/01/49	1,315,187	1,361,539
Pool #MA3638 4.000% 4/01/49	904,627	936,580
Pool #CA1952 4.500% 6/01/48	45,264	47,685
Pool #CA1909 4.500% 6/01/48	267,360	281,138
Pool #MA3522 4.500% 11/01/48	225,364	235,816
Pool #MA3537 4.500% 12/01/48	247,119	258,580
Pool #MA3564 4.500% 1/01/49	228,243	238,847
Pool #BN5241 4.500% 2/01/49	837,030	875,131
Pool #MA3639 4.500% 4/01/49	413,996	432,776
Pool #725692 1 year CMT + 2.137% 4.501% FRN 10/01/33	6,252	6,578
Pool #888586 1 year CMT + 2.199% 4.597% FRN 10/01/34	12,778	13,451
Pool #AD6437 5.000% 6/01/40	13,580	14,717
Pool #AD6996 5.000% 7/01/40	92,447	100,189
Pool #AL8173 5.000% 2/01/44	35,588	38,446
Pool #564594 7.000% 1/01/31	6,240	7,075
Pool #253795 7.000% 5/01/31	3,500	4,012
Pool #507061 7.500% 10/01/29	514	588
Pool #527761 7.500% 2/01/30	843	898

	Principal Amount	Value
Pool #531196 7.500% 2/01/30	$698	$799
Pool #253183 7.500% 4/01/30	1,478	1,699
Pool #253265 7.500% 5/01/30	830	949
Pool #535248 8.000% 4/01/30	88	102
Pool #539460 8.000% 5/01/30	1,036	1,206
Pool #190317 8.000% 8/01/31	1,101	1,276
Federal National Mortgage Association TBA Pool #1127 3.500% 2/01/48 (f)	1,200,000	1,226,906
Pool #6447 4.000% 5/01/48 (f)	1,410,000	1,457,257
Pool #15801 4.500% 7/01/48 (f)	1,180,000	1,233,008
Government National Mortgage Association Pool #352049 7.000% 10/15/23	375	401
Government National Mortgage Association II Pool #MA5528 4.000% 10/20/48	225,000	233,090
Government National Mortgage Association II TBA(f) Pool #471 3.500% 1/01/48	2,390,000	2,468,795
		12,528,034
Whole Loans — 0.2%
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 4.854% FRN 7/25/31 (c) (d)	190,000	191,789

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $12,793,373)		12,848,275

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds & Notes — 1.5%
U.S. Treasury Bond 2.500% 5/15/46 (g)	1,265,000	1,257,726
U.S. Treasury Note 2.125% 3/31/24	650,000	660,852
		1,918,578

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,802,226)		1,918,578

TOTAL BONDS & NOTES (Cost $46,028,772)		47,296,782

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $245,589)		248,176

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

MUTUAL FUNDS — 9.0%
Diversified Financial Services — 9.0%
iShares China Large-Cap ETF (b)	2,800	$119,756
iShares MSCI Australia ETF	7,000	157,780
iShares MSCI EAFE ETF	43,430	2,854,654
iShares MSCI France ETF (b)	8,500	260,525
iShares MSCI Germany ETF (b)	7,200	201,960
iShares MSCI India ETF	13,000	458,900
iShares MSCI Italy ETF (b)	2,900	79,895
iShares MSCI Japan ETF	10,300	562,174
iShares MSCI Singapore ETF	1,150	28,405
iShares MSCI South Korea ETF	1,800	107,766
iShares MSCI Spain ETF	3,400	98,294
iShares MSCI Sweden ETF	2,100	64,764
iShares MSCI Switzerland Capped ETF	6,400	240,384
iShares MSCI Turkey Investable Market ETF (b)	1,700	40,494
iShares MSCI United Kingdom ETF	10,500	339,360
State Street Navigator Securities Lending Prime Portfolio (h)	935,325	935,325
Vanguard FTSE Developed Markets ETF	74,840	3,121,576
Vanguard FTSE Emerging Markets ETF	35,200	1,497,056

TOTAL MUTUAL FUNDS (Cost $10,210,549)		11,169,068

TOTAL LONG-TERM INVESTMENTS (Cost $112,703,995)		119,987,018

	Principal Amount
SHORT-TERM INVESTMENTS — 7.8%
Commercial Paper — 7.4%
Dowdupont, Inc. 2.608% 7/01/19 (c)	$1,000,000	999,794
Entergy Corp. 2.858% 7/12/19 (c)	800,000	799,189
Experian Finance PLC 2.593% 8/08/19 (c)	1,000,000	997,000
Fortive Corp. 2.663% 7/16/19 (c)	1,000,000	998,738
Magellan Midstream Partners LP 2.632% 7/08/19 (c)	1,000,000	999,302
Marriott International, Inc. 2.803% 7/15/19 (c)	1,000,000	998,808
NextEra Energy Capital Holdings, Inc. 2.616% 8/19/19 (c)	1,000,000	996,278

	Principal Amount	Value
Nutrien Ltd. 2.601% 7/25/19 (c)	$500,000	$499,049
Parker-hannifin Corp. 2.697% 7/02/19 (c)	900,000	899,763
Tyson Foods, Inc. 2.652% 7/01/19 (c)	1,000,000	999,791
		9,187,712
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (i)	493,646	493,646

TOTAL SHORT-TERM INVESTMENTS (Cost $9,681,845)		9,681,358

TOTAL INVESTMENTS — 104.6% (Cost $122,385,840) (j)		129,668,376

Other Assets/(Liabilities) — (4.6)%		(5,652,634)

NET ASSETS — 100.0%		$124,015,742

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $912,652 or 0.74% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $23,640,906 or 19.06% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.
(e)	Security is perpetual and has no stated maturity date.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(h)	Represents investment of security lending collateral. (Note 2).
(i)	Maturity value of $493,698. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $505,488.
(j)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Swaptions contracts

Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	790,000	$47,904	$8,410
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	870,000	58,779	17,019
									106,683	25,429
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,620,000	$71,637	$(9,351)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,740,000	69,856	(13,490)
									141,493	(22,841)
									$248,176	$2,588

Futures Contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	9/19/19	3	$378,667	$5,239
U.S. Treasury Ultra 10 Year	9/19/19	1	138,128	(3)
U.S. Treasury Ultra Bond	9/19/19	12	2,023,352	107,398
MSCI EAFE E-Mini Index	9/20/19	17	1,600,178	34,627
S&P 500 E Mini Index	9/20/19	20	2,907,999	36,201
U.S. Treasury Note 2 Year	9/30/19	18	3,848,093	25,141
U.S. Treasury Note 5 Year	9/30/19	27	3,156,826	33,393
				$241,996
Short
U.S. Treasury Long Bond	9/19/19	2	$(305,885)	$(5,303)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

OTC Credit Default Swaps-Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International	BBB-	5/11/63	USD	140,000	$(14,055)	$86	$(14,141)
CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International	BBB-	5/11/63	USD	20,000	(2,008)	(1,602)	(406)
								$(16,063)	$(1,516)	$(14,547)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.499%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/13/43	USD	100,000	$(420)	$-	$(420)

Collateral for swap agreements held by Credit Suisse International amounted to $12,176 in securities at June 30, 2019.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 85.3%
COMMON STOCK — 85.3%
Basic Materials — 3.2%
Chemicals — 2.4%
Air Products & Chemicals, Inc.	520	$117,711
Albemarle Corp.	10	704
Cabot Corp.	200	9,542
Celanese Corp.	1,070	115,346
CF Industries Holdings, Inc.	1,700	79,407
The Chemours Co.	3,600	86,400
Dow, Inc.	4,803	236,836
DuPont de Nemours, Inc.	9,103	683,362
Eastman Chemical Co.	360	28,019
Element Solutions, Inc. (a)	23,100	238,854
FMC Corp.	500	41,475
Huntsman Corp.	13,700	280,028
Linde PLC	3,710	744,968
LyondellBasell Industries NV Class A	3,700	318,681
The Mosaic Co.	200	5,006
Olin Corp.	3,000	65,730
PPG Industries, Inc.	1,320	154,057
Westlake Chemical Corp.	260	18,060
		3,224,186
Forest Products & Paper — 0.2%
Domtar Corp.	1,237	55,084
International Paper Co.	5,800	251,256
		306,340
Iron & Steel — 0.5%
Nucor Corp.	3,500	192,850
Reliance Steel & Aluminum Co.	3,100	293,322
Steel Dynamics, Inc.	4,800	144,960
United States Steel Corp. (b)	4,390	67,211
		698,343
Mining — 0.1%
Alcoa Corp. (a)	1,500	35,115
Freeport-McMoRan, Inc.	5,031	58,410
Newmont Goldcorp Corp.	1,400	53,858
Southern Copper Corp.	1,200	46,620
		194,003
		4,422,872
Communications — 7.8%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	5,200	117,468
Omnicom Group, Inc.	2,300	188,485
		305,953
Internet — 0.3%
F5 Networks, Inc. (a)	340	49,514
IAC/InterActiveCorp (a)	380	82,661

	Number of Shares	Value
Symantec Corp.	1,900	$41,344
TripAdvisor, Inc. (a)	2,900	134,241
VeriSign, Inc. (a)	490	102,489
		410,249
Media — 3.3%
CBS Corp. Class B	1,600	79,840
Charter Communications, Inc. Class A (a)	100	39,518
Comcast Corp. Class A	37,700	1,593,956
Discovery, Inc. Class A (a)	9,900	303,930
Discovery, Inc. Class C (a)	4,928	140,202
DISH Network Corp. Class A (a)	2,100	80,661
Fox Corp. Class A (a)	2,033	74,489
Fox Corp. Class B (a)	1,433	52,347
John Wiley & Sons, Inc. Class A	700	32,102
Liberty Media Corp-Liberty SiriusXM Class A (a)	2,700	102,087
Liberty Media Corp-Liberty SiriusXM Class C (a)	2,100	79,758
The New York Times Co. Class A	1,100	35,882
News Corp. Class A	2,800	37,772
Nexstar Media Group, Inc. Class A	2,040	206,040
Sinclair Broadcast Group, Inc. Class A	6,200	332,506
Tribune Media Co. Class A	4,300	198,746
Viacom, Inc. Class A (b)	1,500	51,150
Viacom, Inc. Class B	5,300	158,311
The Walt Disney Co.	5,928	827,786
		4,427,083
Telecommunications — 4.0%
AT&T, Inc.	36,436	1,220,970
CenturyLink, Inc.	13,007	152,962
Ciena Corp. (a)	1,400	57,582
CommScope Holding Co., Inc. (a)	4,200	66,066
Corning, Inc.	1,400	46,522
EchoStar Corp. Class A (a)	600	26,592
Juniper Networks, Inc.	3,600	95,868
LogMeIn, Inc.	20	1,474
Motorola Solutions, Inc.	1,420	236,757
Sprint Corp. (a)	12,400	81,468
T-Mobile US, Inc. (a)	2,850	211,299
Telephone & Data Systems, Inc.	1,918	58,307
Verizon Communications, Inc.	56,000	3,199,280
		5,455,147
		10,598,432
Consumer, Cyclical — 6.4%
Airlines — 0.7%
Alaska Air Group, Inc.	500	31,955
American Airlines Group, Inc.	1,000	32,610
Copa Holdings SA Class A	80	7,806

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Delta Air Lines, Inc.	6,100	$346,175
JetBlue Airways Corp. (a)	1,900	35,131
Southwest Airlines Co.	3,600	182,808
United Continental Holdings, Inc. (a)	3,000	262,650
		899,135
Apparel — 0.1%
Capri Holdings Ltd. (a)	700	24,276
Columbia Sportswear Co.	100	10,016
Hanesbrands, Inc.	2,200	37,884
PVH Corp.	400	37,856
Ralph Lauren Corp.	80	9,087
Skechers U.S.A., Inc. Class A (a)	100	3,149
Tapestry, Inc.	2,000	63,460
		185,728
Auto Manufacturers — 0.9%
Ford Motor Co.	38,600	394,878
General Motors Co.	11,300	435,389
PACCAR, Inc.	4,900	351,134
		1,181,401
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	800	33,584
The Goodyear Tire & Rubber Co.	3,400	52,020
Lear Corp.	480	66,850
		152,454
Distribution & Wholesale — 0.1%
Fastenal Co.	2,300	74,957
HD Supply Holdings, Inc. (a)	1,100	44,308
WESCO International, Inc. (a)	1,200	60,780
		180,045
Entertainment — 0.2%
Cinemark Holdings, Inc.	7,800	281,580
Food Services — 0.0%
Aramark	1,400	50,484
Home Builders — 0.2%
D.R. Horton, Inc.	100	4,313
Lennar Corp. Class A	770	37,314
Lennar Corp. Class B	49	1,887
PulteGroup, Inc.	4,200	132,804
Toll Brothers, Inc.	1,200	43,944
		220,262
Home Furnishing — 0.1%
Dolby Laboratories, Inc. Class A	800	51,680
Whirlpool Corp.	570	81,145
		132,825
Housewares — 0.0%
Newell Brands, Inc.	1,700	26,214
Leisure Time — 0.5%
Carnival Corp.	1,900	88,445

	Number of Shares	Value
Harley-Davidson, Inc.	1,200	$42,996
Norwegian Cruise Line Holdings Ltd. (a)	3,800	203,794
Royal Caribbean Cruises Ltd.	2,800	339,388
		674,623
Lodging — 0.5%
Caesars Entertainment Corp. (a)	11,400	134,748
Extended Stay America, Inc.	300	5,067
Hyatt Hotels Corp. Class A	800	60,904
Las Vegas Sands Corp.	3,400	200,906
MGM Resorts International	100	2,857
Wyndham Destinations, Inc.	5,300	232,670
		637,152
Retail — 3.0%
Advance Auto Parts, Inc.	450	69,363
AutoNation, Inc. (a)	800	33,552
Best Buy Co., Inc.	2,600	181,298
Casey’s General Stores, Inc.	290	45,237
Dick’s Sporting Goods, Inc.	2,300	79,649
Foot Locker, Inc.	5,000	209,600
The Gap, Inc.	4,300	77,271
Genuine Parts Co.	1,000	103,580
The Home Depot, Inc.	2,870	596,874
Kohl’s Corp.	2,600	123,630
Macy’s, Inc.	2,244	48,156
McDonald’s Corp.	1,680	348,869
Penske Automotive Group, Inc.	200	9,460
Qurate Retail, Inc. (a)	16,600	205,674
Target Corp.	7,400	640,914
Tiffany & Co.	500	46,820
Walgreens Boots Alliance, Inc.	6,439	352,020
Walmart, Inc.	6,080	671,779
Williams-Sonoma, Inc. (b)	300	19,500
Yum China Holdings, Inc.	2,300	106,260
Yum! Brands, Inc.	960	106,243
		4,075,749
		8,697,652
Consumer, Non-cyclical — 17.7%
Agriculture — 1.5%
Altria Group, Inc.	19,800	937,530
Bunge Ltd.	300	16,713
Philip Morris International, Inc.	13,760	1,080,573
		2,034,816
Beverages — 0.7%
Brown-Forman Corp. Class A	1,500	82,500
Brown-Forman Corp. Class B	1,500	83,145
The Coca-Cola Co.	8,500	432,820
Keurig Dr Pepper, Inc.	2,300	66,470
Molson Coors Brewing Co. Class B	360	20,160
PepsiCo, Inc.	1,680	220,298
		905,393

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a)	900	$117,882
Amgen, Inc.	2,090	385,145
Bio-Rad Laboratories, Inc. Class A (a)	10	3,126
Biogen, Inc. (a)	1,970	460,724
Corteva, Inc. (a)	4,803	142,025
Exelixis, Inc. (a)	12,400	264,988
Gilead Sciences, Inc.	13,700	925,572
Regeneron Pharmaceuticals, Inc. (a)	710	222,230
United Therapeutics Corp. (a)	2,590	202,175
		2,723,867
Commercial Services — 0.6%
AMERCO	70	26,498
CoreLogic, Inc. (a)	400	16,732
Graham Holdings Co. Class B	6	4,140
H&R Block, Inc.	11,000	322,300
ManpowerGroup, Inc.	1,430	138,138
Nielsen Holdings PLC	3,700	83,620
Quanta Services, Inc.	1,400	53,466
Sabre Corp.	2,000	44,400
United Rentals, Inc. (a)	1,390	184,356
		873,650
Cosmetics & Personal Care — 1.9%
Colgate-Palmolive Co.	9,500	680,865
The Procter & Gamble Co.	16,900	1,853,085
		2,533,950
Foods — 1.4%
Campbell Soup Co.	2,400	96,168
Conagra Brands, Inc.	64	1,697
Flowers Foods, Inc.	3,800	88,426
General Mills, Inc.	5,700	299,364
The Hershey Co.	1,930	258,678
Ingredion, Inc.	160	13,198
The J.M. Smucker Co.	830	95,608
The Kraft Heinz Co.	400	12,416
The Kroger Co.	12,600	273,546
Lamb Weston Holdings, Inc.	33	2,091
McCormick & Co., Inc.	310	48,053
Mondelez International, Inc. Class A	2,050	110,495
Pilgrim’s Pride Corp. (a)	1,500	38,085
Post Holdings, Inc. (a)	260	27,032
Seaboard Corp.	10	41,368
Sprouts Farmers Market, Inc. (a)	11,100	209,679
TreeHouse Foods, Inc. (a)	500	27,050
Tyson Foods, Inc. Class A	2,500	201,850
US Foods Holding Corp. (a)	400	14,304
		1,859,108
Health Care – Products — 1.8%
Abbott Laboratories	7,300	613,930
Baxter International, Inc.	700	57,330
The Cooper Cos., Inc.	290	97,698

	Number of Shares	Value
Danaher Corp.	1,140	$162,929
Henry Schein, Inc. (a)	2,400	167,760
Medtronic PLC	7,369	717,667
QIAGEN NV (a)	500	20,275
Steris PLC (a)	630	93,794
Thermo Fisher Scientific, Inc.	1,030	302,491
Zimmer Biomet Holdings, Inc.	1,410	166,013
		2,399,887
Health Care – Services — 0.8%
Anthem, Inc.	230	64,908
Centene Corp. (a)	1,920	100,685
DaVita, Inc. (a)	1,900	106,894
Encompass Health Corp.	3,100	196,416
HCA Healthcare, Inc.	1,210	163,556
Humana, Inc.	200	53,060
IQVIA Holdings, Inc. (a)	480	77,232
MEDNAX, Inc. (a)	1,600	40,368
Molina Healthcare, Inc. (a)	1,280	183,219
Quest Diagnostics, Inc.	10	1,018
Universal Health Services, Inc. Class B	690	89,969
WellCare Health Plans, Inc. (a)	70	19,955
		1,097,280
Household Products & Wares — 0.3%
The Clorox Co.	1,080	165,359
Kimberly-Clark Corp.	2,410	321,205
Spectrum Brands Holdings, Inc.	100	5,377
		491,941
Pharmaceuticals — 6.7%
Allergan PLC	2,090	349,929
Bristol-Myers Squibb Co.	13,400	607,690
Cardinal Health, Inc.	5,600	263,760
Cigna Corp. (a)	173	27,256
CVS Health Corp.	10,789	587,893
Elanco Animal Health, Inc. (a)	2,300	77,740
Herbalife Nutrition Ltd. (a)	1,700	72,692
Horizon Therapeutics PLC (a)	1,900	45,714
Jazz Pharmaceuticals PLC (a)	1,280	182,477
Johnson & Johnson	23,840	3,320,435
McKesson Corp.	3,040	408,545
Merck & Co., Inc.	4,528	379,673
Mylan NV (a)	5,500	104,720
Nektar Therapeutics (a)	3,000	106,740
Perrigo Co. PLC	1,300	61,906
Pfizer, Inc.	58,315	2,526,206
		9,123,376
		24,043,268
Energy — 6.3%
Oil & Gas — 5.8%
Anadarko Petroleum Corp.	200	14,112
Apache Corp.	1,828	52,957

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cabot Oil & Gas Corp.	6,300	$144,648
Centennial Resource Development, Inc. Class A (a)	5,400	40,986
Chesapeake Energy Corp. (a) (b)	47,100	91,845
Chevron Corp.	16,655	2,072,548
Cimarex Energy Co.	2,900	172,057
ConocoPhillips	17,248	1,052,128
Devon Energy Corp.	50	1,426
Diamondback Energy, Inc.	670	73,010
EOG Resources, Inc.	1,990	185,388
EQT Corp.	2,800	44,268
Exxon Mobil Corp.	24,490	1,876,669
Hess Corp.	1,200	76,284
HollyFrontier Corp.	3,800	175,864
Marathon Oil Corp.	2,900	41,209
Marathon Petroleum Corp.	2,277	127,239
Murphy Oil Corp.	1,700	41,905
Noble Energy, Inc.	80	1,792
Occidental Petroleum Corp.	11,530	579,728
Parsley Energy, Inc. Class A (a)	12,100	230,021
PBF Energy, Inc. Class A	5,600	175,280
Phillips 66	3,460	323,648
Pioneer Natural Resources Co.	300	46,158
Transocean Ltd. (a)	1,100	7,051
Valero Energy Corp.	2,734	234,058
WPX Energy, Inc. (a)	66	760
		7,883,039
Oil & Gas Services — 0.4%
Apergy Corp. (a)	2,150	72,111
Baker Hughes a GE Co.	6,203	152,780
Halliburton Co.	10,300	234,222
Patterson-UTI Energy, Inc.	6,700	77,117
Schlumberger Ltd.	2,740	108,888
		645,118
Pipelines — 0.1%
Kinder Morgan, Inc.	900	18,792
ONEOK, Inc.	800	55,048
		73,840
		8,601,997
Financial — 25.7%
Banks — 10.2%
Associated Banc-Corp.	1,350	28,539
Bank of America Corp.	79,573	2,307,617
Bank of Hawaii Corp.	820	67,986
The Bank of New York Mellon Corp.	4,050	178,808
Bank OZK	2,500	75,225
BankUnited, Inc.	200	6,748
BB&T Corp.	1,419	69,715
BOK Financial Corp.	100	7,548
CIT Group, Inc.	5,100	267,954
Citigroup, Inc.	32,671	2,287,950

	Number of Shares	Value
Citizens Financial Group, Inc.	6,300	$222,768
Comerica, Inc.	3,000	217,920
Commerce Bancshares, Inc.	1,119	66,760
Cullen/Frost Bankers, Inc.	270	25,288
East West Bancorp, Inc.	1,600	74,832
F.N.B. Corp.	23,800	280,126
Fifth Third Bancorp	6,160	171,864
First Horizon National Corp.	3,016	45,029
The Goldman Sachs Group, Inc.	3,670	750,882
Huntington Bancshares, Inc.	5,871	81,137
JPMorgan Chase & Co.	22,837	2,553,177
KeyCorp	5,896	104,654
M&T Bank Corp.	1,255	213,438
Morgan Stanley	17,500	766,675
Northern Trust Corp.	1,230	110,700
PacWest Bancorp	2,400	93,192
The PNC Financial Services Group, Inc.	1,866	256,165
Popular, Inc.	5,300	287,472
Prosperity Bancshares, Inc.	900	59,445
Regions Financial Corp.	10,560	157,766
State Street Corp.	1,500	84,090
SunTrust Banks, Inc.	2,900	182,265
SVB Financial Group (a)	490	110,049
Synovus Financial Corp.	6,471	226,485
TCF Financial Corp.	1,200	24,948
Texas Capital Bancshares, Inc. (a)	600	36,822
Umpqua Holdings Corp.	3,300	54,747
US Bancorp	4,290	224,796
Webster Financial Corp.	1,200	57,324
Wells Fargo & Co.	15,353	726,504
Western Alliance Bancorp (a)	4,000	178,880
Wintrust Financial Corp.	400	29,264
Zions Bancorp NA	1,050	48,279
		13,821,833
Diversified Financial Services — 4.0%
Air Lease Corp.	1,600	66,144
Alliance Data Systems Corp.	500	70,065
Ally Financial, Inc.	6,900	213,831
American Express Co.	2,920	360,445
Ameriprise Financial, Inc.	3,290	477,576
BGC Partners, Inc. Class A	13,800	72,174
BlackRock, Inc.	630	295,659
Capital One Financial Corp.	3,150	285,831
The Charles Schwab Corp.	3,100	124,589
CME Group, Inc.	870	168,876
Credit Acceptance Corp. (a)	350	169,340
Discover Financial Services	4,200	325,878
E*TRADE Financial Corp.	4,400	196,240
Eaton Vance Corp.	3,700	159,581
Evercore, Inc. Class A	800	70,856
Franklin Resources, Inc.	2,600	90,480

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Intercontinental Exchange, Inc.	835	$71,760
Invesco Ltd.	7,700	157,542
Janus Henderson Group PLC	5,700	121,980
Lazard Ltd. Class A	3,800	130,682
Legg Mason, Inc.	6,300	241,164
Navient Corp.	25,100	342,615
OneMain Holdings, Inc.	2,900	98,049
Raymond James Financial, Inc.	1,700	143,735
Santander Consumer USA Holdings, Inc.	4,200	100,632
SEI Investments Co.	1,500	84,150
SLM Corp.	12,300	119,556
Synchrony Financial	6,100	211,487
T. Rowe Price Group, Inc.	2,800	307,188
TD Ameritrade Holding Corp.	1,700	84,864
The Western Union Co.	400	7,956
		5,370,925
Insurance — 7.2%
Aflac, Inc.	5,600	306,936
Alleghany Corp. (a)	75	51,083
The Allstate Corp.	1,980	201,346
American Financial Group, Inc.	250	25,618
American International Group, Inc.	8,302	442,331
American National Insurance Co.	450	52,412
Arch Capital Group Ltd. (a)	3,400	126,072
Arthur J Gallagher & Co.	400	35,036
Assurant, Inc.	50	5,319
Assured Guaranty Ltd.	1,600	67,328
Athene Holding Ltd. Class A (a)	1,800	77,508
AXA Equitable Holdings, Inc.	10,900	227,810
Axis Capital Holdings Ltd.	400	23,860
Berkshire Hathaway, Inc. Class B (a)	12,890	2,747,761
Brighthouse Financial, Inc. (a)	2,430	89,157
Chubb Ltd.	751	110,615
Cincinnati Financial Corp.	1,160	120,257
CNA Financial Corp.	400	18,828
Erie Indemnity Co. Class A	580	147,482
Everest Re Group Ltd.	770	190,329
Fidelity National Financial, Inc.	2,557	103,047
First American Financial Corp.	2,700	144,990
The Hanover Insurance Group, Inc.	430	55,169
The Hartford Financial Services Group, Inc.	2,690	149,887
Kemper Corp.	400	34,516
Lincoln National Corp.	3,398	219,001
Loews Corp.	4,220	230,707
Markel Corp. (a)	5	5,448
Marsh & McLennan Cos., Inc.	900	89,775
Mercury General Corp.	590	36,875
MetLife, Inc.	11,440	568,225
MGIC Investment Corp. (a)	27,800	365,292
Old Republic International Corp.	7,200	161,136

	Number of Shares	Value
Primerica, Inc.	880	$105,556
Principal Financial Group, Inc.	3,200	185,344
The Progressive Corp.	6,700	535,531
Prudential Financial, Inc.	5,160	521,160
Reinsurance Group of America, Inc.	770	120,143
RenaissanceRe Holdings Ltd.	510	90,785
Torchmark Corp.	890	79,619
The Travelers Cos., Inc.	1,969	294,405
Unum Group	2,600	87,230
Voya Financial, Inc.	8,800	486,640
W.R. Berkley Corp.	450	29,669
White Mountains Insurance Group Ltd.	53	54,137
		9,821,375
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	2,700	138,510
Jones Lang LaSalle, Inc.	670	94,262
VICI Properties, Inc.	4,200	92,568
		325,340
Real Estate Investment Trusts (REITS) — 3.9%
AGNC Investment Corp.	3,400	57,188
Alexandria Real Estate Equities, Inc.	20	2,822
American Campus Communities, Inc.	100	4,616
Annaly Capital Management, Inc.	4,260	38,894
Apartment Investment & Management Co. Class A	899	45,058
Apple Hospitality REIT, Inc.	4,700	74,542
AvalonBay Communities, Inc.	324	65,830
Boston Properties, Inc.	1,460	188,340
Brixmor Property Group, Inc.	3,300	59,004
Camden Property Trust	100	10,439
Chimera Investment Corp.	16,620	313,619
Columbia Property Trust, Inc.	1,900	39,406
CubeSmart	1,100	36,784
Digital Realty Trust, Inc.	30	3,534
Douglas Emmett, Inc.	1,200	47,808
Duke Realty Corp.	2,400	75,864
EPR Properties	1,200	89,508
Equity Commonwealth	1,567	50,959
Equity Residential	2,700	204,984
Essex Property Trust, Inc.	113	32,988
Extra Space Storage, Inc.	370	39,257
Federal Realty Investment Trust	720	92,707
Gaming and Leisure Properties, Inc.	1,000	38,980
HCP, Inc.	2,700	86,346
Highwoods Properties, Inc.	800	33,040
Hospitality Properties Trust	3,140	78,500
Host Hotels & Resorts, Inc.	7,703	140,349
Hudson Pacific Properties, Inc.	1,300	43,251
Iron Mountain, Inc.	4,400	137,720
JBG SMITH Properties	19	747
Kilroy Realty Corp.	100	7,381

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kimco Realty Corp.	4,900	$90,552
Liberty Property Trust	2,170	108,587
Life Storage, Inc.	400	38,032
The Macerich Co.	1,882	63,028
Medical Properties Trust, Inc.	5,900	102,896
MFA Financial, Inc.	10,100	72,518
Mid-America Apartment Communities, Inc.	183	21,550
National Retail Properties, Inc.	300	15,903
New Residential Investment Corp.	5,800	89,262
Omega Healthcare Investors, Inc.	2,000	73,500
Outfront Media, Inc.	8,800	226,952
Paramount Group, Inc.	10,600	148,506
Park Hotels & Resorts, Inc.	12,700	350,012
Prologis, Inc.	3,393	271,779
Public Storage	510	121,467
Realty Income Corp.	2,200	151,734
Retail Properties of America, Inc. Class A	3,300	38,808
Simon Property Group, Inc.	1,920	306,739
SL Green Realty Corp.	180	14,467
Spirit Realty Capital, Inc. (b)	3,540	151,016
Starwood Property Trust, Inc.	1,300	29,536
STORE Capital Corp.	1,600	53,104
Sun Communities, Inc.	390	49,994
Two Harbors Investment Corp.	3,450	43,712
UDR, Inc.	400	17,956
Ventas, Inc.	2,200	150,370
VEREIT, Inc.	14,400	129,744
Vornado Realty Trust	38	2,436
Weingarten Realty Investors	3,100	85,002
Welltower, Inc.	1,100	89,683
Weyerhaeuser Co.	800	21,072
WP Carey, Inc.	800	64,944
		5,335,326
Savings & Loans — 0.2%
New York Community Bancorp, Inc.	7,690	76,746
People’s United Financial, Inc.	600	10,068
Sterling Bancorp	10,500	223,440
		310,254
		34,985,053
Industrial — 8.1%
Aerospace & Defense — 0.8%
Arconic, Inc.	7,200	185,904
L3 Harris Technologies, Inc.	1,610	304,500
L3 Technologies, Inc.	890	218,201
Raytheon Co.	610	106,067
Spirit AeroSystems Holdings, Inc. Class A	500	40,685
United Technologies Corp.	1,650	214,830
		1,070,187

	Number of Shares	Value
Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	200	$11,426
Johnson Controls International PLC	3,329	137,521
Lennox International, Inc.	770	211,750
Masco Corp.	3,000	117,720
MDU Resources Group, Inc.	2,400	61,920
Owens Corning	200	11,640
		551,977
Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	520	71,713
AMETEK, Inc.	300	27,252
Emerson Electric Co.	2,300	153,456
Hubbell, Inc.	1,820	237,328
		489,749
Electronics — 1.6%
ADT, Inc. (b)	19,100	116,892
Agilent Technologies, Inc.	1,100	82,137
Allegion PLC	910	100,601
Arrow Electronics, Inc. (a)	500	35,635
Avnet, Inc.	1,700	76,959
FLIR Systems, Inc.	500	27,050
Fortive Corp.	1,300	105,976
Garmin Ltd.	1,400	111,720
Gentex Corp.	9,600	236,256
Honeywell International, Inc.	4,400	768,196
Jabil, Inc.	8,000	252,800
National Instruments Corp.	1,500	62,985
nVent Electric PLC	1,519	37,656
PerkinElmer, Inc.	10	963
Resideo Technologies, Inc. (a)	3,118	68,347
Trimble, Inc. (a)	2,200	99,242
		2,183,415
Engineering & Construction — 0.2%
AECOM (a)	2,311	87,471
Fluor Corp.	800	26,952
frontdoor, Inc. (a)	3,000	130,650
Jacobs Engineering Group, Inc.	100	8,439
		253,512
Environmental Controls — 0.3%
Clean Harbors, Inc. (a)	600	42,660
Pentair PLC	1,019	37,907
Republic Services, Inc.	290	25,125
Waste Management, Inc.	2,170	250,353
		356,045
Hand & Machine Tools — 0.2%
Regal Beloit Corp.	600	49,026
Snap-on, Inc.	360	59,630
Stanley Black & Decker, Inc.	1,285	185,824
		294,480

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 0.3%
Cummins, Inc.	2,570	$440,344
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	2,350	320,282
Oshkosh Corp.	300	25,047
		345,329
Machinery – Diversified — 0.7%
AGCO Corp.	2,966	230,073
Crane Co.	120	10,013
Curtiss-Wright Corp.	220	27,968
Dover Corp.	2,900	290,580
Flowserve Corp.	600	31,614
Gardner Denver Holdings, Inc. (a)	1,800	62,280
GrafTech International Ltd.	1,200	13,800
IDEX Corp.	810	139,433
Roper Technologies, Inc.	530	194,118
		999,879
Metal Fabricate & Hardware — 0.1%
The Timken Co.	1,700	87,278
Miscellaneous – Manufacturing — 1.1%
3M Co.	2,340	405,615
AptarGroup, Inc.	600	74,604
Carlisle Cos., Inc.	60	8,425
Eaton Corp. PLC	3,572	297,476
General Electric Co.	25,990	272,895
Hexcel Corp.	1,400	113,232
Ingersoll-Rand PLC	240	30,401
ITT, Inc.	1,000	65,480
Parker-Hannifin Corp.	1,200	204,012
Textron, Inc.	1,200	63,648
Trinity Industries, Inc.	800	16,600
		1,552,388
Packaging & Containers — 0.4%
Ardagh Group SA	400	7,000
Berry Global Group, Inc. (a)	2,100	110,439
Crown Holdings, Inc. (a)	600	36,660
Graphic Packaging Holding Co.	2,900	40,542
Owens-Illinois, Inc.	3,000	51,810
Packaging Corp. of America	800	76,256
Silgan Holdings, Inc.	5,800	177,480
Sonoco Products Co.	800	52,272
WestRock Co.	1,440	52,517
		604,976
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	950	213,503
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	700	59,045
CSX Corp.	4,100	317,217
Expeditors International of Washington, Inc.	600	45,516

	Number of Shares	Value
FedEx Corp.	900	$147,771
Kansas City Southern	390	47,510
Landstar System, Inc.	1,380	149,026
Norfolk Southern Corp.	2,540	506,298
Ryder System, Inc.	790	46,057
XPO Logistics, Inc. (a)	4,000	231,240
		1,549,680
		10,992,742
Technology — 5.1%
Computers — 1.7%
Amdocs Ltd.	3,100	192,479
CACI International, Inc. Class A (a)	210	42,964
Cognizant Technology Solutions Corp. Class A	2,700	171,153
Dell Technologies C (a)	7,693	390,804
DXC Technology Co.	4,000	220,600
Hewlett Packard Enterprise Co.	19,200	287,040
HP, Inc.	18,300	380,457
International Business Machines Corp.	3,590	495,061
Leidos Holdings, Inc.	1,650	131,752
Western Digital Corp.	436	20,732
		2,333,042
Office & Business Equipment — 0.2%
Xerox Corp.	7,114	251,907
Semiconductors — 2.7%
Analog Devices, Inc.	1,700	191,879
Applied Materials, Inc.	5,500	247,005
Cypress Semiconductor Corp.	1,700	37,808
Intel Corp.	41,200	1,972,244
Lam Research Corp.	1,840	345,625
Maxim Integrated Products, Inc.	2,700	161,514
Micron Technology, Inc. (a)	14,400	555,696
ON Semiconductor Corp. (a)	2,700	54,567
Qorvo, Inc. (a)	1,000	66,610
Skyworks Solutions, Inc.	400	30,908
		3,663,856
Software — 0.5%
Activision Blizzard, Inc.	2,200	103,840
Akamai Technologies, Inc. (a)	600	48,084
Autodesk, Inc. (a)	830	135,207
Citrix Systems, Inc.	1,100	107,954
Electronic Arts, Inc. (a)	800	81,008
Fidelity National Information Services, Inc.	820	100,598
Nuance Communications, Inc. (a)	3,500	55,895
SS&C Technologies Holdings, Inc	100	5,761
Zynga, Inc. Class A (a)	10,200	62,526
		700,873
		6,949,678

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 5.0%
Electric — 4.8%
AES Corp.	20,700	$346,932
Alliant Energy Corp.	2,000	98,160
Ameren Corp.	2,360	177,260
American Electric Power Co., Inc.	4,230	372,282
Avangrid, Inc.	1,600	80,656
CenterPoint Energy, Inc.	2,000	57,260
CMS Energy Corp.	3,100	179,521
Consolidated Edison, Inc.	2,260	198,157
Dominion Energy, Inc.	1,185	91,624
DTE Energy Co.	2,260	289,009
Duke Energy Corp.	7,714	680,683
Edison International	1,180	79,544
Entergy Corp.	1,580	162,629
Evergy, Inc.	2,360	141,954
Eversource Energy	3,481	263,721
Exelon Corp.	3,775	180,974
FirstEnergy Corp.	4,627	198,082
Hawaiian Electric Industries, Inc.	2,200	95,810
IDACORP, Inc.	400	40,172
NextEra Energy, Inc.	582	119,229
NRG Energy, Inc.	3,500	122,920
OGE Energy Corp.	600	25,536
PG&E Corp. (a)	4,200	96,264
Pinnacle West Capital Corp.	1,260	118,553
PPL Corp.	15,600	483,756
Public Service Enterprise Group, Inc.	5,400	317,628
Sempra Energy	2,680	368,339
The Southern Co.	7,350	406,308
Vistra Energy Corp.	12,600	285,264
WEC Energy Group, Inc.	1,120	93,374
Xcel Energy, Inc.	5,720	340,283
		6,511,884
Gas — 0.1%
Atmos Energy Corp.	250	26,390
National Fuel Gas Co.	2,250	118,688
NiSource, Inc.	490	14,112
UGI Corp.	435	23,233
		182,423
Water — 0.1%
American Water Works Co., Inc.	460	53,360

	Number of Shares	Value
Aqua America, Inc.	25	$1,034
		54,394
		6,748,701

TOTAL COMMON STOCK (Cost $112,910,724)		116,040,395

TOTAL EQUITIES (Cost $112,910,724)		116,040,395

MUTUAL FUNDS — 5.1%
Diversified Financial Services — 5.1%
iShares Russell 1000 Value ETF	47,800	6,081,116
State Street Navigator Securities Lending Prime Portfolio (c)	874,778	874,778
		6,955,894

TOTAL MUTUAL FUNDS (Cost $6,956,062)		6,955,894

TOTAL LONG-TERM INVESTMENTS (Cost $119,866,786)		122,996,289

TOTAL INVESTMENTS — 90.4% (Cost $119,866,786) (d)		122,996,289

Other Assets/(Liabilities) — 9.6%		13,028,723

NET ASSETS — 100.0%		$136,025,012

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $852,126 or 0.63% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	9/20/19	91	$13,394,927	$1,183

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%
COMMON STOCK — 97.1%
Basic Materials — 0.8%
Chemicals — 0.8%
Ecolab, Inc.	4,950	$977,328
Communications — 13.7%
Internet — 8.5%
Amazon.com, Inc. (a)	2,525	4,781,416
Booking Holdings, Inc. (a)	960	1,799,721
Facebook, Inc. Class A (a)	21,616	4,171,888
		10,753,025
Telecommunications — 5.2%
Motorola Solutions, Inc.	25,930	4,323,309
Verizon Communications, Inc.	39,440	2,253,207
		6,576,516
		17,329,541
Consumer, Cyclical — 10.4%
Auto Manufacturers — 0.7%
General Motors Co.	21,910	844,192
Distribution & Wholesale — 1.0%
Fastenal Co.	40,360	1,315,332
Home Builders — 0.5%
D.R. Horton, Inc.	15,020	647,813
Retail — 8.2%
Best Buy Co., Inc.	32,530	2,268,317
The Home Depot, Inc.	14,980	3,115,391
O’Reilly Automotive, Inc. (a)	4,320	1,595,462
Starbucks Corp.	28,360	2,377,419
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,800	971,292
		10,327,881
		13,135,218
Consumer, Non-cyclical — 22.2%
Agriculture — 2.6%
Philip Morris International, Inc.	41,739	3,277,764
Beverages — 0.7%
Constellation Brands, Inc. Class A	4,800	945,312
Biotechnology — 0.8%
Gilead Sciences, Inc.	14,840	1,002,591
Commercial Services — 2.8%
Cintas Corp.	3,720	882,719
Nielsen Holdings PLC	12,720	287,472
S&P Global, Inc.	10,180	2,318,902
		3,489,093
Cosmetics & Personal Care — 2.2%
The Procter & Gamble Co.	25,740	2,822,391

	Number of Shares	Value
Health Care – Products — 2.1%
Boston Scientific Corp. (a)	31,663	$1,360,876
Zimmer Biomet Holdings, Inc.	11,110	1,308,091
		2,668,967
Health Care – Services — 3.5%
DaVita, Inc. (a)	7,350	413,511
Laboratory Corp. of America Holdings (a)	3,280	567,112
UnitedHealth Group, Inc.	13,879	3,386,615
		4,367,238
Household Products & Wares — 1.3%
Church & Dwight Co., Inc.	22,670	1,656,270
Pharmaceuticals — 6.2%
AstraZeneca PLC Sponsored ADR	27,550	1,137,264
Elanco Animal Health, Inc. (a)	78,910	2,667,158
Merck & Co., Inc.	47,291	3,965,350
		7,769,772
		27,999,398
Energy — 4.0%
Oil & Gas — 2.4%
Suncor Energy, Inc.	96,018	2,991,921
Oil & Gas Services — 0.7%
Schlumberger Ltd.	21,370	849,244
Pipelines — 0.9%
Magellan Midstream Partners LP (b)	19,019	1,217,216
		5,058,381
Financial — 19.2%
Banks — 6.8%
Danske Bank A/S	37,914	599,448
JP Morgan Chase & Co.	50,360	5,630,248
SunTrust Banks, Inc.	18,018	1,132,432
SVB Financial Group (a)	5,290	1,188,081
		8,550,209
Diversified Financial Services — 3.9%
Capital One Financial Corp.	9,520	863,845
Intercontinental Exchange, Inc.	23,180	1,992,089
Tradeweb Markets, Inc. Class A	10,300	451,243
Visa, Inc. Class A	9,340	1,620,957
		4,928,134
Insurance — 5.5%
AXA Equitable Holdings, Inc.	119,315	2,493,683
Berkshire Hathaway, Inc. Class B (a)	14,000	2,984,380
The Progressive Corp.	17,815	1,423,953
		6,902,016
Real Estate Investment Trusts (REITS) — 3.0%
Prologis, Inc.	48,287	3,867,789
		24,248,148

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 9.7%
Aerospace & Defense — 3.3%
Lockheed Martin Corp.	11,553	$4,199,977
Electronics — 1.6%
Agilent Technologies, Inc.	26,734	1,996,228
Environmental Controls — 1.3%
Republic Services, Inc.	18,614	1,612,717
Miscellaneous – Manufacturing — 1.3%
Illinois Tool Works, Inc.	10,910	1,645,337
Transportation — 2.2%
Union Pacific Corp.	16,400	2,773,404
		12,227,663
Technology — 15.7%
Computers — 3.3%
Amdocs Ltd.	27,117	1,683,695
Apple, Inc.	3,682	728,741
DXC Technology Co.	12,020	662,903
NetApp, Inc.	16,910	1,043,347
		4,118,686
Semiconductors — 3.9%
Applied Materials, Inc.	46,583	2,092,042
QUALCOMM, Inc.	26,940	2,049,326
Texas Instruments, Inc.	6,950	797,582
		4,938,950
Software — 8.5%
Cerner Corp.	8,075	591,898
Microsoft Corp.	67,050	8,982,018
ServiceNow, Inc. (a)	4,020	1,103,771
		10,677,687
		19,735,323
Utilities — 1.4%
Electric — 1.4%
Duke Energy Corp.	19,830	1,749,799

TOTAL COMMON STOCK (Cost $105,767,385)		122,460,799

TOTAL EQUITIES (Cost $105,767,385)		122,460,799

TOTAL LONG-TERM INVESTMENTS (Cost $105,767,385)		122,460,799

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (c)	$2,585,511	$2,585,511

TOTAL SHORT-TERM INVESTMENTS (Cost $2,585,511)		2,585,511

TOTAL INVESTMENTS — 99.2% (Cost $108,352,896) (d)		125,046,310

Other Assets/(Liabilities) — 0.8%		1,062,704

NET ASSETS — 100.0%		$126,109,014

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $2,585,780. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $2,637,975.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 85.6%
COMMON STOCK — 85.6%
Basic Materials — 0.6%
Chemicals — 0.6%
Axalta Coating Systems Ltd. (a)	2,500	$74,424
CF Industries Holdings, Inc.	9,700	453,087
Ecolab, Inc.	728	143,736
Element Solutions, Inc. (a)	46,100	476,674
NewMarket Corp.	210	84,197
PPG Industries, Inc.	2,330	271,934
The Sherwin-Williams Co.	640	293,306
Versum Materials, Inc.	1,520	78,402
		1,875,760
Mining — 0.0%
Southern Copper Corp.	2,802	108,858
		1,984,618
Communications — 19.9%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	6,800	153,612
Omnicom Group, Inc.	3,900	319,605
		473,217
Internet — 15.4%
Alphabet, Inc. Class A (a)	6,299	6,820,557
Alphabet, Inc. Class C (a)	5,979	6,462,761
Amazon.com, Inc. (a)	7,931	15,018,380
Booking Holdings, Inc. (a)	1,265	2,371,508
CDW Corp.	4,500	499,500
eBay, Inc.	16,600	655,700
Etsy, Inc. (a)	2,500	153,425
Expedia Group, Inc.	2,052	272,978
F5 Networks, Inc. (a)	1,450	211,164
Facebook, Inc. Class A (a)	58,240	11,240,320
GoDaddy, Inc. Class A (a)	1,800	126,270
IAC/InterActiveCorp (a)	240	52,207
Match Group, Inc.	5,800	390,166
Netflix, Inc. (a)	6,567	2,412,190
Okta, Inc. (a)	600	74,106
Palo Alto Networks, Inc. (a)	240	48,902
RingCentral, Inc. Class A (a)	1,100	126,412
TripAdvisor, Inc. (a)	2,200	101,838
Twitter, Inc. (a)	6,600	230,340
VeriSign, Inc. (a)	1,270	265,633
Zendesk, Inc. (a)	400	35,612
Zscaler, Inc. (a)	1,200	91,968
		47,661,937
Media — 1.6%
Altice USA, Inc. Class A (a)	10,000	243,500
AMC Networks, Inc. Class A (a)	8,600	468,614
CBS Corp. Class B	6,300	314,370

	Number of Shares	Value
Charter Communications, Inc. Class A (a)	370	$146,217
Comcast Corp. Class A	61,200	2,587,536
FactSet Research Systems, Inc.	370	106,027
Nexstar Media Group, Inc. Class A	3,630	366,630
Sinclair Broadcast Group, Inc. Class A	10,400	557,752
Sirius XM Holdings, Inc. (b)	20,300	113,274
		4,903,920
Telecommunications — 2.7%
Arista Networks, Inc. (a)	780	202,504
Cisco Systems, Inc.	124,700	6,824,831
Corning, Inc.	2,900	96,367
Motorola Solutions, Inc.	3,000	500,190
T-Mobile US, Inc. (a)	5,900	437,426
Ubiquiti Networks, Inc.	1,370	180,155
		8,241,473
		61,280,547
Consumer, Cyclical — 7.4%
Airlines — 0.4%
Alaska Air Group, Inc.	1,500	95,865
Delta Air Lines, Inc.	7,500	425,625
Southwest Airlines Co.	6,300	319,914
United Continental Holdings, Inc. (a)	4,600	402,730
		1,244,134
Apparel — 0.9%
Capri Holdings Ltd. (a)	2,400	83,232
Carter’s, Inc.	100	9,754
Hanesbrands, Inc.	8,900	153,258
NIKE, Inc. Class B	26,680	2,239,786
Skechers U.S.A., Inc. Class A (a)	4,210	132,573
VF Corp.	2,800	244,580
		2,863,183
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	12,600	584,010
Aptiv PLC	300	24,249
		608,259
Distribution & Wholesale — 0.2%
Copart, Inc. (a)	3,300	246,642
Fastenal Co.	3,600	117,324
IAA, Inc. (a)	4,200	162,876
KAR Auction Services, Inc.	700	17,500
W.W. Grainger, Inc.	200	53,646
		597,988
Entertainment — 0.0%
Live Nation Entertainment, Inc. (a)	500	33,125
The Madison Square Garden Co. Class A (a)	3	840
		33,965

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.3%
Lennar Corp. Class A	2,700	$130,842
NVR, Inc. (a)	180	606,645
		737,487
Home Furnishing — 0.0%
Tempur Sealy International, Inc. (a)	1,200	88,044
Housewares — 0.0%
The Scotts Miracle-Gro Co.	800	78,800
The Toro Co.	60	4,014
		82,814
Leisure Time — 0.2%
Norwegian Cruise Line Holdings Ltd. (a)	7,100	380,773
Planet Fitness, Inc. Class A (a)	1,400	101,416
Polaris Industries, Inc.	1,500	136,845
		619,034
Lodging — 0.5%
Choice Hotels International, Inc.	700	60,907
Hilton Worldwide Holdings, Inc.	9,700	948,078
Las Vegas Sands Corp.	6,400	378,176
Marriott International, Inc. Class A	977	137,063
MGM Resorts International	400	11,428
Wyndham Hotels & Resorts, Inc.	50	2,787
Wynn Resorts Ltd.	750	92,993
		1,631,432
Retail — 4.6%
Advance Auto Parts, Inc.	1,660	255,872
AutoZone, Inc. (a)	738	811,409
Best Buy Co., Inc.	5,100	355,623
Burlington Stores, Inc. (a)	10	1,701
CarMax, Inc. (a)	1,100	95,513
Chipotle Mexican Grill, Inc. (a)	403	295,351
Costco Wholesale Corp.	6,350	1,678,051
Darden Restaurants, Inc.	2,080	253,198
Dollar General Corp.	1,620	218,959
Dollar Tree, Inc. (a)	27	2,899
Domino’s Pizza, Inc.	20	5,566
Dunkin’ Brands Group, Inc.	700	55,762
The Home Depot, Inc.	9,580	1,992,353
L Brands, Inc.	1,300	33,930
Lowe’s Cos., Inc.	5,000	504,550
Lululemon Athletica, Inc. (a)	2,450	441,514
McDonald’s Corp.	780	161,975
Nordstrom, Inc.	4,900	156,114
O’Reilly Automotive, Inc. (a)	1,590	587,219
Ross Stores, Inc.	6,480	642,298
Starbucks Corp.	36,300	3,043,029
Target Corp.	5,100	441,711
The TJX Cos., Inc.	20,540	1,086,155
Tractor Supply Co.	1,530	166,464

	Number of Shares	Value
The Wendy’s Co.	5,300	$103,774
Williams-Sonoma, Inc. (b)	1,200	78,000
Yum China Holdings, Inc.	5,200	240,240
Yum! Brands, Inc.	3,670	406,159
		14,115,389
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,290	347,687
		22,969,416
Consumer, Non-cyclical — 18.2%
Agriculture — 0.6%
Altria Group, Inc.	39,670	1,878,375
Beverages — 1.4%
Brown-Forman Corp. Class A	1,600	88,000
Brown-Forman Corp. Class B	1,717	95,173
The Coca-Cola Co.	12,160	619,187
Monster Beverage Corp. (a)	6,550	418,087
PepsiCo, Inc.	22,539	2,955,539
		4,175,986
Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc. (a)	3,730	488,555
Amgen, Inc.	15,560	2,867,397
Biogen, Inc. (a)	2,290	535,562
Celgene Corp. (a)	20,000	1,848,800
Exelixis, Inc. (a)	25,000	534,250
Gilead Sciences, Inc.	6,220	420,223
Illumina, Inc. (a)	320	117,808
Incyte Corp. (a)	3,200	271,872
Ionis Pharmaceuticals, Inc. (a)	1,300	83,551
Regeneron Pharmaceuticals, Inc. (a)	1,060	331,780
Vertex Pharmaceuticals, Inc. (a)	6,470	1,186,469
		8,686,267
Commercial Services — 2.9%
Automatic Data Processing, Inc.	3,040	502,603
Booz Allen Hamilton Holding Corp.	6,100	403,881
Cintas Corp.	770	182,713
CoreLogic, Inc. (a)	500	20,915
CoStar Group, Inc. (a)	590	326,895
Euronet Worldwide, Inc. (a)	1,340	225,442
FleetCor Technologies, Inc. (a)	1,170	328,595
Gartner, Inc. (a)	2,480	399,131
Global Payments, Inc.	1,910	305,848
H&R Block, Inc.	18,500	542,050
IHS Markit Ltd. (a)	3,600	229,392
Moody’s Corp.	1,740	339,840
Nielsen Holdings PLC	11,900	268,940
PayPal Holdings, Inc. (a)	20,370	2,331,550
Quanta Services, Inc.	1,200	45,828
Robert Half International, Inc.	3,500	199,535
Rollins, Inc.	1,500	53,805
S&P Global, Inc.	2,170	494,304

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sabre Corp.	3,700	$82,140
Service Corp. International	800	37,424
ServiceMaster Global Holdings, Inc. (a)	100	5,209
Square, Inc. Class A (a)	1,600	116,048
Total System Services, Inc.	2,860	366,852
TransUnion	500	36,755
United Rentals, Inc. (a)	3,700	490,731
Verisk Analytics, Inc.	2,830	414,482
WEX, Inc. (a)	650	135,265
Worldpay, Inc. Class A (a)	600	73,530
		8,959,703
Cosmetics & Personal Care — 0.1%
The Estee Lauder Cos., Inc. Class A	610	111,697
The Procter & Gamble Co.	2,580	282,897
		394,594
Foods — 0.8%
Campbell Soup Co.	2,600	104,182
The Hershey Co.	4,970	666,129
Kellogg Co.	2,840	152,139
McCormick & Co., Inc.	1,690	261,967
Pilgrim’s Pride Corp. (a)	4,500	114,255
Post Holdings, Inc. (a)	880	91,493
Sprouts Farmers Market, Inc. (a)	20,500	387,245
Sysco Corp.	12,100	855,712
		2,633,122
Health Care – Products — 2.4%
Abbott Laboratories	12,500	1,051,250
ABIOMED, Inc. (a)	400	104,196
Align Technology, Inc. (a)	1,480	405,076
Baxter International, Inc.	2,620	214,578
Becton Dickinson and Co.	13	3,276
Bio-Techne Corp.	590	123,009
Boston Scientific Corp. (a)	13,100	563,038
Bruker Corp.	1,800	89,910
Edwards Lifesciences Corp. (a)	2,630	485,866
Henry Schein, Inc. (a)	3,280	229,272
Hill-Rom Holdings, Inc.	1,900	198,778
ICU Medical, Inc. (a)	10	2,519
IDEXX Laboratories, Inc. (a)	1,920	528,634
Intuitive Surgical, Inc. (a)	1,108	581,201
ResMed, Inc.	2,550	311,177
Stryker Corp.	3,590	738,032
Teleflex, Inc.	190	62,919
Thermo Fisher Scientific, Inc.	4,810	1,412,601
Varian Medical Systems, Inc. (a)	1,500	204,195
		7,309,527
Health Care – Services — 1.7%
Centene Corp. (a)	6,202	325,233
Charles River Laboratories International, Inc. (a)	800	113,520

	Number of Shares	Value
Chemed Corp.	440	$158,770
Encompass Health Corp.	2,100	133,056
HCA Healthcare, Inc.	3,480	470,392
Humana, Inc.	480	127,344
IQVIA Holdings, Inc. (a)	830	133,547
Molina Healthcare, Inc. (a)	1,460	208,984
UnitedHealth Group, Inc.	13,760	3,357,577
WellCare Health Plans, Inc. (a)	310	88,372
		5,116,795
Household Products & Wares — 0.2%
Avery Dennison Corp.	380	43,958
Church & Dwight Co., Inc.	2,820	206,029
The Clorox Co.	3,180	486,890
		736,877
Pharmaceuticals — 5.3%
AbbVie, Inc.	41,883	3,045,732
AmerisourceBergen Corp.	5,060	431,416
Bristol-Myers Squibb Co.	22,100	1,002,235
Cigna Corp. (a)	201	31,667
Eli Lilly & Co.	24,380	2,701,060
Herbalife Nutrition Ltd. (a)	760	32,498
Horizon Therapeutics PLC (a)	4,200	101,052
Jazz Pharmaceuticals PLC (a)	2,280	325,037
Johnson & Johnson	13,700	1,908,136
McKesson Corp.	3,590	482,460
Merck & Co., Inc.	59,900	5,022,615
Nektar Therapeutics (a)	3,000	106,740
PRA Health Sciences, Inc. (a)	1,700	168,555
Zoetis, Inc.	8,100	919,269
		16,278,472
		56,169,718
Energy — 0.3%
Oil & Gas — 0.2%
Anadarko Petroleum Corp.	500	35,280
Cabot Oil & Gas Corp.	9,700	222,712
Parsley Energy, Inc. Class A (a)	18,400	349,784
Pioneer Natural Resources Co.	600	92,316
		700,092
Pipelines — 0.1%
ONEOK, Inc.	1,300	89,453
		789,545
Financial — 7.1%
Banks — 0.1%
CIT Group, Inc.	1,700	89,318
Comerica, Inc.	900	65,376
SVB Financial Group (a)	80	17,967
Synovus Financial Corp.	2,200	77,000
Western Alliance Bancorp (a)	1,600	71,552
		321,213

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 4.6%
Air Lease Corp.	100	$4,134
Alliance Data Systems Corp.	640	89,683
American Express Co.	2,300	283,912
Ameriprise Financial, Inc.	3,470	503,705
The Charles Schwab Corp.	9,200	369,748
Credit Acceptance Corp. (a)	240	116,119
Discover Financial Services	4,700	364,673
E*TRADE Financial Corp.	9,400	419,240
Evercore, Inc. Class A	700	61,999
Intercontinental Exchange, Inc.	1,250	107,425
Lazard Ltd. Class A	3,200	110,048
LPL Financial Holdings, Inc.	6,000	489,420
Mastercard, Inc. Class A	20,160	5,332,925
Raymond James Financial, Inc.	4,800	405,840
SEI Investments Co.	400	22,440
Synchrony Financial	12,000	416,040
T. Rowe Price Group, Inc.	1,850	202,964
TD Ameritrade Holding Corp.	2,100	104,832
Visa, Inc. Class A	28,860	5,008,653
The Western Union Co.	320	6,365
		14,420,165
Insurance — 0.6%
Alleghany Corp. (a)	50	34,055
Aon PLC	1,120	216,138
Arch Capital Group Ltd. (a)	3,800	140,904
Athene Holding Ltd. Class A (a)	1,700	73,202
Axis Capital Holdings Ltd.	400	23,860
Erie Indemnity Co. Class A	70	17,800
Everest Re Group Ltd.	1,690	417,734
Marsh & McLennan Cos., Inc.	1,200	119,700
Primerica, Inc.	670	80,366
The Progressive Corp.	6,500	519,545
RenaissanceRe Holdings Ltd.	90	16,021
The Travelers Cos., Inc.	1,390	207,833
Voya Financial, Inc.	300	16,590
		1,883,748
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	3,500	179,550
Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp.	4,315	882,202
Brookfield Property REIT, Inc. Class A	4,700	88,783
CoreSite Realty Corp.	1,660	191,182
Crown Castle International Corp.	9,290	1,210,952
Equinix, Inc.	607	306,104
Equity LifeStyle Properties, Inc.	100	12,134
Extra Space Storage, Inc.	2,540	269,494
Lamar Advertising Co. Class A	3,400	274,414
Outfront Media, Inc.	17,700	456,483
Public Storage	3,020	719,273
Simon Property Group, Inc.	4,579	731,541

	Number of Shares	Value
Sun Communities, Inc.	580	$74,350
		5,216,912
		22,021,588
Industrial — 7.0%
Aerospace & Defense — 1.7%
The Boeing Co.	5,840	2,125,819
General Dynamics Corp.	470	85,455
HEICO Corp.	642	85,906
HEICO Corp. Class A	1,288	133,141
L3 Harris Technologies, Inc.	2,690	508,760
Lockheed Martin Corp.	4,460	1,621,388
Northrop Grumman Corp.	90	29,080
Raytheon Co.	1,790	311,245
Spirit AeroSystems Holdings, Inc. Class A	3,400	276,658
		5,177,452
Building Materials — 0.3%
Armstrong World Industries, Inc.	4,700	456,840
Eagle Materials, Inc.	3,410	316,107
Fortune Brands Home & Security, Inc.	200	11,426
Lennox International, Inc.	510	140,250
		924,623
Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	1,080	148,943
AMETEK, Inc.	1,175	106,737
Emerson Electric Co.	110	7,339
Hubbell, Inc.	3,610	470,744
Universal Display Corp.	1,040	195,582
		929,345
Electronics — 1.1%
Allegion PLC	1,570	173,564
Amphenol Corp. Class A	100	9,594
FLIR Systems, Inc.	100	5,410
Fortive Corp.	960	78,259
Honeywell International, Inc.	7,470	1,304,187
Jabil, Inc.	15,200	480,320
Keysight Technologies, Inc. (a)	3,800	341,278
Mettler-Toledo International, Inc. (a)	730	613,200
National Instruments Corp.	3,300	138,567
Sensata Technologies Holding PLC (a)	1,300	63,700
Waters Corp. (a)	1,360	292,726
		3,500,805
Environmental Controls — 0.2%
Waste Management, Inc.	6,320	729,138
Hand & Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	500	41,160

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	2,150	$293,023
Machinery – Diversified — 0.3%
Dover Corp.	3,700	370,740
Graco, Inc.	3,390	170,110
IDEX Corp.	520	89,513
Nordson Corp.	10	1,413
Rockwell Automation, Inc.	2,360	386,639
Roper Technologies, Inc.	130	47,614
Xylem, Inc.	500	41,820
		1,107,849
Miscellaneous – Manufacturing — 1.1%
3M Co.	7,740	1,341,652
Carlisle Cos., Inc.	690	96,883
Hexcel Corp.	1,800	145,584
Illinois Tool Works, Inc.	7,110	1,072,259
Ingersoll-Rand PLC	4,900	620,683
		3,277,061
Packaging & Containers — 0.2%
Ball Corp.	1,700	118,983
Berry Global Group, Inc. (a)	3,800	199,842
Crown Holdings, Inc. (a)	2,600	158,860
Sealed Air Corp.	1,400	59,892
		537,577
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,240	278,678
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	1,900	160,265
CSX Corp.	6,200	479,694
Expeditors International of Washington, Inc.	2,000	151,720
Landstar System, Inc.	1,360	146,866
Norfolk Southern Corp.	1,450	289,029
Old Dominion Freight Line, Inc.	300	44,778
Union Pacific Corp.	14,840	2,509,592
United Parcel Service, Inc. Class B	7,050	728,054
XPO Logistics, Inc. (a)	6,900	398,889
		4,908,887
		21,705,598
Technology — 25.1%
Computers — 8.3%
Accenture PLC Class A	16,480	3,045,010
Apple, Inc.	93,543	18,514,031
Cognizant Technology Solutions Corp. Class A	500	31,695
Dell Technologies C (a)	16,848	855,878
EPAM Systems, Inc. (a)	1,150	199,065
Fortinet, Inc. (a)	3,800	291,954
Genpact Ltd.	1,700	64,753
HP, Inc.	18,200	378,378

	Number of Shares	Value
International Business Machines Corp.	12,150	$1,675,485
NCR Corp. (a)	5,600	174,160
NetApp, Inc.	5,900	364,030
		25,594,439
Office & Business Equipment — 0.2%
Zebra Technologies Corp. Class A (a)	2,470	517,440
Semiconductors — 3.7%
Analog Devices, Inc.	395	44,584
Applied Materials, Inc.	12,100	543,411
Broadcom, Inc.	5,990	1,724,281
IPG Photonics Corp. (a)	660	101,805
KLA-Tencor Corp.	990	117,018
Lam Research Corp.	4,380	822,739
Maxim Integrated Products, Inc.	2,400	143,568
NVIDIA Corp.	6,450	1,059,284
QUALCOMM, Inc.	25,700	1,954,999
Skyworks Solutions, Inc.	1,920	148,358
Teradyne, Inc.	9,700	464,727
Texas Instruments, Inc.	31,880	3,658,549
Xilinx, Inc.	6,230	734,642
		11,517,965
Software — 12.9%
Activision Blizzard, Inc.	2,100	99,120
Adobe, Inc. (a)	6,250	1,841,562
Akamai Technologies, Inc. (a)	2,100	168,294
ANSYS, Inc. (a)	450	92,169
Aspen Technology, Inc. (a)	890	110,609
Atlassian Corp. PLC Class A (a)	660	86,354
Autodesk, Inc. (a)	2,590	421,911
Broadridge Financial Solutions, Inc.	2,000	255,360
Cadence Design Systems, Inc. (a)	9,500	672,695
CDK Global, Inc.	200	9,888
Cerner Corp.	9,100	667,030
Citrix Systems, Inc.	3,580	351,341
Dropbox, Inc. Class A (a)	4,000	100,200
Electronic Arts, Inc. (a)	3,710	375,675
Fair Isaac Corp. (a)	1,190	373,684
Fidelity National Information Services, Inc.	2,540	311,607
First Data Corp. Class A (a)	11,400	308,598
Fiserv, Inc. (a)	5,880	536,021
Intuit, Inc.	5,770	1,507,874
Jack Henry & Associates, Inc.	260	34,819
Manhattan Associates, Inc. (a)	3,900	270,387
Microsoft Corp.	163,530	21,906,479
MSCI, Inc.	1,080	257,893
Oracle Corp.	60,700	3,458,079
Paychex, Inc.	6,500	534,885
Paycom Software, Inc. (a)	1,020	231,254
Red Hat, Inc. (a)	3,810	715,366

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
salesforce.com, Inc. (a)	2,230	$338,358
ServiceNow, Inc. (a)	2,910	798,999
Splunk, Inc. (a)	1,790	225,093
Synopsys, Inc. (a)	2,890	371,914
Take-Two Interactive Software, Inc. (a)	230	26,112
Teradata Corp. (a)	900	32,265
Twilio, Inc. Class A (a)	560	76,356
Veeva Systems, Inc. Class A (a)	4,780	774,886
VMware, Inc. Class A	4,830	807,624
Workday, Inc. Class A (a)	1,950	400,881
Zynga, Inc. Class A (a)	15,500	95,015
		39,646,657
		77,276,501

TOTAL COMMON STOCK (Cost $230,799,777)		264,197,531

TOTAL EQUITIES (Cost $230,799,777)		264,197,531

MUTUAL FUNDS — 4.9%
Diversified Financial Services — 4.9%
iShares Russell 1000 Growth Index Fund	87,900	13,830,186
State Street Navigator Securities Lending Prime Portfolio (c)	1,242,111	1,242,111
		15,072,297

TOTAL MUTUAL FUNDS (Cost $15,072,605)		15,072,297

TOTAL LONG-TERM INVESTMENTS (Cost $245,872,382)		279,269,828

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (d)	$519,059	$519,059

TOTAL SHORT-TERM INVESTMENTS (Cost $519,059)		519,059

TOTAL INVESTMENTS — 90.7% (Cost $246,391,441) (e)		279,788,887

Other Assets/(Liabilities) — 9.3%		28,678,898

NET ASSETS — 100.0%		$308,467,785

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $1,213,285 or 0.39% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $519,113. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $529,632.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	9/20/19	198	$29,145,006	$2,574

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%
COMMON STOCK — 98.5%
Basic Materials — 3.7%
Iron & Steel — 1.2%
Allegheny Technologies, Inc. (a)	99,959	$2,518,967
Mining — 2.5%
Compass Minerals International, Inc.	37,440	2,057,327
Kaiser Aluminum Corp.	32,184	3,141,480
		5,198,807
		7,717,774
Communications — 3.0%
Internet — 2.0%
Etsy, Inc. (a)	32,060	1,967,522
Q2 Holdings, Inc. (a)	28,440	2,171,679
		4,139,201
Media — 0.9%
Houghton Mifflin Harcourt Co. (a)	312,843	1,801,976
Telecommunications — 0.1%
Pagerduty, Inc. (a)	5,970	280,888
		6,222,065
Consumer, Cyclical — 13.5%
Airlines — 1.0%
Spirit Airlines, Inc. (a)	43,030	2,053,822
Auto Manufacturers — 0.8%
Navistar International Corp. (a)	47,080	1,621,906
Auto Parts & Equipment — 1.3%
Visteon Corp. (a)	47,700	2,794,266
Distribution & Wholesale — 1.2%
Dorman Products, Inc. (a)	30,340	2,643,827
Retail — 9.2%
AutoNation, Inc. (a)	62,820	2,634,671
BJ’s Wholesale Club Holdings, Inc. (a)	116,080	3,064,512
Jack in the Box, Inc.	33,040	2,689,126
Nu Skin Enterprises, Inc. Class A	42,740	2,107,937
Suburban Propane Partners LP (b)	148,550	3,608,279
Texas Roadhouse, Inc.	55,550	2,981,368
The Wendy’s Co.	116,310	2,277,350
		19,363,243
		28,477,064
Consumer, Non-cyclical — 19.2%
Biotechnology — 1.6%
Emergent BioSolutions, Inc. (a)	40,270	1,945,444
Ligand Pharmaceuticals, Inc. (a)	11,930	1,361,809
		3,307,253

	Number of Shares	Value
Commercial Services — 6.2%
ASGN, Inc. (a)	67,992	$4,120,315
Korn Ferry	103,531	4,148,487
Monro, Inc.	31,660	2,700,598
Paylocity Holding Corp. (a)	22,430	2,104,383
		13,073,783
Health Care – Products — 5.4%
Adaptive Biotechnologies Corp. (a)	6,572	317,428
AtriCure, Inc. (a)	40,130	1,197,479
Inspire Medical Systems, Inc. (a)	34,970	2,120,931
Intersect ENT, Inc. (a)	47,420	1,079,279
Quidel Corp. (a)	32,010	1,898,833
Repligen Corp. (a)	33,210	2,854,399
Wright Medical Group NV (a)	67,790	2,021,498
		11,489,847
Health Care – Services — 3.8%
Addus HomeCare Corp. (a)	24,896	1,865,955
LHC Group, Inc. (a)	30,320	3,625,666
Teladoc Health, Inc. (a) (c)	37,050	2,460,491
		7,952,112
Household Products & Wares — 1.0%
Acco Brands Corp.	278,560	2,192,267
Pharmaceuticals — 1.2%
Senseonics Holdings, Inc. (a) (c)	235,491	480,402
TherapeuticsMD, Inc. (a) (c)	231,160	601,016
uniQure NV (a)	17,930	1,401,229
		2,482,647
		40,497,909
Energy — 3.1%
Energy – Alternate Sources — 0.6%
Renewable Energy Group, Inc. (a)	76,244	1,209,230
Oil & Gas — 1.7%
Matador Resources Co. (a)	132,185	2,627,838
Range Resources Corp. (c)	128,950	900,071
		3,527,909
Pipelines — 0.8%
Noble Midstream Partners LP (b)	53,235	1,770,596
		6,507,735
Financial — 21.8%
Banks — 5.6%
The Bank of NT Butterfield & Son Ltd.	60,850	2,066,466
BankUnited, Inc.	30,898	1,042,499
Cathay General Bancorp	38,330	1,376,430
Chemical Financial Corp.	48,543	1,995,603
Customers Bancorp, Inc. (a)	53,230	1,117,830
Heritage Financial Corp.	57,575	1,700,766

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IBERIABANK Corp.	33,270	$2,523,529
		11,823,123
Diversified Financial Services — 2.6%
Federated Investors, Inc. Class B	49,310	1,602,575
Focus Financial Partners, Inc. Class A (a)	30,470	832,136
Stifel Financial Corp.	52,440	3,097,106
		5,531,817
Insurance — 1.8%
James River Group Holdings Ltd.	38,562	1,808,558
ProAssurance Corp.	54,830	1,979,911
		3,788,469
Real Estate Investment Trusts (REITS) — 6.8%
Brandywine Realty Trust	187,960	2,691,587
DiamondRock Hospitality Co.	202,360	2,092,402
EPR Properties	27,210	2,029,594
Four Corners Property Trust, Inc.	136,390	3,727,539
National Storage Affiliates Trust	126,530	3,661,778
		14,202,900
Savings & Loans — 5.0%
Berkshire Hills Bancorp, Inc.	54,320	1,705,105
OceanFirst Financial Corp.	77,003	1,913,525
Pacific Premier Bancorp, Inc.	41,160	1,271,021
Sterling Bancorp	75,030	1,596,638
WSFS Financial Corp.	96,763	3,996,312
		10,482,601
		45,828,910
Industrial — 16.4%
Building Materials — 2.4%
Masonite International Corp. (a)	46,678	2,458,997
Summit Materials, Inc. Class A (a)	137,120	2,639,560
		5,098,557
Electrical Components & Equipment — 3.0%
Energizer Holdings, Inc.	63,580	2,456,731
Generac Holdings, Inc. (a)	55,350	3,841,844
		6,298,575
Electronics — 0.8%
Atkore International Group, Inc. (a)	64,750	1,675,083
Engineering & Construction — 2.5%
KBR, Inc.	117,288	2,925,163
TopBuild Corp. (a)	27,710	2,293,279
		5,218,442
Environmental Controls — 2.1%
Advanced Disposal Services, Inc. (a)	67,813	2,163,913
Evoqua Water Technologies Corp. (a)	160,040	2,278,970
		4,442,883

	Number of Shares	Value
Machinery – Diversified — 0.5%
The Manitowoc Co., Inc. (a)	56,633	$1,008,067
Metal Fabricate & Hardware — 1.9%
Mayville Engineering Co., Inc. (a)	62,290	859,602
Rexnord Corp. (a)	102,900	3,109,638
		3,969,240
Miscellaneous – Manufacturing — 0.9%
EnPro Industries, Inc.	28,370	1,811,141
Transportation — 1.8%
CryoPort, Inc. (a) (c)	49,170	900,794
Genesee & Wyoming, Inc. Class A (a)	29,800	2,980,000
		3,880,794
Trucking & Leasing — 0.5%
The Greenbrier Cos., Inc.	35,180	1,069,472
		34,472,254
Technology — 13.7%
Computers — 3.0%
CACI International, Inc. Class A (a)	19,906	4,072,568
Perspecta, Inc.	100,970	2,363,708
		6,436,276
Semiconductors — 4.1%
Brooks Automation, Inc.	71,340	2,764,425
MKS Instruments, Inc.	41,620	3,241,782
Semtech Corp. (a)	55,690	2,675,904
		8,682,111
Software — 6.6%
Blackline, Inc. (a)	21,580	1,154,746
Bottomline Technologies de, Inc. (a)	35,710	1,579,810
Envestnet, Inc. (a)	27,200	1,859,664
j2 Global, Inc. (c)	44,766	3,979,250
Zynga, Inc. Class A (a)	856,991	5,253,355
		13,826,825
		28,945,212
Utilities — 4.1%
Electric — 2.5%
Avista Corp.	50,900	2,270,140
Black Hills Corp.	19,030	1,487,575
NorthWestern Corp.	20,330	1,466,810
		5,224,525
Gas — 1.6%
South Jersey Industries, Inc.	104,280	3,517,364
		8,741,889

TOTAL COMMON STOCK (Cost $192,833,200)		207,410,812

TOTAL EQUITIES (Cost $192,833,200)		207,410,812

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 3.9%
Diversified Financial Services — 3.9%
State Street Navigator Securities Lending Prime Portfolio (d)	8,086,696	$8,086,696

TOTAL MUTUAL FUNDS (Cost $8,086,696)		8,086,696

TOTAL LONG-TERM INVESTMENTS (Cost $200,919,896)		215,497,508

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (e)	$2,112,247	2,112,247

TOTAL SHORT-TERM INVESTMENTS (Cost $2,112,247)		2,112,247

TOTAL INVESTMENTS — 103.4% (Cost $203,032,143) (f)		217,609,755

Other Assets/(Liabilities) — (3.4)%		(7,077,976)

NET ASSETS — 100.0%		$210,531,779

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $7,857,903 or 3.73% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $2,112,467. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $2,157,445.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%
COMMON STOCK — 97.9%
Cayman Islands — 2.3%
Farfetch Ltd. Class A (a)	72,890	$1,516,112
JD.com, Inc. ADR (a)	143,692	4,352,431
StoneCo Ltd. Class A (a)	45,900	1,357,722
		7,226,265
France — 7.3%
Kering SA	12,900	7,630,928
LVMH Moet Hennessy Louis Vuitton SE	31,160	13,264,547
Societe Generale SA	76,870	1,945,150
		22,840,625
Germany — 6.7%
Allianz SE Registered	25,611	6,172,644
Bayer AG Registered	31,972	2,220,753
SAP SE	68,118	9,363,574
Siemens AG Registered	27,461	3,264,143
		21,021,114
India — 3.9%
DLF Ltd.	2,548,732	7,008,978
ICICI Bank Ltd. Sponsored ADR	413,560	5,206,720
		12,215,698
Italy — 0.2%
Brunello Cucinelli SpA	21,740	733,212
Japan — 12.5%
Capcom Co. Ltd.	80,200	1,613,105
FANUC Corp.	16,900	3,137,217
Keyence Corp.	9,300	5,715,217
MinebeaMitsumi, Inc.	126,000	2,143,145
Murata Manufacturing Co. Ltd.	121,830	5,494,354
Nidec Corp.	53,700	7,368,844
Nintendo Co. Ltd.	8,100	2,977,803
Omron Corp.	63,100	3,306,153
Takeda Pharmaceutical Co. Ltd.	65,808	2,339,147
TDK Corp.	65,600	5,100,436
		39,195,421
Netherlands — 4.9%
Airbus SE	93,480	13,254,989
uniQure NV (a)	26,240	2,050,656
		15,305,645
Spain — 1.5%
Industria de Diseno Textil SA	156,171	4,692,184
Sweden — 2.2%
Assa Abloy AB Class B	180,009	4,075,142
Atlas Copco AB Class A	87,555	2,798,838
		6,873,980

	Number of Shares	Value
Switzerland — 2.0%
Credit Suisse Group AG Registered	241,041	$2,892,275
UBS Group AG Registered	285,629	3,394,571
		6,286,846
United Kingdom — 5.1%
International Game Technology PLC (b)	95,682	1,240,995
Prudential PLC	240,312	5,234,157
TechnipFMC PLC	92,820	2,404,027
Unilever PLC	114,166	7,089,466
		15,968,645
United States — 49.3%
3M Co.	22,180	3,844,681
ACADIA Pharmaceuticals, Inc. (a)	55,140	1,473,892
Adobe, Inc. (a)	34,460	10,153,639
Agilent Technologies, Inc.	52,210	3,898,521
Alphabet, Inc. Class A (a)	17,290	18,721,612
Amazon.com, Inc. (a)	1,509	2,857,488
AnaptysBio, Inc. (a)	16,280	918,518
Anthem, Inc.	29,250	8,254,642
Bluebird Bio, Inc. (a)	13,510	1,718,472
Blueprint Medicines Corp. (a)	25,890	2,442,204
Centene Corp. (a)	47,960	2,515,022
Citigroup, Inc.	105,050	7,356,651
Colgate-Palmolive Co.	86,440	6,195,155
Equifax, Inc.	27,630	3,736,681
Facebook, Inc. Class A (a)	53,830	10,389,190
GlycoMimetics, Inc. (a)	71,950	857,644
The Goldman Sachs Group, Inc.	18,310	3,746,226
Incyte Corp. (a)	26,240	2,229,350
Intuit, Inc.	38,940	10,176,190
Ionis Pharmaceuticals, Inc. (a)	30,680	1,971,804
MacroGenics, Inc. (a)	67,530	1,145,984
Maxim Integrated Products, Inc.	118,670	7,098,839
Microsoft Corp.	11,940	1,599,482
Mirati Therapeutics, Inc. (a)	12,396	1,276,788
PayPal Holdings, Inc. (a)	66,448	7,605,638
resTORbio, Inc. (a) (b)	65,290	665,958
S&P Global, Inc.	42,740	9,735,745
Sage Therapeutics, Inc. (a)	21,840	3,998,686
Sarepta Therapeutics, Inc. (a)	13,100	1,990,545
Tiffany & Co.	38,530	3,607,949
United Parcel Service, Inc. Class B	35,510	3,667,118
Veracyte, Inc. (a)	31,450	896,640
The Walt Disney Co.	40,710	5,684,744
Zimmer Biomet Holdings, Inc.	18,970	2,233,528
		154,665,226

TOTAL COMMON STOCK (Cost $185,783,655)		307,024,861

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

PREFERRED STOCK — 1.2%
Germany — 1.2%
Bayerische Motoren Werke AG 6.200%	60,107	$3,731,604
India — 0.0%
Zee Entertainment Enterprises Ltd.	573,050	43,584

TOTAL PREFERRED STOCK (Cost $3,383,012)		3,775,188

TOTAL EQUITIES (Cost $189,166,667)		310,800,049

MUTUAL FUNDS — 1.8%
United States — 1.8%
Invesco Oppenheimer Institutional Government Money Market Fund, Class Institutional	4,290,516	4,290,516
State Street Navigator Securities Lending Prime Portfolio (c)	1,313,103	1,313,103
		5,603,619

TOTAL MUTUAL FUNDS (Cost $5,603,619)		5,603,619

TOTAL LONG-TERM INVESTMENTS (Cost $194,770,286)		316,403,668

TOTAL INVESTMENTS — 100.9% (Cost $194,770,286) (d)		316,403,668

Other Assets/(Liabilities) — (0.9)%		(2,835,590)

NET ASSETS — 100.0%		$313,568,078

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $1,284,920 or 0.41% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.0%
COMMON STOCK — 95.0%
Australia — 1.6%
CSL Ltd.	35,245	$5,332,036
Austria — 0.7%
ams AG (a)	57,701	2,262,733
Belgium — 0.3%
Galapagos NV (a) (b)	8,863	1,143,198
Canada — 5.3%
Alimentation Couche-Tard, Inc. Class B	93,037	5,854,820
CCL Industries, Inc. Class B	109,068	5,348,667
Dollarama, Inc.	101,053	3,555,047
Saputo, Inc.	102,026	3,054,041
		17,812,575
Cayman Islands — 2.7%
Alibaba Group Holding Ltd. Sponsored ADR (a)	21,156	3,584,884
WH Group Ltd. (c)	5,396,500	5,493,880
		9,078,764
Denmark — 2.1%
Ascendis Pharma A/S ADR (a)	8,160	939,624
Novo Nordisk A/S Class B	109,992	5,610,667
Novozymes A/S Class B	8,426	392,888
		6,943,179
Finland — 1.9%
Nokia OYJ	1,260,202	6,262,384
France — 14.8%
Atos SE	26,530	2,218,215
Dassault Systemes SE	22,361	3,572,524
Edenred	132,373	6,753,347
Hermes International	10,686	7,707,161
Legrand SA	56,760	4,159,168
LVMH Moet Hennessy Louis Vuitton SE	12,660	5,389,254
Pernod Ricard SA	24,205	4,460,412
SEB SA (a) (d)	32,437	5,831,379
Ubisoft Entertainment SA (a)	43,210	3,387,671
Valeo SA	116,614	3,793,458
Worldline SA (a) (c)	31,286	2,277,146
		49,549,735
Germany — 9.3%
Bayer AG Registered	46,213	3,209,924
Continental AG	20,862	3,041,546
Fresenius Medical Care AG & Co. KGaA	44,425	3,485,091
Infineon Technologies AG	394,060	6,963,858
SAP SE	72,616	9,981,874

	Number of Shares	Value
Siemens Healthineers AG (c)	107,346	$4,529,764
		31,212,057
India — 1.9%
ICICI Bank Ltd. Sponsored ADR	503,648	6,340,928
Ireland — 1.4%
James Hardie Industries PLC	163,150	2,146,170
Medtronic PLC	27,460	2,674,329
		4,820,499
Japan — 11.5%
Hitachi Ltd.	201,800	7,416,550
Hoya Corp.	80,900	6,214,171
Keyence Corp.	11,400	7,005,750
Koito Manufacturing Co. Ltd.	93,700	5,015,242
Kubota Corp.	214,700	3,579,789
Nidec Corp.	37,600	5,159,563
Nitori Holdings Co. Ltd.	30,200	4,006,955
		38,398,020
Luxembourg — 0.0%
SES SA	3,050	47,759
Netherlands — 8.5%
Aalberts NV	82,544	3,245,186
Airbus SE	40,520	5,745,530
ASML Holding NV	35,498	7,421,468
Boskalis Westminster (b)	75,596	1,746,116
Heineken NV	39,503	4,409,329
STMicroelectronics NV	323,760	5,744,549
		28,312,178
New Zealand — 1.4%
Xero Ltd. (a)	114,546	4,817,256
Panama — 1.0%
Carnival Corp.	70,640	3,288,292
Spain — 4.3%
Amadeus IT Group SA	44,164	3,494,967
Grifols SA	215,261	6,360,644
Prosegur Cash SA (c)	908,520	1,798,834
Prosegur Cia de Seguridad SA	611,466	2,875,354
		14,529,799
Sweden — 3.1%
Atlas Copco AB Class A	153,713	4,913,686
Epiroc AB Class A	271,566	2,827,643
Swedish Match AB	62,535	2,642,993
		10,384,322
Switzerland — 10.8%
Barry Callebaut AG Registered	2,077	4,166,332
Cie Financiere Richemont SA Registered	45,635	3,873,225
Lonza Group AG Registered	18,816	6,349,924

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Roche Holding AG	15,346	$4,317,847
Sika AG Registered	34,443	5,878,749
Temenos Group AG Registered	36,826	6,594,185
VAT Group AG (c)	39,902	4,915,979
		36,096,241
Thailand — 1.3%
CP ALL PCL	1,566,800	4,380,960
United Kingdom — 9.0%
Atlassian Corp. PLC Class A (a)	8,280	1,083,355
Bunzl PLC	79,091	2,089,730
Ferguson PLC (a)	31,896	2,273,513
Intertek Group PLC	42,680	2,990,051
Legal & General Group PLC	1,093,365	3,742,490
LivaNova PLC (a)	14,030	1,009,599
Melrose Industries PLC	1,157,752	2,664,726
Prudential PLC	226,666	4,936,938
TechnipFMC PLC	161,104	4,172,575
The Weir Group PLC	127,136	2,497,411
Whitbread PLC	43,885	2,581,460
		30,041,848
United States — 2.1%
EPAM Systems, Inc. (a)	24,250	4,197,675
ResMed, Inc.	22,280	2,718,828
		6,916,503

TOTAL COMMON STOCK (Cost $270,731,743)		317,971,266

PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd.	653,347	49,692

TOTAL PREFERRED STOCK (Cost $19,495)		49,692

TOTAL EQUITIES (Cost $270,751,238)		318,020,958

MUTUAL FUNDS — 5.7%
United States — 5.7%
Invesco Oppenheimer Institutional Government Money Market Fund, Class Institutional	16,646,612	16,646,612
State Street Navigator Securities Lending Prime Portfolio (e)	2,273,272	2,273,272
		18,919,884

TOTAL MUTUAL FUNDS (Cost $18,919,884)		18,919,884

Value

TOTAL LONG-TERM INVESTMENTS (Cost $289,671,122)	$336,940,842

TOTAL INVESTMENTS — 100.7% (Cost $289,671,122) (f)	336,940,842

Other Assets/(Liabilities) — (0.7)%	(2,314,323)

NET ASSETS — 100.0%	$334,626,519

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $2,161,949 or 0.65% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $19,015,603 or 5.68% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $5,831,379 or 1.74% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%
COMMON STOCK — 94.1%
Bermuda — 3.2%
Credicorp Ltd.	14,120	$3,232,209
Jardine Strategic Holdings Ltd.	52,671	2,009,727
		5,241,936
Brazil — 4.1%
Atacadao SA	262,400	1,503,353
B3 SA – Brasil Bolsa Balcao	170,388	1,662,192
Itau Unibanco Holding SA Sponsored ADR	80,705	760,241
Natura Cosmeticos SA	68,700	1,010,655
Vale SA Sponsored ADR	124,280	1,670,323
		6,606,764
Cayman Islands — 18.6%
Alibaba Group Holding Ltd. Sponsored ADR (a)	65,195	11,047,293
Baozun, Inc. ADR (a) (b)	9,320	464,695
BeiGene Ltd. ADR (a)	850	105,358
Huazhu Group Ltd. ADR	115,125	4,173,281
Hutchison China MediTech Ltd. ADR (a) (b)	14,170	311,740
Innovent Biologics, Inc. (a) (c)	232,500	785,639
Meituan Dianping Class B (a)	481,300	4,223,032
Ping An Healthcare and Technology Co. Ltd. (a) (c)	10,450	43,640
StoneCo Ltd. Class A (a)	18,760	554,921
Sunny Optical Technology Group Co. Ltd.	47,000	487,413
Tencent Holdings Ltd. ADR	113,293	5,125,434
Tencent Music Entertainment Group ADR (a)	37	555
Wuxi Biologics Cayman, Inc. (a) (c)	76,500	687,514
ZTO Express Cayman, Inc. ADR	108,970	2,083,506
		30,094,021
Chile — 1.2%
SACI Falabella	291,488	1,903,420
China — 5.4%
China International Capital Corp. Ltd. Class H (c)	334,400	675,700
Dong-E-E-Jiao Co. Ltd.	25,133	145,851
Hansoh Pharmaceutical Group Co. Ltd. (a) (c)	146,000	385,947
Jiangsu Hengrui Medicine Co. Ltd. Class A	377,063	3,626,974
Ping An Insurance Group Co. of China Ltd. Class A	198,129	2,562,512
Shanghai Junshi Bioscience Class H (a) (c)	59,000	226,051

	Number of Shares	Value
Sinopharm Group Co. Ltd. Class H	318,400	$1,122,005
		8,745,040
Colombia — 0.5%
Grupo Aval Acciones y Valores SA ADR	106,000	844,820
Egypt — 0.5%
Commercial International Bank Egypt SAE	179,388	784,416
France — 6.3%
Kering SA	11,323	6,698,061
LVMH Moet Hennessy Louis Vuitton SE	8,078	3,438,736
		10,136,797
Hong Kong — 5.0%
AIA Group Ltd.	478,600	5,173,974
Hong Kong Exchanges & Clearing Ltd.	82,478	2,915,260
		8,089,234
India — 10.6%
Bandhan Bank Ltd. (c)	26,793	210,378
Biocon Ltd.	158,976	578,727
Cholamandalam Investment and Finance Co. Ltd.	139,820	577,287
Housing Development Finance Corp. Ltd.	191,955	6,102,293
Kotak Mahindra Bank Ltd.	244,656	5,244,487
Oberoi Realty Ltd.	59,178	517,815
Odisha Cement Ltd. (a)	19,279	292,338
Tata Consultancy Services Ltd.	65,448	2,112,864
UltraTech Cement Ltd.	387	25,493
Zee Entertainment Enterprises Ltd.	290,702	1,423,527
		17,085,209
Indonesia — 1.2%
Bank Central Asia Tbk PT	439,300	932,916
Indocement Tunggal Prakarsa Tbk PT	490,500	695,102
Semen Indonesia Persero Tbk PT	398,500	326,843
		1,954,861
Italy — 1.5%
Moncler SpA	22,750	972,676
PRADA SpA	467,900	1,447,187
		2,419,863
Mexico — 6.6%
Alsea SAB de CV (a)	283,328	559,460
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	466,612	715,948
Fomento Economico Mexicano SAB de CV	329,883	3,191,626

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fomento Economico Mexicano SAB de CV Sponsored ADR	12,100	$1,170,675
Grupo Aeroportuario del Sureste SAB de CV Class B	47,261	766,961
Grupo Financiero Inbursa SAB de CV Class O	809,810	1,171,653
Grupo Mexico SAB de CV Series B	840,383	2,238,248
Wal-Mart de Mexico SAB de CV	300,979	821,533
		10,636,104
Netherlands — 1.1%
Steinhoff International Holdings NV (a) (b)	453,046	41,811
Yandex NV Class A (a)	45,180	1,716,840
		1,758,651
Philippines — 3.2%
Ayala Corp.	22,210	387,647
Ayala Land, Inc.	1,243,400	1,233,328
Jollibee Foods Corp.	88,210	485,261
SM Investments Corp.	104,555	1,977,530
SM Prime Holdings, Inc.	1,513,600	1,096,276
		5,180,042
Republic of Korea — 3.2%
Amorepacific Corp.	5,671	809,177
AMOREPACIFIC Group	5,882	317,834
LG Household & Health Care Ltd.	1,193	1,357,635
Samsung Biologics Co. Ltd. (a) (c)	3,940	1,093,029
Samsung Electronics Co. Ltd.	40,447	1,649,104
		5,226,779
Russia — 6.9%
LUKOIL PJSC Sponsored ADR	16,088	1,358,222
LUKOIL PJSC Sponsored ADR	7,656	643,257
MMC Norilsk Nickel PJSC	3,599	81,050
MMC Norilsk Nickel PJSC	1,223	276,564
MMC Norilsk Nickel PJSC ADR (Russia)	15,595	354,108
Novatek PJSC Sponsored GDR Registered	35,732	7,596,001
Polyus PJSC GDR Registered (c) (d)	9,600	443,904
Sberbank of Russia PJSC	123,182	464,395
		11,217,501
South Africa — 2.7%
FirstRand Ltd.	652,337	3,175,871
Shoprite Holdings Ltd.	99,906	1,118,535
		4,294,406
Taiwan — 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	785,000	5,988,398
Thailand — 0.5%
Siam Commercial Bank PCL	169,400	770,565

	Number of Shares	Value
Turkey — 1.4%
Akbank T.A.S. (a)	925,548	$1,086,948
Anadolu Efes Biracilik Ve Malt Sanayii AS	149,964	515,147
BIM Birlesik Magazalar AS	25,897	356,215
Turkiye Garanti Bankasi AS (a)	231,059	363,247
		2,321,557
United Arab Emirates — 0.4%
DP World PLC	2,933	46,756
Emaar Properties PJSC	494,152	595,137
		641,893
United Kingdom — 3.1%
Glencore PLC	1,425,465	4,960,229
United States — 3.2%
MercadoLibre, Inc. (a)	1,650	1,009,421
Yum China Holdings, Inc.	90,350	4,174,170
		5,183,591

TOTAL COMMON STOCK (Cost $133,396,340)		152,086,097

PREFERRED STOCK — 2.7%
Brazil — 1.1%
Lojas Americanas SA 0.410%	425,220	1,823,819
India — 0.1%
Zee Entertainment Enterprises Ltd.	742,906	56,503
Singapore — 1.5%
Grab Holdings, Inc. (a) (d) (e)	395,658	2,438,401

TOTAL PREFERRED STOCK (Cost $4,657,238)		4,318,723

TOTAL EQUITIES (Cost $138,053,578)		156,404,820

MUTUAL FUNDS — 0.5%
United States — 0.5%
State Street Navigator Securities Lending Prime Portfolio (f)	822,349	822,349

TOTAL MUTUAL FUNDS (Cost $822,349)		822,349

TOTAL LONG-TERM INVESTMENTS (Cost $138,875,927)		157,227,169

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.6%
Repurchase Agreement — 4.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (g)	$7,401,612	$7,401,612

TOTAL SHORT-TERM INVESTMENTS (Cost $7,401,612)		7,401,612

TOTAL INVESTMENTS — 101.9% (Cost $146,277,539) (h)		164,628,781

Other Assets/(Liabilities) — (1.9)%		(3,090,163)

NET ASSETS — 100.0%		$161,538,618

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $801,997 or 0.50% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $4,551,802 or 2.82% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $2,882,305 or 1.78% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $7,402,383. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $7,552,348.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such other members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Portfolio of Investments (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2019. For the Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2019, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$192,173,545	$-	$192,173,545
Municipal Obligations	-	82,419	-	82,419
Non-U.S. Government Agency Obligations	1,661,590	292,390,944	-	294,052,534
U.S. Government Agency Obligations and Instrumentalities	-	5,344,367	-	5,344,367
U.S. Treasury Obligations	-	32,599,698	-	32,599,698
Purchased Options	-	5,255,497	-	5,255,497
Short-Term Investments	-	11,973,356	-	11,973,356
Total Investments	$1,661,590	$539,819,826	$-	$541,481,416
Asset Derivatives
Futures Contracts	$1,249,808	$-	$-	$1,249,808
Liability Derivatives
Futures Contracts	$(3,710,485)	$-	$-	$(3,710,485)
Swap Agreements	-	(316,201)	-	(316,201)
Total	$(3,710,485)	$(316,201)	$-	$(4,026,686)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$3,703,710	$-	$3,703,710
Non-U.S. Government Agency Obligations	-	72,769,009	-	72,769,009
U.S. Government Agency Obligations and Instrumentalities	-	1,155,392	-	1,155,392
U.S. Treasury Obligations	-	233,592,924	-	233,592,924
Purchased Options	-	1,618,179	-	1,618,179
Short-Term Investments	-	1,772,572	-	1,772,572
Total Investments	$-	$314,611,786	$-	$314,611,786

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

Inflation-Protected and Income Fund (Continued)
Asset Derivatives
Futures Contracts	$836,670	$-	$-		$836,670
Swap Agreements	-	119,150	-		119,150
Total	$836,670	$119,150	$-		$955,820
Liability Derivatives
Futures Contracts	$(924,554)	$-	$-		$(924,554)
Swap Agreements	-	(779,075)	-		(779,075)
Total	$(924,554)	$(779,075)	$-		$(1,703,629)

Core Bond Fund
Asset Investments
Preferred Stock	$3,333,200	$-	$-		$3,333,200
Corporate Debt	-	474,739,626	-		474,739,626
Municipal Obligations	-	6,394,273	-		6,394,273
Non-U.S. Government Agency Obligations	4,448,220	426,027,074	-		430,475,294
Sovereign Debt Obligations	-	9,415,192	-		9,415,192
U.S. Government Agency Obligations and Instrumentalities	-	363,617,769	-		363,617,769
U.S. Treasury Obligations	-	64,697,961	-		64,697,961
Purchased Options	-	9,756,078	-		9,756,078
Mutual Funds	2,907,070	-	-		2,907,070
Short-Term Investments	-	254,915,168	-		254,915,168
Total Investments	$10,688,490	$1,609,563,141	$-		$1,620,251,631
Asset Derivatives
Futures Contracts	$6,134,061	$-	$-		$6,134,061
Liability Derivatives
Futures Contracts	$(1,360,067)	$-	$-		$(1,360,067)
Swap Agreements	-	(689,954)	-		(689,954)
Total	$(1,360,067)	$(689,954)	$-		$(2,050,021)

Diversified Bond Fund
Asset Investments
Common Stock	$48,985	$-	$807	**	$49,792
Preferred Stock	256,400	-	-		256,400
Corporate Debt	-	86,937,090	-		86,937,090
Municipal Obligations	-	1,123,252	-		1,123,252
Non-U.S. Government Agency Obligations	667,870	64,267,064	-		64,934,934
Sovereign Debt Obligations	-	1,600,398	-		1,600,398
U.S. Government Agency Obligations and Instrumentalities	-	45,301,008	-		45,301,008
U.S. Treasury Obligations	-	9,181,506	-		9,181,506
Purchased Options	-	2,533,029	-		2,533,029
Warrants	-	-	3,834	**	3,834
Mutual Funds	1,767,810	-	-		1,767,810
Short-Term Investments	-	35,651,063	-		35,651,063
Total Investments	$2,741,065	$246,594,410	$4,641		$249,340,116
Asset Derivatives
Forward Contracts	$-	$65,816	$-		$65,816
Futures Contracts	1,031,439	-	-		1,031,439
Total	$1,031,439	$65,816	$-		$1,097,255

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

Diversified Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$(47,141)	$-		$(47,141)
Futures Contracts	(236,378)	-	-		(236,378)
Swap Agreements	-	(103,679)	-		(103,679)
Total	$(236,378)	$(150,820)	$-		$(387,198)

High Yield Fund
Asset Investments
Common Stock	$1,601,878	$1,668,839	$9,899	**	$3,280,616
Preferred Stock	181,012	-	-		181,012
Bank Loans	-	33,681,399	-		33,681,399
Corporate Debt	-	508,099,218	-		508,099,218
Warrants	-	-	3,314	**	3,314
Mutual Funds	26,361,968	-	-		26,361,968
Short-Term Investments	-	20,255,379	-		20,255,379
Total Investments	$28,144,858	$563,704,835	$13,213		$591,862,906

Balanced Fund
Asset Investments
Common Stock	$61,144,792	$-	$-		$61,144,792
Preferred Stock	128,200	-	-		128,200
Corporate Debt	-	17,172,979	-		17,172,979
Municipal Obligations	-	382,439	-		382,439
Non-U.S. Government Agency Obligations	-	14,649,316	-		14,649,316
Sovereign Debt Obligations	-	325,195	-		325,195
U.S. Government Agency Obligations and Instrumentalities	-	12,848,275	-		12,848,275
U.S. Treasury Obligations	-	1,918,578	-		1,918,578
Purchased Options	-	248,176	-		248,176
Mutual Funds	11,169,068	-	-		11,169,068
Short-Term Investments	-	9,681,358	-		9,681,358
Total Investments	$72,442,060	$57,226,316	$-		$129,668,376
Asset Derivatives
Futures Contracts	$241,999	$-	$-		$241,999
Liability Derivatives
Futures Contracts	$(5,306)	$-	$-		$(5,306)
Swap Agreements	-	(16,483)	-		(16,483)
Total	$(5,306)	$(16,483)	$-		$(21,789)

Disciplined Value Fund
Asset Investments
Common Stock	$116,040,395	$-	$-		$116,040,395
Mutual Funds	6,955,894	-	-		6,955,894
Total Investments	$122,996,289	$-	$-		$122,996,289
Asset Derivatives
Futures Contracts	$1,183	$-	$-		$1,183

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total

Main Street Fund
Asset Investments
Common Stock	$121,861,351	$599,448	*	$-	$122,460,799
Short-Term Investments	-	2,585,511		-	2,585,511
Total Investments	$121,861,351	$3,184,959		$-	$125,046,310

Disciplined Growth Fund
Asset Investments
Common Stock	$264,197,531	$-		$-	$264,197,531
Mutual Funds	15,072,297	-		-	15,072,297
Short-Term Investments	-	519,059		-	519,059
Total Investments	$279,269,828	$519,059		$-	$279,788,887
Asset Derivatives
Futures Contracts	$2,574	$-		$-	$2,574

Global Fund
Asset Investments
Common Stock*
Cayman Islands	$7,226,265	$-		$-	$7,226,265
France	-	22,840,625		-	22,840,625
Germany	-	21,021,114		-	21,021,114
India	5,206,720	7,008,978		-	12,215,698
Italy	-	733,212		-	733,212
Japan	-	39,195,421		-	39,195,421
Netherlands	2,050,656	13,254,989		-	15,305,645
Spain	-	4,692,184		-	4,692,184
Sweden	-	6,873,980		-	6,873,980
Switzerland	-	6,286,846		-	6,286,846
United Kingdom	1,240,995	14,727,650		-	15,968,645
United States	154,665,226	-		-	154,665,226
Preferred Stock*
Germany	-	3,731,604		-	3,731,604
India	43,584	-		-	43,584
Mutual Funds	5,603,619	-		-	5,603,619
Total Investments	$176,037,065	$140,366,603		$-	$316,403,668

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$5,332,036		$-	$5,332,036
Austria	-	2,262,733		-	2,262,733
Belgium	-	1,143,198		-	1,143,198
Canada	17,812,575	-		-	17,812,575
Cayman Islands	3,584,884	5,493,880		-	9,078,764
Denmark	939,624	6,003,555		-	6,943,179
Finland	-	6,262,384		-	6,262,384
France	-	49,549,735		-	49,549,735
Germany	-	31,212,057		-	31,212,057
India	6,340,928	-		-	6,340,928
Ireland	2,674,329	2,146,170		-	4,820,499

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Japan	$-	$38,398,020	$-	$38,398,020
Luxembourg	-	47,759	-	47,759
Netherlands	-	28,312,178	-	28,312,178
New Zealand	-	4,817,256	-	4,817,256
Panama	3,288,292	-	-	3,288,292
Spain	-	14,529,799	-	14,529,799
Sweden	-	10,384,322	-	10,384,322
Switzerland	-	36,096,241	-	36,096,241
Thailand	4,380,960	-	-	4,380,960
United Kingdom	2,092,954	27,948,894	-	30,041,848
United States	6,916,503	-	-	6,916,503
Preferred Stock
India	49,692	-	-	49,692
Mutual Funds	18,919,884	-	-	18,919,884
Total Investments	$67,000,625	$269,940,217	$-	$336,940,842

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$3,232,209	$2,009,727	$-	$5,241,936
Brazil	6,606,764	-	-	6,606,764
Cayman Islands	18,741,349	11,352,672	-	30,094,021
Chile	1,903,420	-	-	1,903,420
China	385,947	8,359,093	-	8,745,040
Colombia	844,820	-	-	844,820
Egypt	-	784,416	-	784,416
France	-	10,136,797	-	10,136,797
Hong Kong	-	8,089,234	-	8,089,234
India	-	17,085,209	-	17,085,209
Indonesia	-	1,954,861	-	1,954,861
Italy	-	2,419,863	-	2,419,863
Mexico	10,636,104	-	-	10,636,104
Netherlands	1,716,840	41,811	-	1,758,651
Philippines	-	5,180,042	-	5,180,042
Republic of Korea	-	5,226,779	-	5,226,779
Russia	276,564	10,940,937	-	11,217,501
South Africa	-	4,294,406	-	4,294,406
Taiwan	-	5,988,398	-	5,988,398
Thailand	770,565	-	-	770,565
Turkey	-	2,321,557	-	2,321,557
United Arab Emirates	-	641,893	-	641,893
United Kingdom	-	4,960,229	-	4,960,229
United States	5,183,591	-	-	5,183,591
Preferred Stock
Brazil	1,823,819	-	-	1,823,819
India	56,503	-	-	56,503
Singapore	-	-	2,438,401	2,438,401

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Mutual Funds	$822,349	$-	$-	$822,349
Short-Term Investments	-	7,401,612	-	7,401,612
Total Investments	$53,000,844	$109,189,536	$2,438,401	$164,628,781

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2019 is not presented.

The Funds, with the exception of the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, and Balanced Fund, had no Level 3 transfers during the period ended June 30, 2019. The Inflation-Protected and Income Fund and Balanced Fund had Level 3 transfers during the period ended June 30, 2019; however, none of the transfers individually or collectively had a material impact on the Funds.

The following table shows Level 3 transfers:

	Transfers In*		Transfers Out*
	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Short-Duration Bond Fund	$7,417,534	$-	$-	$(7,417,534)
Core Bond Fund	14,736,805	-	-	(14,736,805)
Diversified Bond Fund	2,600,992	-	-	(2,600,992)

*	Level 3 Transfers occurred as inputs were more observable.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/18	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 6/30/19	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 6/30/19
Strategic Emerging Markets Fund
Preferred Stock	$-	$-	$-	$-	$2,438,401	$-	$-	$-	$2,438,401	$-

The Strategic Emerging Markets Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Strategic Emerging Markets Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Notes to Portfolio of Investments (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Strategic Emerging Markets Fund

Preferred Stock — 2,438,401
Grab Holdings, Inc.	$2,438,401	Market Approach	Market Transaction	$6.16
Total	$2,438,401

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at June 30, 2019, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund	Disciplined Value Fund	Disciplined Growth Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management				A
Directional Exposures to Currencies				M
Intention to Create Investment Leverage in Portfolio				M
Futures Contracts**
Hedging/Risk Management	A	A	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A	M	M
Substitution for Direct Investment	A	A	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M	M	M
Interest Rate Swaps***
Hedging/Risk Management	A	A	A	A	A
Duration Management	A	A	A	A	A
Asset/Liability Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund	Disciplined Value Fund	Disciplined Growth Fund
Total Return Swaps****
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Substitution for Direct Investment		A
Market Access		A
Intention to Create Investment Leverage in Portfolio		M
Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M
Options (Purchased)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Directional Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At June 30, 2019, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$5,255,497	$5,255,497
Futures Contracts	-	-	-	1,249,808	1,249,808
Total Value	$-	$-	$-	$6,505,305	$6,505,305
Liability Derivatives
Futures Contracts	$-	$-	$-	$(3,710,485)	$(3,710,485)
Swap Agreements	(303,184)	-	-	(13,017)	(316,201)
Total Value	$(303,184)	$-	$-	$(3,723,502)	$(4,026,686)

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$1,618,179	$1,618,179
Futures Contracts	-	-	-	836,670	836,670
Swap Agreements	-	21,741	-	97,409	119,150
Total Value	$-	$21,741	$-	$2,552,258	$2,573,999

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Inflation-Protected and Income Fund (Continued)
Liability Derivatives
Futures Contracts	$-	$-	$-	$(924,554)	$(924,554)
Swap Agreements	(151,593)	-	-	(627,482)	(779,075)
Total Value	$(151,593)	$-	$-	$(1,552,036)	$(1,703,629)

Core Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$9,756,078	$9,756,078
Futures Contracts	-	-	-	6,134,061	6,134,061
Total Value	$-	$-	$-	$15,890,139	$15,890,139
Liability Derivatives
Futures Contracts	$-	$-	$-	$(1,360,067)	$(1,360,067)
Swap Agreements	(665,601)	-	-	(24,353)	(689,954)
Total Value	$(665,601)	$-	$-	$(1,384,420)	$(2,050,021)

Diversified Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$1,303	$2,531,726	$2,533,029
Forward Contracts	-	-	65,816	-	65,816
Futures Contracts	-	-	-	1,031,439	1,031,439
Total Value	$-	$-	$67,119	$3,563,165	$3,630,284
Liability Derivatives
Forward Contracts	$-	$-	$(47,141)	$-	$(47,141)
Futures Contracts	-	-	-	(236,378)	(236,378)
Swap Agreements	(97,381)	-	-	(6,298)	(103,679)
Total Value	$(97,381)	$-	$(47,141)	$(242,676)	$(387,198)

Balanced Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$248,176	$248,176
Futures Contracts	-	70,828	-	171,171	241,999
Total Value	$-	$70,828	$-	$419,347	$490,175
Liability Derivatives
Futures Contracts	$-	$-	$-	$(5,306)	$(5,306)
Swap Agreements	(16,063)	-	-	(420)	(16,483)
Total Value	$(16,063)	$-	$-	$(5,726)	$(21,789)

Disciplined Value Fund
Asset Derivatives
Futures Contracts	$-	$1,183	$-	$-	$1,183

Disciplined Growth Fund
Asset Derivatives
Futures Contracts	$-	$2,574	$-	$-	$2,574

Notes to Portfolio of Investments (Unaudited) (Continued)

At June 30, 2019, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions
Short-Duration Bond Fund	2,553	$-	$6,120,000	-	$106,260,000
Inflation-Protected and Income Fund	642	-	82,835,808	-	32,680,000
Core Bond Fund	2,089	-	12,430,000	-	197,240,000
Diversified Bond Fund	317	6,582,298	2,470,000	400,000	51,190,000
Balanced Fund	100	-	260,000	-	5,020,000
Disciplined Value Fund	91	-	-	-	-
Disciplined Growth Fund	198	-	-	-	-

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased swaptions, or shares/units outstanding for purchased options based on absolute values, at June 30, 2019.

Further details regarding the derivatives and other investments held by the Fund(s) at June 30, 2019, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Notes to Portfolio of Investments (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Notes to Portfolio of Investments (Unaudited) (Continued)

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2019, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Notes to Portfolio of Investments (Unaudited) (Continued)

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

At June 30, 2019, the average balance outstanding for open reverse repurchase agreements for the Inflation-Protected and Income Fund was $4,997,065. The maximum balance outstanding for the Inflation-Protected and Income Fund was $72,497,500 during the period ended June 30, 2019. The weighted average maturity was 19 days, at a weighted average interest rate of 2.291%.

Average balance outstanding was calculated based on daily balances outstanding during the period that the Inflation-Protected and Income Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2019, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2019.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At June 30, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$536,168,764	$9,021,194	$(3,708,542)	$5,312,652
Inflation-Protected and Income Fund	306,803,757	9,017,993	(1,209,964)	7,808,029
Core Bond Fund	1,592,182,478	35,594,816	(7,525,663)	28,069,153
Diversified Bond Fund	244,972,417	5,996,517	(1,628,818)	4,367,699
High Yield Fund	599,055,586	14,748,825	(21,941,505)	(7,192,680)
Balanced Fund	122,385,840	9,342,683	(2,060,147)	7,282,536
Disciplined Value Fund	119,866,786	7,435,955	(4,306,452)	3,129,503
Main Street Fund	108,352,896	18,641,413	(1,947,999)	16,693,414
Disciplined Growth Fund	246,391,441	37,734,885	(4,337,439)	33,397,446
Small Cap Opportunities Fund	203,032,143	30,679,125	(16,101,513)	14,577,612
Global Fund	194,770,286	128,904,335	(7,270,953)	121,633,382
International Equity Fund	289,671,122	65,071,717	(17,801,997)	47,269,720
Strategic Emerging Markets Fund	146,277,539	26,304,125	(7,952,883)	18,351,242

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2019, was as follows:

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19		Number of Shares Held as of 6/30/19	Dividend Income	Realized Gain (Loss) Distributions
Global Fund
Invesco Oppenheimer Institutional Government Money Market Fund, Class Institutional	$4,096,417	$45,664,709	$(45,470,610)	$-	$-	$4,290,516	#	4,290,516	$101,343	$-
International Equity Fund
Invesco Oppenheimer Institutional Government Money Market Fund, Class Institutional	$17,496,757	$109,187,357	$(110,037,502)	$-	$-	$16,646,612	#	16,646,612	$330,641	$-

#	Effective May 24, 2019, the fund is no longer advised by OFI Global Asset Management and, therefore, the fund is no longer affiliated.
5.	New Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, are approximately $44,200, $299,880, and $414,800, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.